UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group
(Exact name of registrant as specified in charter)

333 South Grand Avenue
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)

Registrant’s telephone number, including area code:   213-625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)

U.S. Government Agency (32%)
5,000,000	FFCB, (1 mo. LIBOR USD + 0.100%)
	2.00%, 8/08/18 (a)	$ 5,000
10,000,000	FFCB, (1 mo. LIBOR USD + 0.070%)
	2.01%, 4/18/19 (a)	10,001
20,000,000	FFCB, (3 mo. LIBOR USD + 0.035%)
	2.29%, 9/04/18 (a)	20,003
5,800,000	FFCB, (3 mo. LIBOR USD + 0.010%)
	2.33%, 10/19/18 (a)	5,803
2,000,000	FFCB Disc Note, 1.94%, 8/03/18 (b)	2,000
5,000,000	FFCB Disc Note, 2.16%, 12/13/18 (b)	4,968
10,000,000	FHLB, (1 mo. LIBOR USD + 0.130%)
	1.96%, 10/10/18 (a)	10,000
9,000,000	FHLB Disc Note, 0.00%, 9/07/18 (b)	8,982
7,450,000	FHLB Disc Note, 1.94%, 8/03/18 (b)	7,449
1,000,000	FHLB Disc Note, 1.94%, 8/30/18 (b)	999
6,000,000	FHLB Disc Note, 1.95%, 9/17/18 (b)	5,985
10,000,000	FHLB Disc Note, 1.95%, 9/19/18 (b)	9,974
2,460,000	FNMA, (SOFR + 0.080%) 1.98%, 1/30/19 (a)	2,460
3,090,000	FNMA, (SOFR + 0.120%) 2.02%, 7/30/19 (a)	3,090

Total U.S. Government Agency (Cost - $96,714)		96,714

Mortgage Backed (1%)
2,556,780	Fannie Mae-Aces, (1 mo. LIBOR USD
	+ 0.210%) 2.29%, 9/25/18 (a)
	(Cost - $2,556)	2,556

NCUA Guaranteed (0%)
441,268	NCUA Guaranteed Notes Trust 2011-R1, (1 mo. LIBOR USD + 0.450%) 2.54%, 1/08/20 (a)	442

Total NCUA Guaranteed (Cost - $442)		442

U.S. Treasury (36%)
15,000,000	U.S. Treasury Bill, 1.83%, 8/02/18 (b)	14,999
5,000,000	U.S. Treasury Bill, 1.93%, 9/27/18 (b)	4,985
10,000,000	U.S. Treasury Bill, 1.96%, 10/04/18 (b)	9,967
10,000,000	U.S. Treasury Bill, 1.99%, 10/25/18 (b)	9,954
10,000,000	U.S. Treasury Bill, 2.05%, 11/23/18 (b)	9,937
10,000,000	U.S. Treasury Bill, 2.16%, 1/10/19 (b)	9,905
10,000,000	U.S. Treasury Bill, 2.39%, 6/20/19 (b)	9,798
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill
	Yield + 0.060%) 2.07%, 7/31/19 (a)	10,011
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill
	Yield + 0.070%) 2.08%, 4/30/19 (a)	10,008
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill
	Yield + 0.140%) 2.15%, 1/31/19 (a)	10,007
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill
	Yield + 0.170%) 2.18%, 10/31/18 (a)	10,006

Total U.S. Treasury (Cost - $109,577)		109,577

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
4,036,710	Dreyfus Treasury & Agency Cash Management, Institutional Shares
	(Cost - $4,037)	$4,037
Repurchase Agreement (31%)
26,000,000	Bank of Montreal Tri Party, 1.87% 8/01/18 (c)	26,000
35,000,000	Citigroup Tri Party, 1.89% 8/02/18 (d)	35,000
35,000,000	Goldman Sachs Tri Party, 1.90% 8/07/18 (e)	35,000
Total Repurchase Agreement (Cost - $96,000)		96,000
Total Investments (Cost - $309,326) (101%)		309,326
Assets in excess of Other Liabilities (-1%)		(2,289)
Net Assets (100%)		$307,037

(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 7/31/2018 is collateralized by the following securities:

Bank of Montreal Tri Party
26,795,700	U.S. Treasury Securities, maturity from Sep
	18-May 48, yielding from 0.00%-6.00%	$26,520

(d) The repurchase agreement dated 7/31/2018 is collateralized by the following securities:

Citigroup Tri Party
31,098,200	U.S. Treasury Note, maturity dated May 24,
	yielding 2.50%	$30,600

(e) The repurchase agreement dated 7/31/2018 is collateralized by the following securities:

Goldman Sachs Tri Party
84,467,114	FMAC, maturity from Nov 25-Oct 47, yielding
	from 2.50%-6.00%	$16,752
28,080,568	FNMA, maturity from June 24-Dec 45, yielding
	from 3.50%-6.00%	18,948

		$35,700

1 Payden Mutual Funds

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (16%)
7,000,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	$ 6,963
3,300,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 3.15%, 1/20/28 (a)(b)	3,294
4,000,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 3.67%, 11/30/26 (a)(b)	4,001
3,106,447	Capital Auto Receivables Asset Trust 2016-3, 1.54%, 8/20/20	3,096
3,580,000	CarMax Auto Owner Trust 2014-3, 2.29%, 6/15/20	3,578
1,216,200	CarMax Auto Owner Trust 2016-1, 1.61%, 11/16/20	1,210
134,669	CNH Equipment Trust 2015-B, 1.37%, 7/15/20	134
3,718,658	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.32%, 12/17/33 (a)(b)	3,736
1,930,119	Commonbond Student Loan Trust 2017-A-GS 144A, (1 mo. LIBOR USD + 0.850%) 2.91%, 5/25/41 (a)(b)	1,955
938,699	Dell Equipment Finance Trust 2017-1 144A, 1.86%, 6/24/19 (b)	938
2,633,336	Dell Equipment Finance Trust 2017-2 144A, 1.97%, 2/24/20 (b)	2,624
6,429,873	Enterprise Fleet Financing LLC 144A, 1.97%, 1/20/23 (b)	6,380
2,300,000	First Investors Auto Owner Trust 2016-2 144A, 1.87%, 11/15/21 (b)	2,282
1,640,000	First Investors Auto Owner Trust 2017-1 144A, 2.20%, 3/15/22 (b)	1,627
4,080,834	First Investors Auto Owner Trust 2018-1 144A, 2.84%, 5/16/22 (b)	4,079
4,050,000	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%) 3.12%, 11/15/26 (a)(b)	4,042
37,792	GSAMP Trust 2004-SEA2, (1 mo. LIBOR USD + 0.650%) 2.71%, 3/25/34 (a)	38
1,740,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.29%, 4/19/30 (a)(b)	1,733
5,740,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 3.47%, 7/20/26 (a)(b)	5,744
600,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.000%) 3.34%, 7/25/26 (a)(b)	600
6,800,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 3.14%, 1/15/28 (a)(b)	6,735
4,164,879	Nissan Auto Lease Trust 2017-B, 1.83%, 12/16/19	4,144
4,000,000	Nissan Master Owner Trust Receivables, 1.54%, 6/15/21	3,957
815,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.11%, 7/15/27 (a)(b)	811
1,140,441	OSCAR US Funding Trust VII LLC 144A, 2.13%, 11/10/20 (b)	1,136

Principal or Shares	Security Description	Value (000)

2,600,000	Penarth Master Issuer PLC 144A, (1 mo. LIBOR USD + 0.380%) 2.33%, 3/18/22 (a)(b)	$ 2,600
6,059,564	Progress Residential 2016-SFR1 Trust 144A, (1 mo. LIBOR USD + 1.500%) 3.57%, 9/17/33 (a)(b)	6,070
242,519	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	243
633,710	Santander Drive Auto Receivables Trust 2016-2, 2.08%, 2/16/21	633
4,410,000	Santander Drive Auto Receivables Trust 2017-1, 2.10%, 6/15/21	4,390
642,788	Securitized Term Auto Receivables Trust 2016-1 144A, 1.52%, 3/25/20 (b)	640
3,258,522	SMB Private Education Loan Trust 2017-A 144A, (1 mo. LIBOR USD + 0.450%) 2.52%, 6/17/24 (a)(b)	3,261
1,541,040	Sofi Consumer Loan Program 2017-5 LLC 144A, 2.14%, 9/25/26 (b)	1,533
1,035,521	Sofi Consumer Loan Program 2017-6 LLC 144A, 2.20%, 11/25/26 (b)	1,029
5,683,438	Sofi Consumer Loan Program 2018-1 Trust 144A, 2.55%, 2/25/27 (b)	5,659
534,353	SoFi Professional Loan Program 2017-D LLC 144A, 1.72%, 9/25/40 (b)	531
5,855,000	Symphony CLO XV Ltd. 144A, (3 mo. LIBOR USD + 1.180%) 3.52%, 10/17/26 (a)(b)	5,855
2,462,500	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	2,468
2,526,050	Towd Point Mortgage Trust 2017-5 144A, (1 mo. LIBOR USD + 0.600%) 2.66%, 2/25/57 (a)(b)	2,533
2,034,370	Toyota Auto Receivables 2016-B Owner Trust, 1.30%, 4/15/20	2,024
3,330,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%) 3.24%, 4/15/29 (a)(b)	3,306
7,500,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	7,472
4,330,000	Volkswagen Auto Loan Enhanced Trust 2018-1, 2.81%, 7/20/21	4,328
3,116,467	Volvo Financial Equipment LLC Series 2016-1 144A, 1.67%, 2/18/20 (b)	3,107
3,365,144	Westlake Automobile Receivables Trust 2018-2 144A, 2.50%, 5/15/19 (b)	3,365
611,954	Wheels SPV 2 LLC 144A, 1.59%, 5/20/25 (b)	610

Total Asset Backed (Cost - $136,772)		136,494

Bank Loans(c) (0%)
211,566	VFH Parent LLC Term Loan B1 1L, (LIBOR
	USD 1-Month + 3.250%) 5.59%, 12/30/21	213
493,750	Zayo Group LLC Term Loan B1 1L, (LIBOR
	USD 1-Month + 2.250%) 4.09%, 1/19/21	495

Total Bank Loans (Cost - $704)		708

Commercial Paper (10%)
8,750,000	Anthem Inc., 2.18%, 8/20/18 (d)	8,739
3,750,000	AT&T Inc., 3.00%, 5/28/18 (d)	3,661
8,000,000	Banco De Chile, 2.50%, 11/29/18 (d)	7,933

2

Principal or Shares	Security Description	Value (000)

8,500,000	Bayerische Landesbk Giro, 2.18%, 9/19/18 (d)	$ 8,474
1,500,000	Bell Canada, 2.30%, 9/12/18 (d)	1,496
8,000,000	Bell Canada, 2.42%, 8/16/18 (d)	7,992
6,000,000	Kansas City Power & LT, 2.25%, 8/24/18 (d)	5,991
5,000,000	Macquarie Bank Ltd., 2.28%, 9/19/18 (d)	4,985
7,869,000	Marriott International, 2.35%, 9/17/18 (d)	7,845
5,300,000	Ontario Teacher Fin Trust, 2.34%, 12/17/18 (d)	5,250
3,500,000	Spectra Energy Partners, 2.27%, 8/15/18 (d)	3,497
8,000,000	Total Capital Canada Ltd., 2.18%, 10/01/18 (d)	7,970
5,000,000	Virginia Electric Power, 2.25%, 8/27/18 (d)	4,992

Total Commercial Paper (Cost - $78,824)		78,825

Corporate Bond (53%)
Financial (31%)
2,530,000	ABN AMRO Bank NV 144A,
	2.10%, 1/18/19 (b)	2,525
3,580,000	ABN AMRO Bank NV 144A, (3 mo. LIBOR USD + 0.410%) 2.75%, 1/19/21 (a)(b)	3,583
1,500,000	African Export-Import Bank, 4.75%, 7/29/19 (e)	1,520
1,900,000	Air Lease Corp., 2.63%, 9/04/18	1,900
3,500,000	American Express Co., (3 mo. LIBOR USD + 0.525%) 2.85%, 5/17/21 (a)	3,520
760,000	American Express Credit Corp., 1.88%, 5/03/19	756
3,935,000	Ares Capital Corp., 4.88%, 11/30/18	3,961
3,800,000	ASB Bank Ltd. 144A, (3 mo. LIBOR USD
	+ 0.970%) 3.31%, 6/14/23 (a)(b)	3,811
2,030,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%) 3.59%, 3/26/21 (a)	2,036
950,000	Astoria Financial Corp., 3.50%, 6/08/20	949
1,760,000	Athene Global Funding 144A, (3 mo. LIBOR USD + 1.140%) 3.49%, 4/20/20 (a)(b)	1,782
1,343,000	Athene Global Funding 144A, (3 mo. LIBOR USD + 1.230%) 3.57%, 7/01/22 (a)(b)	1,369
4,665,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.250%) 2.58%, 12/19/19 (a)(b)	4,672
3,330,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.320%) 2.69%, 11/09/20 (a)(b)	3,335
1,930,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.750%) 3.08%, 11/16/18 (a)(b)	1,934
2,930,000	AvalonBay Communities Inc., (3 mo. LIBOR USD + 0.430%) 2.77%, 1/15/21 (a)	2,930
290,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)	286
1,665,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	1,633
3,585,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%) 2.99%, 10/01/21 (a)	3,604
3,785,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%) 2.99%, 6/25/22 (a)	3,790
3,048,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 3.01%, 7/21/21 (a)	3,065
1,810,000	Bank of Montreal, 1.35%, 8/28/18	1,809
1,530,000	Bank of Montreal, (3 mo. LIBOR USD + 0.790%) 3.11%, 8/27/21 (a)	1,549

Principal or Shares	Security Description	Value (000)

3,970,000	Bank of Nova Scotia, (3 mo. LIBOR USD
	+ 0.440%) 2.79%, 4/20/21 (a)	$ 3,982
5,150,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)(f)	5,120
1,925,000	Banque Federative du Credit Mutuel SA 144A, (3 mo. LIBOR USD + 0.490%) 2.84%, 7/20/20 (a)(b)	1,932
3,565,000	Barclays Bank PLC, (3 mo. LIBOR USD + 0.460%) 2.79%, 1/11/21 (a)	3,572
1,090,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 3.55%, 5/22/22 (a)(b)	1,106
5,000,000	Capital One Bank USA NA, 2.30%, 6/05/19	4,980
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%) 3.28%, 3/09/22 (a)	2,077
1,630,000	Citibank NA, (3 mo. LIBOR USD + 0.570%) 2.92%, 7/23/21 (a)	1,636
860,000	Citigroup Inc., (3 mo. LIBOR USD + 0.790%) 3.12%, 1/10/20 (a)	866
2,000,000	Citigroup Inc., (3 mo. LIBOR USD + 0.930%) 3.25%, 6/07/19 (a)	2,014
1,990,000	Citigroup Inc., (3 mo. LIBOR USD + 0.960%) 3.30%, 4/25/22 (a)	2,014
1,580,000	Citigroup Inc., (3 mo. LIBOR USD + 1.070%) 3.39%, 12/08/21 (a)	1,606
310,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	310
1,345,000	Citizens Bank NA/Providence RI, (3 mo. LIBOR USD + 0.540%) 2.86%, 3/02/20 (a)	1,350
4,635,000	Citizens Bank NA/Providence RI, (3 mo. LIBOR USD + 0.570%) 2.89%, 5/26/20 (a)	4,649
2,000,000	Commonwealth Bank of Australia 144A, (3 mo. LIBOR USD + 0.400%) 2.73%, 9/18/20 (a)(b)	2,004
790,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	788
4,320,000	Credit Agricole SA/London 144A, 2.50%, 4/15/19 (b)	4,314
1,090,000	Credit Agricole SA/London 144A, (3 mo. LIBOR USD + 0.800%) 3.14%, 4/15/19 (a)(b)	1,095
1,800,000	Credit Agricole SA/London 144A, (3 mo. LIBOR USD + 0.970%) 3.30%, 6/10/20 (a)(b)	1,823
1,965,000	Danske Bank A/S 144A, (3 mo. LIBOR USD + 0.510%) 2.83%, 3/02/20 (a)(b)	1,971
1,900,000	DBS Group Holdings Ltd. 144A, (3 mo. LIBOR USD + 0.490%) 2.81%, 6/08/20 (a)(b)	1,904
3,080,000	Deutsche Bank AG/New York NY, (3 mo. LIBOR USD + 0.815%) 3.16%, 1/22/21 (a)	3,030
8,000,000	Dexia Credit Local SA 144A, (3 mo. LIBOR USD + 0.320%) 2.64%, 9/04/20 (a)(b)	8,023
2,585,000	DNB Bank ASA 144A, (3 mo. LIBOR USD + 0.370%) 2.71%, 10/02/20 (a)(b)	2,591
3,800,000	Federation des Caisses Desjardins du Quebec 144A, (3 mo. LIBOR USD + 0.330%) 2.67%, 10/30/20 (a)(b)	3,804

3 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

540,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	$ 539
2,665,000	Fifth Third Bank/Cincinnati OH, (3 mo. LIBOR USD + 0.250%) 2.59%, 10/30/20 (a)	2,663
1,870,000	Fifth Third Bank/Cincinnati OH, (3 mo. LIBOR USD + 0.590%) 2.93%, 9/27/19 (a)	1,875
980,000	FS Investment Corp., 4.25%, 1/15/20	980
2,035,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.730%) 3.07%, 12/27/20 (a)	2,045
1,590,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.040%) 3.38%, 4/25/19 (a)	1,600
2,850,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.110%) 3.44%, 4/26/22 (a)	2,883
1,325,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.170%) 3.51%, 11/15/21 (a)	1,343
2,355,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.600%) 2.93%, 5/18/21 (a)	2,363
620,000	HSBC USA Inc., (3 mo. LIBOR USD + 0.880%) 3.22%, 9/24/18 (a)	621
480,000	Huntington National Bank, 2.20%, 11/06/18	480
1,315,000	Huntington National Bank, (3 mo. LIBOR USD + 0.510%) 2.84%, 3/10/20 (a)	1,318
770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	787
1,895,000	Industrial & Commercial Bank of China Ltd./New York, (3 mo. LIBOR USD + 0.750%) 3.09%, 11/08/20 (a)	1,897
1,320,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	1,318
755,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%) 3.48%, 3/29/22 (a)	769
3,185,000	International Lease Finance Corp., 6.25%, 5/15/19	3,266
2,700,000	Intesa Sanpaolo SpA/New York NY, 2.39%, 1/07/19	2,696
440,000	iStar Inc., 4.63%, 9/15/20	437
3,310,000	Jackson National Life Global Funding 144A, (3 mo. LIBOR USD + 0.480%) 2.81%, 6/11/21 (a)(b)	3,319
2,100,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.550%) 2.88%, 3/09/21 (a)	2,108
4,485,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 2.94%, 6/18/22 (a)	4,489
2,505,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%) 2.98%, 6/01/21 (a)	2,520
1,600,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.955%) 3.30%, 1/23/20 (a)	1,618
640,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	639
1,250,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (b)	1,252
3,875,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%) 3.34%, 11/28/23 (a)(b)	3,871
550,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	549
2,425,000	Metropolitan Life Global Funding I 144A, (3 mo. LIBOR USD + 0.230%) 2.57%, 1/08/21 (a)(b)	2,428
2,250,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.650%) 2.98%, 7/26/21 (a)	2,259

Principal or Shares	Security Description	Value (000)

520,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.920%) 3.25%, 2/22/22 (a)	$ 525
1,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.940%) 3.26%, 2/28/22 (a)	1,716
2,460,000	Mizuho Securities USA LLC 144A, (3 mo. LIBOR USD + 0.650%) 2.99%, 6/28/19 (a)(b)	2,468
940,000	Morgan Stanley, 2.45%, 2/01/19	939
1,570,000	Morgan Stanley, (3 mo. LIBOR USD + 0.740%) 3.09%, 7/23/19 (a)	1,578
1,145,000	Morgan Stanley, (3 mo. LIBOR USD + 0.800%) 3.16%, 2/14/20 (a)	1,148
2,605,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 3.28%, 7/22/22 (a)	2,629
1,925,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%) 3.53%, 1/20/22 (a)	1,957
2,800,000	MUFJ Bank Ltd. 144A, 2.35%, 9/08/19 (b)	2,778
750,000	National Australia Bank Ltd. 144A, (3 mo. LIBOR USD + 0.510%) 2.84%, 5/22/20 (a)(b)	754
3,500,000	National Australia Bank Ltd. 144A, (3 mo. LIBOR USD + 1.000%) 3.34%, 7/12/21 (a)(b)	3,555
930,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (b)	928
1,500,000	Nexi Capital SpA 144A, (3 mo. EURIBOR + 3.625%) 3.63%, 5/01/23 EUR (a)(b)(g)	1,752
1,070,000	Nordea Bank AB 144A, (3 mo. LIBOR USD + 0.840%) 3.17%, 9/17/18 (a)(b)	1,071
3,755,000	Regions Bank/Birmingham AL, (3 mo. LIBOR USD + 0.380%) 2.72%, 4/01/21 (a)	3,752
640,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (b)	639
1,920,000	Royal Bank of Canada, 1.63%, 4/15/19	1,907
4,375,000	Royal Bank of Canada, (3 mo. LIBOR USD + 0.390%) 2.73%, 4/30/21 (a)	4,383
3,145,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%) 3.81%, 5/15/23 (a)	3,170
600,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.550%) 3.89%, 6/25/24 (a)	605
595,000	Santander UK PLC, 2.50%, 3/14/19	595
3,350,000	Santander UK PLC, (3 mo. LIBOR USD + 0.300%) 2.65%, 11/03/20 (a)	3,344
2,500,000	SL Green Operating Partnership LP, (3 mo. LIBOR USD + 0.980%) 3.35%, 8/16/21 (a)	2,502
806,000	SLM Corp., 5.13%, 4/05/22	806
1,120,000	Standard Chartered PLC 144A, (3 mo. LIBOR USD + 1.130%) 3.46%, 8/19/19 (a)(b)	1,130
690,000	Starwood Property Trust Inc. 144A, 3.63%, 2/01/21 (b)	675
5,850,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	5,847
985,000	Sumitomo Mitsui Banking Corp., (3 mo. LIBOR USD + 0.350%) 2.69%, 1/17/20 (a)	987
1,270,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 3/06/19 (b)	1,265
1,675,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (3 mo. LIBOR USD + 0.440%) 2.77%, 9/19/19 (a)(b)	1,680

4

Principal or Shares	Security Description	Value (000)

1,845,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (3 mo. LIBOR USD + 0.510%) 2.82%, 3/06/19 (a)(b)	$ 1,849
490,000	Synchrony Financial, 2.60%, 1/15/19	490
1,615,000	Toronto-Dominion Bank, 1.95%, 1/22/19	1,612
500,000	Toronto-Dominion Bank, (3 mo. LIBOR USD + 0.650%) 3.01%, 8/13/19 (a)	503
2,110,000	UBS AG/London 144A, (3 mo. LIBOR USD + 0.480%) 2.78%, 12/01/20 (a)(b)	2,113
2,320,000	UBS AG/London 144A, (3 mo. LIBOR USD + 0.580%) 2.90%, 6/08/20 (a)(b)	2,330
5,375,000	Wells Fargo & Co., (3 mo. LIBOR USD + 0.930%) 3.29%, 2/11/22 (a)	5,435
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.310%) 2.65%, 1/15/21 (a)	3,749
2,710,000	Westpac Banking Corp., (3 mo. LIBOR USD + 0.340%) 2.68%, 1/25/21 (a)	2,713
2,105,000	Westpac Banking Corp., (3 mo. LIBOR USD + 0.430%) 2.74%, 3/06/20 (a)	2,113
990,000	Westpac Banking Corp., (3 mo. LIBOR USD + 0.560%) 2.89%, 8/19/19 (a)	994
2,020,000	Westpac Banking Corp., (3 mo. LIBOR USD + 0.850%) 3.18%, 8/19/21 (a)	2,044

		262,842

Industrial (16%)
1,570,000	Alimentation Couche-Tard Inc. 144A, (3 mo. LIBOR USD + 0.500%) 2.83%, 12/13/19 (a)(b)	1,572
900,000	American Honda Finance Corp., 1.20%, 7/12/19	888
2,000,000	Anthem Inc., 2.25%, 8/15/19	1,988
500,000	APRR SA, (3 mo. EURIBOR + 0.750%) 0.43%, 3/31/19 EUR (a)(e)(g)	587
1,500,000	AT&T Inc., 2.30%, 3/11/19	1,497
400,000	AutoZone Inc., 1.63%, 4/21/19	397
1,065,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.670%) 3.01%, 7/30/21 (a)(b)	1,067
3,080,000	BAT Capital Corp. 144A, (3 mo. LIBOR USD + 0.590%) 2.95%, 8/14/20 (a)(b)	3,093
2,035,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%) 2.97%, 6/25/21 (a)(b)	2,050
2,020,000	Becton Dickinson and Co., (3 mo. LIBOR USD + 0.875%) 3.21%, 12/29/20 (a)	2,024
3,135,000	Becton Dickinson and Co., (3 mo. LIBOR USD + 1.030%) 3.34%, 6/06/22 (a)	3,158
620,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)	614
1,850,000	Bristol-Myers Squibb Co., 1.60%, 2/27/19	1,843
2,245,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	2,214
1,145,000	Cardinal Health Inc., 1.95%, 6/14/19	1,137
1,645,000	Caterpillar Financial Services Corp., (3 mo. LIBOR USD + 0.280%) 2.61%, 3/22/19 (a)	1,647
1,465,000	Caterpillar Financial Services Corp., (3 mo. LIBOR USD + 0.510%) 2.84%, 1/10/20 (a)	1,474
3,020,000	Central Nippon Expressway Co. Ltd., 2.17%, 8/05/19 (e)	2,996
3,545,000	Conagra Brands Inc., (3 mo. LIBOR USD + 0.500%) 2.84%, 10/09/20 (a)	3,537

Principal or Shares	Security Description	Value (000)

3,417,000	Corp Nacional del Cobre de Chile 144A, 7.50%, 1/15/19 (b)	$ 3,486
1,095,000	CVS Health Corp., (3 mo. LIBOR USD + 0.630%) 2.96%, 3/09/20 (a)	1,101
1,275,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%) 3.05%, 3/09/21 (a)	1,284
1,330,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	1,313
1,460,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.530%) 2.87%, 5/05/20 (a)(b)	1,465
4,500,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.620%) 2.96%, 10/30/19 (a)(b)	4,522
200,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)	205
2,430,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,380
1,425,000	Deutsche Telekom International Finance BV 144A, (3 mo. LIBOR USD + 0.580%) 2.92%, 1/17/20 (a)(b)	1,431
3,500,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%) 3.04%, 4/17/20 (a)	3,508
1,100,000	DXC Technology Co., (3 mo. LIBOR USD + 0.950%) 3.25%, 3/01/21 (a)	1,100
1,395,000	EI du Pont de Nemours & Co., (3 mo. LIBOR USD + 0.530%) 2.87%, 5/01/20 (a)	1,403
3,745,000	Express Scripts Holding Co., (3 mo. LIBOR USD + 0.750%) 3.07%, 11/30/20 (a)	3,747
535,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	533
1,445,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.790%) 3.12%, 6/12/20 (a)	1,454
1,460,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.830%) 3.16%, 3/12/19 (a)	1,465
1,240,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.830%) 3.19%, 8/12/19 (a)	1,246
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 3.61%, 3/28/22 (a)	904
1,235,000	General Motors Co., (3 mo. LIBOR USD + 0.800%) 3.14%, 8/07/20 (a)	1,240
1,700,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.540%) 2.88%, 11/06/20 (a)	1,698
1,995,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%) 3.27%, 4/13/20 (a)	2,011
2,300,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 3.64%, 6/30/22 (a)	2,340
1,190,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.450%) 3.82%, 5/09/19 (a)	1,200
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.89%, 1/14/22 (a)	1,303
3,240,000	Gilead Sciences Inc., (3 mo. LIBOR USD + 0.250%) 2.57%, 9/20/19 (a)	3,246
1,270,000	Glencore Funding LLC 144A, (3 mo. LIBOR USD + 1.360%) 3.70%, 1/15/19 (a)(b)	1,273

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,050,000	Harley-Davidson Financial Services Inc. 144A, (3 mo. LIBOR USD + 0.350%) 2.67%, 3/08/19 (a)(b)	$ 1,051
1,635,000	Hewlett Packard Enterprise Co. 144A, 2.10%, 10/04/19 (b)	1,616
710,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	696
700,000	John Deere Capital Corp., 1.95%, 1/08/19	699
1,745,000	Lennar Corp., 2.95%, 11/29/20	1,699
840,000	Lennar Corp., 4.13%, 1/15/22	836
176,000	Lockheed Martin Corp., 1.85%, 11/23/18	176
3,585,000	Martin Marietta Materials Inc., (3 mo. LIBOR USD + 0.500%) 2.82%, 12/20/19 (a)	3,595
795,000	Martin Marietta Materials Inc., (3 mo. LIBOR USD + 0.650%) 2.98%, 5/22/20 (a)	799
1,625,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	1,629
1,020,000	Molson Coors Brewing Co., 1.90%, 3/15/19	1,016
1,178,000	Mylan NV, 2.50%, 6/07/19	1,174
1,915,000	Nissan Motor Acceptance Corp. 144A, 2.00%, 3/08/19 (b)	1,906
1,985,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.390%) 2.73%, 9/28/20 (a)(b)	1,984
3,500,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.520%) 2.86%, 3/15/21 (a)(b)	3,513
3,370,000	Ooredoo Tamweel Ltd., 3.04%, 12/03/18 (e)	3,371
330,000	Philip Morris International Inc., 1.38%, 2/25/19	328
2,080,000	Philip Morris International Inc., 1.63%, 2/21/19	2,069
335,000	Pitney Bowes Inc., 3.63%, 9/15/20	334
1,086,000	Rockwell Collins Inc., 1.95%, 7/15/19	1,077
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	662
3,315,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	3,271
960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	915
450,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	443
3,500,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%) 3.12%, 6/15/21 (a)	3,507
666,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	665
690,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	690
700,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	687
460,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.450%) 2.77%, 5/30/19 (a)	461
2,200,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.450%) 2.78%, 8/21/20 (a)	2,207
535,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.550%) 2.87%, 6/02/20 (a)	537
3,695,000	Verizon Communications Inc., (3 mo. LIBOR USD + 0.550%) 2.88%, 5/22/20 (a)	3,721
1,235,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%) 3.33%, 3/16/22 (a)	1,259
1,283,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.600%) 2.94%, 6/15/20 (a)	1,285

Principal or Shares	Security Description	Value (000)

3,500,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.650%) 2.95%, 3/01/21 (a)	$ 3,509

		134,028

Utility (6%)
2,010,000	AES Corp./VA, 4.00%, 3/15/21	2,012
2,670,000	Cenovus Energy Inc., 5.70%, 10/15/19	2,734
1,695,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	1,790
1,350,000	Dominion Energy Inc. 144A, 1.50%, 9/30/18 (b)	1,348
675,000	Dominion Energy Inc., 2.58%, 7/01/20	666
915,000	Dominion Energy Inc. 144A, (3 mo. LIBOR USD + 0.550%) 2.85%, 6/01/19 (a)(b)	918
865,000	Dominion Energy Inc., 2.96%, 7/01/19	866
957,000	Energy Transfer Partners LP, 9.70%, 3/15/19	996
2,730,000	EnLink Midstream Partners LP, 2.70%, 4/01/19	2,720
2,870,000	EQT Corp., (3 mo. LIBOR USD + 0.770%) 3.11%, 10/01/20 (a)	2,872
700,000	Equinor ASA, (3 mo. LIBOR USD + 0.460%) 2.82%, 11/08/18 (a)	701
2,040,000	Florida Power & Light Co., (3 mo. LIBOR USD + 0.280%) 2.62%, 11/06/20 (a)	2,040
1,978,000	Husky Energy Inc., 6.15%, 6/15/19	2,028
1,395,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD + 1.280%) 3.62%, 1/15/23 (a)	1,425
1,215,000	Mississippi Power Co., (3 mo. LIBOR USD + 0.650%) 2.99%, 3/27/20 (a)	1,215
2,595,000	Nabors Industries Inc., 4.63%, 9/15/21	2,563
300,000	NextEra Energy Capital Holdings Inc., 1.65%, 9/01/18	300
521,000	Noble Holding International Ltd., 7.75%, 1/15/24 (f)	508
830,000	Oasis Petroleum Inc., 6.88%, 1/15/23	850
3,500,000	ONEOK Partners LP, 3.20%, 9/15/18	3,500
1,035,000	Phillips 66, (3 mo. LIBOR USD + 0.600%) 2.92%, 2/26/21 (a)	1,037
1,115,000	Phillips 66 144A, (3 mo. LIBOR USD + 0.650%) 2.99%, 4/15/19 (a)(b)	1,115
3,040,000	Progress Energy Inc., 7.05%, 3/15/19	3,119
910,000	QEP Resources Inc., 6.88%, 3/01/21	971
3,990,000	Sempra Energy, (3 mo. LIBOR USD + 0.450%) 2.79%, 3/15/21 (a)	3,994
1,400,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%) 2.84%, 1/15/21 (a)	1,401
1,420,000	Shell International Finance BV, 1.38%, 5/10/19	1,408
3,025,000	Southern Co. 144A, (3 mo. LIBOR USD + 0.700%) 3.04%, 9/30/20 (a)(b)	3,039
3,605,000	WGL Holdings Inc., (3 mo. LIBOR USD + 0.400%) 2.72%, 11/29/19 (a)	3,607
1,745,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,784

		53,527

Total Corporate Bond (Cost - $450,026)		450,397

Foreign Government (3%)
3,685,000	Abu Dhabi Government International Bond 144A, 6.75%, 4/08/19 (b)	3,787

6

Principal or Shares	Security Description	Value (000)

1,500,000	Argentine Republic Government International Bond, 6.25%, 4/22/19	$ 1,513
950,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.480%) 2.78%, 6/01/20 (a)	955
2,670,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.570%) 2.90%, 2/24/20 (a)	2,688
740,000,000	Japan Treasury Discount Bill, 0.00%, 9/03/18 JPY (d)(g)	6,619
6,700,000	Municipality Finance PLC 144A, (3 mo. LIBOR USD + 0.170%) 2.51%, 2/07/20 (a)(b)	6,716
1,600,000	Province of New Brunswick Canada, (3 mo. CDOR CAD + 0.130%) 2.07%, 8/01/19 CAD (a)(g)	1,234
371,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	407
1,470,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	1,533

Total Foreign Government (Cost - $25,848)		25,452

Mortgage Backed (8%)
3,222,727	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 2.61%, 1/25/30 (a)	3,223
5,446,256	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%) 2.71%, 5/25/30 (a)	5,451
2,903,495	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 3.01%, 10/25/29 (a)	2,919
1,383,792	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.36%, 7/25/29 (a)	1,394
482,943	FN 906140 ARM, (12 mo. LIBOR USD + 1.674%) 3.42%, 1/01/37 (a)	505
6,704,060	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.450%) 2.51%, 7/25/30 (a)	6,684
3,054,244	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%) 2.81%, 3/25/30 (a)	3,062
1,722,275	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 7/25/29 (a)	1,737
4,745,646	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 8/25/29 (a)	4,776
4,000,000	FREMF 2017-KT01 Multifamily Aggregation Risk Transfer Trust, (1 mo. LIBOR USD + 0.320%) 2.39%, 2/25/20 (a)	4,010
72,228	GNR 2002-48 FT, (1 mo. LIBOR USD + 0.200%) 2.27%, 12/16/26 (a)	72
593,509	Gosforth Funding 2016-1 PLC 144A, (3 mo. LIBOR GBP + 0.600%) 1.24%, 2/15/58 GBP (a)(b)(g)	780
2,188,091	Gosforth Funding 2017-1 PLC 144A, (3 mo. LIBOR USD + 0.470%) 2.80%, 12/19/59 (a)(b)	2,192
320,489	HarborView Mortgage Loan Trust 2004-10, 3.81%, 1/19/35 (h)	321
2,610,000	Holmes Master Issuer PLC 144A, (3 mo. LIBOR USD + 1.750%) 4.09%, 10/15/54 (a)(b)	2,611

Principal or Shares	Security Description	Value (000)

1,889,400	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%) 2.75%, 12/22/69 (a)(b)	$ 1,891
9,777	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	10
4,400,034	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 3.56%, 6/25/57 (a)(b)	4,526
4,680,000	Permanent Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.380%) 2.75%, 7/15/58 (a)(b)	4,686
2,096,161	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.42%, 8/20/56 GBP (a)(b)(g)	2,758
72,574	Sequoia Mortgage Trust 10, (1 mo. LIBOR USD + 0.800%) 2.89%, 10/20/27 (a)	71
54,291	Sequoia Mortgage Trust 2012-1, 2.87%, 1/25/42 (h)	55
273,525	Sequoia Mortgage Trust 2013-1, 1.45%, 2/25/43 (h)	265
478,046	Sequoia Mortgage Trust 2013-4, 1.55%, 4/25/43 (h)	455
1,687,076	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(h)	1,701
8,750,000	STACR Trust 2018-DNA2 144A, (1 mo. LIBOR USD + 0.800%) 2.86%, 12/25/30 (a)(b)	8,755
3,460,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/43 (a)(b)	3,487
137,179	Structured Adjustable Rate Mortgage Loan Trust, 3.88%, 9/25/34 (h)	139
3,019	Structured Asset Mortgage Investments Trust 2003-C1, 3.47%, 7/25/32 (h)	3
608,475	Towd Point Mortgage Funding 2016-Granite1 PLC 144A, (3 mo. LIBOR GBP + 1.180%) 1.94%, 7/20/46 GBP (a)(b)(g)	803

Total Mortgage Backed (Cost - $69,295)		69,342

Municipal (1%)
4,000,000	New York State Housing Finance Agency, 2.12%, 11/01/49 (h)	4,000

Total Municipal (Cost - $4,000)		4,000

NCUA Guaranteed (0%)
296,410	NCUA Guaranteed Notes Trust 2010-R1, (1 mo. LIBOR USD + 0.450%) 2.54%, 10/07/20 (a)	297
1,161,743	NCUA Guaranteed Notes Trust 2010-R3, (1 mo. LIBOR USD + 0.560%) 2.64%, 12/08/20 (a)	1,167
263,444	NCUA Guaranteed Notes Trust 2011-R1, (1 mo. LIBOR USD + 0.450%) 2.54%, 1/08/20 (a)	264
21,617	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%) 2.49%, 2/06/20 (a)	22

Total NCUA Guaranteed (Cost - $1,745)		1,750

U.S. Treasury (9%)
2,000,000	U.S. Treasury Bill, 1.89%, 8/16/18 (d)	1,999
1,015,000	U.S. Treasury Note, 1.00%, 11/30/18	1,011
19,075,000	U.S. Treasury Note, 1.25%, 12/31/18	19,002
17,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.033%) 2.04%, 4/30/20 (a)	17,003
39,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.043%) 2.05%, 7/31/20 (a)	38,978

Total U.S. Treasury (Cost - $78,093)		77,993

7 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Investment Company (0%)
1,724,707	Payden Cash Reserves Money Market Fund *
	(Cost - $1,725)	$ 1,725
Total Investments (Cost - $847,032) (100%)		846,686
Liabilities in excess of Other Assets (0%)		(2,173)
Net Assets (100%)		$ 844,513

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $903 and the total market value of the collateral held by the Fund is $925. Amounts in 000s.

(g)	Principal in foreign currency.
(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 6,703	JPY 740,200	Barclays Bank PLC	08/08/2018	$80
USD 2,334	EUR 1,991	Citibank, N.A.	08/08/2018	4
USD 4,454	GBP 3,363	HSBC Bank USA, N.A.	08/08/2018	39

				123

Liabilities:
USD 1,227	CAD 1,610	Royal Bank of Canada	08/08/2018	(11)

				(11)

Net Unrealized Appreciation (Depreciation)				$112

8

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
7,500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%) 3.18%, 7/25/27 (a)(b)	$ 7,528
9,500,000	Ally Auto Receivables Trust 2017-4, 1.75%, 12/15/21	9,374
3,565,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%) 3.24%, 7/15/27 (a)(b)	3,565
650,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	649
230,000	AmeriCredit Automobile Receivables Trust 2017-2, 1.98%, 12/20/21	228
9,605,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%) 3.26%, 7/18/27 (a)(b)	9,576
2,000,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 3.15%, 1/20/28 (a)(b)	1,996
7,140,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 3.67%, 11/30/26 (a)(b)	7,142
450,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	445
1,870,000	Capital Auto Receivables Asset Trust 2017-1 144A, 2.02%, 8/20/21 (b)	1,853
2,300,000	CIFC Funding 2014-V Ltd. 144A, (3 mo. LIBOR USD + 1.400%) 3.74%, 1/17/27 (a)(b)	2,301
9,776,155	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.32%, 12/17/33 (a)(b)	9,822
2,990,000	Enterprise Fleet Financing LLC 144A, 2.13%, 5/22/23 (b)	2,960
2,130,000	GM Financial Automobile Leasing Trust 2016-1, 3.24%, 3/20/20	2,134
2,370,000	GM Financial Automobile Leasing Trust 2018-2, 3.06%, 6/21/21	2,369
68,712	GSAMP Trust 2004-SEA2, (1 mo. LIBOR USD + 0.650%) 2.71%, 3/25/34 (a)	69
1,810,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	1,768
4,217,046	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%) 2.77%, 3/17/37 (a)(b)	4,207
354,343	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	369
4,280,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.550%) 3.90%, 7/20/26 (a)(b)	4,283
2,408,330	MVW Owner Trust 2017-1 144A, 2.42%, 12/20/34 (b)	2,337
6,140,000	PFS Financing Corp. 144A, 2.89%, 2/15/23 (b)	6,078
1,070,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	1,071
1,750,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	1,745
7,500,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR USD + 1.420%) 3.77%, 10/20/28 (a)(b)	7,507
8,600,000	Verizon Owner Trust 2017-3 144A, 2.06%, 4/20/22 (b)	8,464
3,710,000	Volkswagen Auto Loan Enhanced Trust 2018-1, 3.02%, 11/21/22	3,703

Principal or Shares	Security Description	Value (000)

980,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	$ 988
1,940,000	Westlake Automobile Receivables Trust 2017-1 144A, 2.70%, 10/17/22 (b)	1,932

Total Asset Backed (Cost - $107,021)		106,463

Bank Loans(c) (0%)
1,257,750	Dole Food Co. Inc. Term Loan B 1L, ( LIBOR USD 1-Month + 2.750%) 3.75%, 4/06/24	1,257
327,328	VFH Parent LLC Term Loan B1 1L, (LIBOR USD 1-Month + 3.250%) 5.59%, 12/30/21	330

Total Bank Loans (Cost - $1,578)		1,587

Corporate Bond (47%)
Financial (25%)
1,955,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22	1,919
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	1,194
2,500,000	Air Lease Corp., 2.13%, 1/15/20	2,456
1,065,000	American Express Credit Corp., 1.88%, 5/03/19	1,060
3,920,000	American Express Credit Corp., 2.20%, 3/03/20	3,869
1,020,000	ANZ New Zealand International Ltd./London 144A, 2.20%, 7/17/20 (b)	998
2,625,000	Ares Capital Corp., 3.63%, 1/19/22	2,562
2,275,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%) 3.59%, 3/26/21 (a)	2,282
1,455,000	Astoria Financial Corp., 3.50%, 6/08/20	1,454
2,265,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	2,234
3,420,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.60%, 7/15/19	3,386
830,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)(d)	819
2,475,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	2,428
3,450,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (b)	3,384
3,600,000	Banco Santander SA, 3.13%, 2/23/23	3,446
795,000	Bank of America Corp., 2.15%, 11/09/20	777
2,760,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%) 2.33%, 10/01/21 (a)	2,698
4,500,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%) 2.99%, 6/25/22 (a)	4,505
2,500,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%) 3.50%, 5/17/22 (a)	2,499
1,390,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)(d)	1,382
1,000,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	977
2,000,000	Banque Federative du Credit Mutuel SA 144A, 2.70%, 7/20/22 (b)	1,923
3,832,000	Barclays PLC, 2.75%, 11/08/19	3,809
2,495,000	Barclays PLC, 3.25%, 1/12/21	2,464
2,750,000	BNZ International Funding Ltd./London 144A, 2.40%, 2/21/20 (b)	2,711

9 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,885,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 3.55%, 5/22/22 (a)(b)	$ 1,912
5,300,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%) 3.28%, 3/09/22 (a)	5,330
4,455,000	Capital One NA, 2.35%, 1/31/20	4,404
970,000	CBOE Global Markets Inc., 1.95%, 6/28/19	962
3,115,000	Citibank NA, 1.85%, 9/18/19	3,081
1,650,000	Citigroup Inc., 2.05%, 6/07/19	1,639
4,235,000	Citigroup Inc., 2.45%, 1/10/20	4,196
1,020,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	1,000
1,510,000	Citizens Bank NA/Providence RI, 2.25%, 3/02/20	1,486
1,425,000	Citizens Bank NA/Providence RI, 2.45%, 12/04/19	1,414
2,960,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	2,916
5,380,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	5,327
2,280,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	2,247
4,775,000	Deutsche Bank AG/New York NY, 3.15%, 1/22/21	4,664
4,725,000	Digital Realty Trust LP, 5.88%, 2/01/20	4,870
2,600,000	Discover Bank, 2.60%, 11/13/18	2,600
4,660,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (b)	4,537
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,464
4,505,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (b)	4,399
870,000	Fifth Third Bank/Cincinnati OH, 2.20%, 10/30/20	851
1,200,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	1,198
2,790,000	FS Investment Corp., 4.25%, 1/15/20	2,791
3,980,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	3,923
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,299
3,250,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.600%) 2.93%, 5/18/21 (a)	3,261
1,835,000	Huntington National Bank, 2.38%, 3/10/20	1,810
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,349
3,710,000	ICICI Bank Ltd./Hong Kong 144A, 5.75%, 11/16/20 (b)	3,848
1,320,000	ING Bank NV 144A, 2.30%, 3/22/19 (b)	1,316
4,445,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%) 3.48%, 3/29/22 (a)	4,526
3,100,000	International Lease Finance Corp., 4.63%, 4/15/21	3,163
3,000,000	International Lease Finance Corp., 6.25%, 5/15/19	3,076
3,260,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	3,041
745,000	iStar Inc., 4.63%, 9/15/20	740
3,825,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%) 2.98%, 6/01/21 (a)	3,847
4,350,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22 (a)	4,355

Principal or Shares	Security Description	Value (000)

880,000	JPMorgan Chase & Co., 6.30%, 4/23/19	$ 903
5,890,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%) 3.34%, 11/28/23 (a)(b)	5,884
1,600,000	Macquarie Group Ltd. 144A, 7.63%, 8/13/19 (b)	1,669
1,495,000	Manufacturers & Traders Trust Co., 2.05%, 8/17/20	1,460
2,940,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (b)	2,881
1,320,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.920%) 3.25%, 2/22/22 (a)	1,333
1,530,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	1,508
6,000,000	Morgan Stanley, (3 mo. LIBOR USD + 0.550%) 2.90%, 2/10/21 (a)	6,012
4,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%) 3.48%, 1/27/20 (a)	4,050
1,186,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%) 3.53%, 1/20/22 (a)	1,205
4,890,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	4,831
2,000,000	Nexi Capital SpA 144A, (3 mo. EURIBOR + 3.625%) 3.63%, 5/01/23 EUR (a)(b)(e)	2,336
1,485,000	Nostrum Oil & Gas Finance BV 144A, 7.00%, 2/16/25 (b)	1,313
2,520,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	2,519
1,700,000	PNC Bank NA, 2.45%, 11/05/20	1,671
5,420,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%) 3.81%, 5/15/23 (a)	5,463
2,050,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,036
4,300,000	Santander UK PLC, 2.38%, 3/16/20	4,245
260,000	Santander UK PLC, 2.50%, 3/14/19	260
3,800,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	3,752
1,136,000	SLM Corp., 5.13%, 4/05/22	1,136
2,400,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	2,372
2,720,000	Standard Chartered PLC 144A, 2.40%, 9/08/19 (b)	2,695
1,045,000	Starwood Property Trust Inc. 144A, 3.63%, 2/01/21 (b)	1,023
2,395,000	Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19	2,364
1,405,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 1.95%, 9/19/19 (b)	1,387
3,255,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 3/06/19 (b)	3,243
1,995,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	1,970
2,870,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	2,824
2,245,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (b)	2,192
5,145,000	SunTrust Bank/Atlanta GA, (3 mo. LIBOR USD + 0.298%) 2.59%, 1/29/21 (a)	5,098
3,320,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	3,267
1,180,000	Synchrony Financial, 2.60%, 1/15/19	1,179
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,044

10

Principal or Shares	Security Description	Value (000)

750,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%) 3.58%, 2/03/20 (a)	$ 755
2,540,000	UBS AG/London 144A, 2.20%, 6/08/20 (b)	2,491
2,070,000	UBS AG/London 144A, 2.45%, 12/01/20 (b)	2,027
2,080,000	UBS Group Funding Switzerland AG 144A, (3 mo. LIBOR USD + 1.220%) 3.55%, 5/23/23 (a)(b)	2,109
3,000,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	2,999
700,000	WEA Finance LLC/Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	697

		262,281

Industrial (15%)
400,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	397
3,755,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (b)	3,710
4,500,000	Allergan Funding SCS, 3.00%, 3/12/20	4,483
1,640,000	Allergan Funding SCS, (3 mo. LIBOR USD + 1.255%) 3.58%, 3/12/20 (a)	1,656
2,495,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	2,511
1,040,000	Anthem Inc., 2.25%, 8/15/19	1,034
2,900,000	AT&T Inc., 2.30%, 3/11/19	2,894
4,555,000	BAT Capital Corp. 144A, 2.30%, 8/14/20 (b)	4,470
2,250,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (b)	2,256
4,000,000	Becton Dickinson and Co., 2.13%, 6/06/19	3,971
4,510,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	4,358
3,690,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	3,640
4,536,000	Celgene Corp., 2.25%, 8/15/21	4,373
2,830,000	CK Hutchison International 17 II Ltd. 144A,
	2.25%, 9/29/20 (b)	2,759
1,996,000	Constellation Brands Inc., 2.00%, 11/07/19	1,971
3,000,000	CVS Health Corp., (3 mo. LIBOR USD
	+ 0.720%) 3.05%, 3/09/21 (a)	3,021
3,150,000	CVS Health Corp., 3.13%, 3/09/20	3,150
3,070,000	Daimler Finance North America LLC 144A,
	1.50%, 7/05/19 (b)	3,031
635,000	Daimler Finance North America LLC 144A,
	2.20%, 5/05/20 (b)	623
1,255,000	Danone SA 144A, 1.69%, 10/30/19 (b)	1,233
4,050,000	Dell International LLC/EMC Corp. 144A,
	3.48%, 6/01/19 (b)	4,064
3,450,000	Dell International LLC/EMC Corp. 144A,
	4.42%, 6/15/21 (b)	3,504
400,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	411
2,999,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,937
1,755,000	Delta Air Lines Inc., 2.88%, 3/13/20	1,741
1,760,000	eBay Inc., 2.15%, 6/05/20	1,727
2,800,000	Express Scripts Holding Co., 2.60%, 11/30/20	2,745
3,060,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	3,041
1,385,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	1,380

Principal or Shares	Security Description	Value (000)

2,635,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	$ 2,611
1,100,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 3.61%, 3/28/22 (a)	1,117
560,000	Fortive Corp., 1.80%, 6/15/19	555
1,700,000	GATX Corp., 2.50%, 7/30/19	1,693
1,815,000	General Motors Financial Co. Inc.,
	2.65%, 4/13/20	1,795
4,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%) 3.27%, 4/13/20 (a)	4,031
3,750,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 3.64%, 6/30/22 (a)	3,816
3,800,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.89%, 1/14/22 (a)	3,884
1,085,000	Glencore Funding LLC 144A,
	3.00%, 10/27/22 (b)	1,035
1,860,000	Glencore Funding LLC 144A, (3 mo. LIBOR USD + 1.360%) 3.70%, 1/15/19 (a)(b)	1,864
2,405,000	Hewlett Packard Enterprise Co. 144A,
	2.10%, 10/04/19 (b)	2,377
1,168,000	Hewlett Packard Enterprise Co.,
	2.85%, 10/05/18	1,168
1,400,000	Hyundai Capital Services Inc. 144A,
	1.63%, 8/30/19 (b)	1,373
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,745
300,000	Keurig Dr Pepper Inc. 144A, 3.55%, 5/25/21 (b)	301
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,308
200,000	Mclaren Finance PLC 144A, 5.75%, 8/01/22 (b)	198
1,420,000	Microchip Technology Inc. 144A,
	3.92%, 6/01/21 (b)	1,424
2,620,000	Molson Coors Brewing Co., 1.90%, 3/15/19	2,609
1,178,000	Mylan NV, 2.50%, 6/07/19	1,174
1,480,000	Nissan Motor Acceptance Corp. 144A,
	2.15%, 9/28/20 (b)	1,441
985,000	Packaging Corp. of America, 2.45%, 12/15/20	968
3,155,000	Pelabuhan Indonesia III Persero PT 144A,
	4.50%, 5/02/23 (b)	3,147
540,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	538
2,900,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	2,885
2,765,000	Philip Morris International Inc., 2.00%, 2/21/20	2,725
490,000	Pitney Bowes Inc., 3.63%, 9/15/20	488
1,445,000	Rio Energy SA/UGEN SA/UENSA SA 144A, 6.88%, 2/01/25 (b)	1,202
1,066,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,047
8,487,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	8,375
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,513
1,050,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,015
1,595,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	1,537
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,348
1,085,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	1,068
1,130,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%) 3.12%, 6/15/21 (a)	1,132

11 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,786,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	$ 3,777
4,170,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	4,137
1,940,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,904
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	868
1,100,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	1,139
4,735,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%) 3.33%, 3/16/22 (a)	4,826
2,255,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	2,142
2,000,000	Vulcan Materials Co., (3 mo. LIBOR USD + 0.600%) 2.94%, 6/15/20 (a)	2,003
560,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	555

		165,949

Utility (7%)
3,030,000	AES Corp./VA, 4.00%, 3/15/21	3,034
2,251,000	American Electric Power Co. Inc., 2.15%, 11/13/20	2,196
5,173,000	Cenovus Energy Inc., 5.70%, 10/15/19	5,297
2,400,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	2,535
911,000	Dominion Energy Inc., 2.58%, 7/01/20	898
4,690,000	Dominion Energy Inc., 2.96%, 7/01/19	4,694
1,530,000	DTE Energy Co., 1.50%, 10/01/19	1,502
2,073,000	Energy Transfer Equity LP, 4.25%, 3/15/23	2,021
1,385,000	Energy Transfer Partners LP, 9.00%, 4/15/19	1,443
770,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	814
4,795,000	EnLink Midstream Partners LP, 2.70%, 4/01/19	4,778
2,675,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	2,723
1,180,000	EQT Corp., 2.50%, 10/01/20	1,156
2,170,000	Kinder Morgan Energy Partners LP, 2.65%, 2/01/19	2,167
1,198,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	1,198
2,370,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD + 1.280%) 3.62%, 1/15/23 (a)	2,421
4,165,000	Nabors Industries Inc., 4.63%, 9/15/21	4,113
841,000	Noble Holding International Ltd., 7.75%, 1/15/24 (d)	820
1,268,000	Oasis Petroleum Inc., 6.88%, 1/15/23	1,298
1,545,000	ONEOK Inc., 4.25%, 2/01/22	1,573
2,035,000	Phillips 66 144A, (3 mo. LIBOR USD + 0.750%) 3.09%, 4/15/20 (a)(b)	2,036
4,685,000	PNM Resources Inc., 3.25%, 3/09/21	4,654
1,303,000	QEP Resources Inc., 6.88%, 3/01/21	1,391
4,360,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	4,561
1,000,000	Sempra Energy, 2.40%, 2/01/20	988
4,940,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	4,853
2,457,143	Southern California Edison Co., 1.85%, 2/01/22	2,393
810,000	Sunoco LP/Sunoco Finance Corp. 144A,
	4.88%, 1/15/23 (b)	798
1,346,000	TransCanada PipeLines Ltd., 2.13%, 11/15/19	1,330

Principal or Shares	Security Description	Value (000)

1,665,000	WEC Energy Group Inc., 3.38%, 6/15/21	$ 1,667
2,525,000	Whiting Petroleum Corp., 5.75%, 3/15/21	2,582

		73,934

Total Corporate Bond (Cost - $507,260)		502,164

Foreign Government (3%)
1,960,000	Abu Dhabi Government International Bond
	144A, 2.50%, 10/11/22 (b)	1,887
4,880,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	4,400
1,600,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	1,526
2,100,000	Caisse d’Amortissement de la Dette Sociale
	144A, 1.75%, 9/24/19 (b)	2,077
2,120,000	EL Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	2,067
3,130,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	3,347
800,000	Hellenic Republic Government Bond 144A,
	3.38%, 2/15/25 EUR (b)(e)(f)	930
2,730,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)(d)	2,686
4,825,000	Provincia de Buenos Aires/Argentina 144A,
	6.50%, 2/15/23 (b)	4,421
646,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	710
2,310,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	2,408

Total Foreign Government (Cost - $27,796)		26,459

Mortgage Backed (9%)
1,621,934	CSMC Trust 2013-IVR2 144A, 1.55%, 4/25/43 (b)(g)	1,555
3,234,934	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 2.61%, 1/25/30 (a)	3,235
5,132,368	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%) 3.21%, 9/25/29 (a)	5,162
1,159,355	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.950%) 4.01%, 8/25/28 (a)	1,164
2,560,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.26%, 8/25/30 (a)	2,575
6,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%) 4.31%, 7/25/30 (a)	6,143
6,321,910	Flagstar Mortgage Trust 2018-4 144A, 4.00%, 7/25/48 (b)(g)	6,356
267,842	FN 743821 ARM, (12 mo. LIBOR USD + 1.433%) 3.18%, 11/01/33 (a)	280
209,626	FN 790762 ARM, (12 mo. LIBOR USD + 1.415%) 3.17%, 9/01/34 (a)	219
256,792	FN 790764 ARM, (12 mo. LIBOR USD + 1.415%) 3.17%, 9/01/34 (a)	268
240,384	FN 794792 ARM, (12 mo. LIBOR USD + 1.513%) 3.25%, 10/01/34 (a)	252

12

Principal or Shares	Security Description	Value (000)

390,783	FN 794797 ARM, (12 mo. LIBOR USD
	+ 1.319%) 3.07%, 10/01/34 (a)	$ 406
5,470,324	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 10/25/29 (a)	5,534
4,247,389	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.900%) 4.96%, 7/25/28 (a)	4,360
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (a)	1,531
1,295,170	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 10.01%, 5/25/25 (a)	1,537
1,020,440	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.81%, 3/25/25 (a)	1,385
1,124,117	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.31%, 10/25/29 (a)	1,202
1,150,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(g)	1,133
303,836	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%) 2.92%, 8/25/29 (a)	292
534,344	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (b)(g)	516
2,963,434	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (b)(g)	2,947
6,699,516	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (b)(g)	6,647
4,080,000	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%) 2.84%, 12/22/69 (a)(b)	4,083
327,085	MLCC Mortgage Investors Trust 2004-1, 3.79%, 12/25/34 (g)	330
585,766	MLCC Mortgage Investors Trust 2006-1, 3.95%, 2/25/36 (g)	590
95,264	Morgan Stanley Mortgage Loan Trust 2004-5AR, 3.77%, 7/25/34 (g)	96
2,668,368	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(g)	2,692
6,100,769	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(g)	6,150
6,244,990	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(g)	6,300
1,807,262	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,545
195,743	Sequoia Mortgage Trust 10, (1 mo. LIBOR USD + 0.800%) 2.89%, 10/20/27 (a)	192
142,514	Sequoia Mortgage Trust 2012-1, 2.87%, 1/25/42 (g)	144
619,990	Sequoia Mortgage Trust 2013-1, 1.45%, 2/25/43 (g)	601
964,706	Sequoia Mortgage Trust 2013-4, 1.55%, 4/25/43 (g)	919

Principal or Shares	Security Description	Value (000)

3,633,583	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (b)(g)	$ 3,629
2,170,193	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(g)	2,189
3,480,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/43 (a)(b)	3,507
2,750,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 5.81%, 4/25/43 (a)(b)	2,876
726,426	Structured Adjustable Rate Mortgage Loan Trust, 4.04%, 8/25/34 (g)	719

Total Mortgage Backed (Cost - $91,046)		91,261

U.S. Government Agency (2%)
590,000	FHLB, 2.13%, 2/11/20	585
9,125,000	FHLB, 2.38%, 3/30/20	9,080
5,900,000	FHLMC, 2.50%, 4/23/20	5,885
8,910,000	FNMA, 2.75%, 6/22/21	8,893

Total U.S. Government Agency (Cost - $24,519)		24,443

U.S. Treasury (28%)
4,714,000	U.S. Treasury Note, 1.25%, 8/31/19 (h)	4,652
10,000,000	U.S. Treasury Note, 1.75%, 11/30/19	9,896
99,655,000	U.S. Treasury Note, 2.00%, 1/31/20	98,793
78,000,000	U.S. Treasury Note, 2.25%, 3/31/20	77,512
23,006,000	U.S. Treasury Note, 2.25%, 2/15/21	22,729
3,125,000	U.S. Treasury Note, 2.38%, 4/15/21	3,094
80,000,000	U.S. Treasury Note, 2.63%, 7/31/20	79,936
5,000,000	U.S. Treasury Note, 2.63%, 5/15/21	4,982

Total U.S. Treasury (Cost - $302,723)		301,594

Investment Company (1%)
9,640,831	Payden Cash Reserves Money Market Fund *
	(Cost - $9,641)	9,641

Total Investments (Cost - $1,071,584) (100%)		1,063,612
Other Assets, net of Liabilities (0%)		3,715

Net Assets (100%)		$ 1,067,327

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(d)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $5,134 and the total market value of the collateral held by the Fund is $5,304. Amounts in 000s.

(e)	Principal in foreign currency.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

13 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
GBP 1,600	USD 2,091	HSBC Bank USA, N.A.	08/08/2018	$10
USD 3,272	EUR 2,791	Citibank, N.A.	08/08/2018	6
USD 2,119	GBP 1,600	HSBC Bank USA, N.A.	08/08/2018	18

Net Unrealized Appreciation				$34

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	524	Sep-18	$110,761	$(90)	$(90)

					(90)

Short Contracts:
Euro-Bobl Future	10	Sep-18	(1,539)	1	1
Euro-Bund Future	160	Sep-18	(30,231)	(94)	(94)
U.S. Treasury 5-Year Note Future	321	Sep-18	(36,313)	(44)	(44)

					(137)

Total Futures					$(227)

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (3%)
473,050	FDIC 2010-R1 Trust 144A, 2.18%, 5/25/50 (a)	$ 473
584,763	FDIC Guaranteed Notes Trust 2010-S1 144A, 3.25%, 4/25/38 (a)	576
199,833	FDIC Guaranteed Notes Trust 2010-S3 144A, 2.74%, 12/03/20 (a)	197

Total FDIC Guaranteed (Cost - $1,262)		1,246

Mortgage Backed (92%)
458,632	FH 1Q1363 ARM, (12 mo. LIBOR USD + 1.790%) 3.76%, 2/01/36 (b)	483
207,904	FH 2B0709 ARM, (12 mo. LIBOR USD + 1.750%) 3.93%, 8/01/42 (b)	216
301,637	FH 2B0972 ARM, (12 mo. LIBOR USD + 1.770%) 3.52%, 11/01/42 (b)	315
479,153	FH 2B1333 ARM, (12 mo. LIBOR USD + 1.650%) 3.95%, 4/01/43 (b)	495
1,471,390	FH 2B4763 ARM, (12 mo. LIBOR USD + 1.620%) 2.53%, 10/01/45 (b)	1,477
315,090	FH 849486 ARM, (12 mo. LIBOR USD + 1.864%) 4.33%, 8/01/41 (b)	331
1,460,065	FH 849506 ARM, (12 mo. LIBOR USD + 1.611%) 2.91%, 11/01/44 (b)	1,461
963,174	FH 849707 ARM, (12 mo. LIBOR USD + 1.710%) 2.46%, 2/01/43 (b)	970
94,629	FN 849088 ARM, (12 mo. Federal Reserve Cumulative Average US + 2.002%) 3.52%, 11/01/35 (b)	99
49,347	FN 866093 ARM, (12 mo. LIBOR USD + 1.746%) 3.78%, 3/01/36 (b)	52
604,547	FN 890434 15YR, 3.00%, 7/01/27	603
189,358	FN AC0045 ARM, (12 mo. LIBOR USD + 1.295%) 3.23%, 10/01/38 (b)	195
793,105	FN AE0193 ARM, (12 mo. LIBOR USD + 1.715%) 3.72%, 7/01/40 (b)	830
373,460	FN AI4019 ARM, (12 mo. LIBOR USD + 1.750%) 4.39%, 7/01/41 (b)	391
1,150,340	FN AJ4092 15YR, 3.50%, 10/01/26	1,161
1,061,211	FN AL1869 15YR, 3.00%, 6/01/27	1,058
1,478,948	FN AL2095 15YR, 3.00%, 6/01/27	1,475
1,035,213	FN AL2221 15YR, 3.00%, 7/01/27	1,032
601,973	FN AL5596 ARM, (12 mo. LIBOR USD + 1.551%) 2.49%, 2/01/44 (b)	627
755,736	FN AL5790 ARM, (12 mo. LIBOR USD + 1.565%) 2.50%, 10/01/44 (b)	766
850,443	FN AL5967 ARM, (12 mo. LIBOR USD + 1.576%) 2.50%, 11/01/44 (b)	862
1,284,225	FN AL7648 ARM, (12 mo. LIBOR USD + 1.586%) 2.59%, 10/01/45 (b)	1,276
978,660	FN AL7790 ARM, (12 mo. LIBOR USD + 1.817%) 3.95%, 9/01/40 (b)	1,028
1,341,847	FN AM2182, 2.16%, 1/01/23	1,290
738,330	FN AO7975 15YR, 3.00%, 6/01/27	736
284,619	FN AP4080 ARM, (12 mo. LIBOR USD + 1.685%) 3.44%, 9/01/42 (b)	297
839,400	FN AP4746 15YR, 3.00%, 8/01/27	837

Principal or Shares	Security Description	Value (000)

1,611,254	FN AS1745 15YR, 3.00%, 2/01/29	$ 1,606
1,460,063	FN AS4186 15YR, 2.50%, 1/01/30	1,420
1,576,232	FN AS6443 15YR, 3.00%, 12/01/30	1,563
1,180,166	FN AS8013 15YR, 2.50%, 9/01/31	1,145
314,202	FN AU6974 ARM, (12 mo. LIBOR USD + 1.580%) 2.74%, 11/01/43 (b)	323
782,624	FN AU8673 ARM, (12 mo. LIBOR USD + 1.530%) 2.68%, 2/01/44 (b)	812
748,221	FN AY4068 ARM, (12 mo. LIBOR USD + 1.530%) 2.17%, 4/01/44 (b)	757
1,659,155	FN AZ2886 ARM, (12 mo. LIBOR USD + 1.600%) 2.66%, 9/01/45 (b)	1,650
1,205,531	FN AZ4380 ARM, (12 mo. LIBOR USD + 1.590%) 2.54%, 8/01/45 (b)	1,216
1,598,940	FN BD2473 ARM, (12 mo. LIBOR USD + 1.620%) 2.53%, 1/01/47 (b)	1,575
217,567	FNR 2002-10-FA, (1 mo. LIBOR USD + 0.750%) 2.81%, 2/25/32 (b)	222
981,199	G2 778200 20YR, 4.00%, 2/20/32	1,013
526,166	G2 778203 20YR, 4.75%, 2/20/32	560
787,697	G2 AY5138 Other, 3.25%, 12/20/37	784
1,020,242	GN 728153, 5.50%, 10/15/29	1,090
559,939	GN 737791 30YR, 4.50%, 12/15/40	592
9,203,239	GNR 2014-79 ST, 0.62%, 7/20/29 (c)	183
Total Mortgage Backed (Cost - $37,939)		36,874
NCUA Guaranteed (5%)
426,448	NCUA Guaranteed Notes Trust 2010-R1, (1 mo. LIBOR USD + 0.450%) 2.54%, 10/07/20 (b)	428
852,424	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20	850
613,390	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%) 2.49%, 2/06/20 (b)	615
Total NCUA Guaranteed (Cost - $1,893)		1,893
Investment Company (4%)
1,855,443	Payden Cash Reserves Money Market Fund * (Cost - $1,855)	1,855
Total Investments (Cost - $42,949) (104%)		41,868
Liabilities in excess of Other Assets (-4%)		(1,623)
Net Assets (100%)		$ 40,245

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

15 Payden Mutual Funds

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Mortgage Backed (145%)
631,349	FH 1J1279 ARM, (12 mo. LIBOR USD + 1.520%) 3.42%, 4/01/36 (a)	$ 655
921,084	FH 1Q0062 ARM, (6 mo. LIBOR USD + 1.571%) 3.71%, 11/01/35 (a)	954
686,692	FH 847228 ARM, (12 mo. LIBOR USD + 2.000%) 3.76%, 1/01/34 (a)	720
1,161,636	FHR 3174 FA, (1 mo. LIBOR USD + 0.300%) 2.37%, 4/15/36 (a)	1,161
474,410	FN 832100 ARM, (12 mo. LIBOR USD + 1.665%) 4.27%, 7/01/35 (a)	499
656,689	FN AK0419 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.272%) 4.03%, 12/01/27 (a)	683
1,361,242	FN AL0891 ARM, (12 mo. LIBOR USD + 1.805%) 3.74%, 9/01/41 (a)	1,425
428,923	FNR 2007-110 FA, (1 mo. LIBOR USD + 0.620%) 2.68%, 12/25/37 (a)	430
28,600,000	G2, 3.00%, 30YR TBA (b)	27,884
39,780,000	G2, 3.50%, 30YR TBA (b)	39,800
14,560,000	G2, 4.00%, 30YR TBA (b)	14,886
511,687	G2 3711 30YR, 5.50%, 5/20/35	558
657,789	G2 3747 30YR, 5.00%, 8/20/35	704
402,738	G2 3772 30YR, 5.00%, 10/20/35	431
754,957	G2 3785 30YR, 5.00%, 11/20/35	808
1,226,332	G2 3819 30YR, 5.50%, 2/20/36	1,329
933,607	G2 4802 30YR, 5.00%, 9/20/40	999
3,336,448	G2 4853 30YR, 4.00%, 11/20/40	3,443
517,922	G2 4978 30YR, 4.50%, 3/20/41	546
677,358	G2 5055 30YR, 4.50%, 5/20/41	714
1,423,656	G2 5083 30YR, 5.00%, 6/20/41	1,522
1,723,621	G2 5115 30YR, 4.50%, 7/20/41	1,816
562,603	G2 5140 30YR, 4.50%, 8/20/41	593
2,966,700	G2 5175 30YR, 4.50%, 9/20/41	3,125
5,689,310	G2 5258 30YR, 3.50%, 12/20/41	5,739
789,403	G2 770239 30YR, 4.00%, 2/20/42	811
255,002	G2 80013 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 11/20/26 (a)	262
581,609	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/27 (a)	598
637,997	G2 80044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/27 (a)	656
755,067	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 3/20/27 (a)	777
630,209	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.63%, 4/20/27 (a)	649
69,608	G2 8006 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 7/20/22 (a)	71
1,450,023	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.63%, 5/20/27 (a)	1,495

Principal or Shares	Security Description	Value (000)

2,877,104	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/28 (a)	$ 2,963
686,987	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/28 (a)	708
1,205,159	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/28 (a)	1,242
1,643,660	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.63%, 4/20/28 (a)	1,698
80,482	G2 80311 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 8/20/29 (a)	83
1,726,768	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 9/20/29 (a)	1,784
286,909	G2 8041 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 8/20/22 (a)	291
90,974	G2 80424 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 7/20/30 (a)	94
232,957	G2 80428 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 7/20/30 (a)	241
459,756	G2 80541 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 9/20/31 (a)	476
321,727	G2 80569 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/32 (a)	333
87,964	G2 80579 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/32 (a)	91
1,088,044	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 9/20/32 (a)	1,127
3,595,628	G2 80749 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 10/20/33 (a)	3,730
2,621,297	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 12/20/33 (a)	2,720
1,047,688	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/34 (a)	1,086
1,562,106	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/34 (a)	1,620
242,331	G2 80837 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/34 (a)	251

16

Principal or Shares	Security Description	Value (000)

287,292	G2 81018 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 8/20/34 (a)	$ 298
8,949	G2 81044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 8/20/34 (a)	9
46,605	G2 8121 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/23 (a)	47
980,894	G2 81214 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/35 (a)	1,017
376,712	G2 81220 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/35 (a)	390
342,651	G2 81278 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 3/20/35 (a)	355
1,475,176	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 3/20/35 (a)	1,529
133,890	G2 81938 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 7/20/37 (a)	136
2,470,935	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.63%, 5/20/38 (a)	2,570
1,308,843	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 7/20/38 (a)	1,360
121,163	G2 82151 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 9/20/38 (a)	122
66,936	G2 8228 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 7/20/23 (a)	68
2,649,276	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/40 (a)	2,749
1,400,875	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/40 (a)	1,454
1,207,600	G2 82737 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/41 (a)	1,243
335,652	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.50%, 1/20/42 (a)	344
157,928	G2 8358 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 1/20/24 (a)	161
626,640	G2 8547 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 11/20/24 (a)	641

Principal or Shares	Security Description	Value (000)

85,653	G2 8595 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.38%, 2/20/25 (a)	$ 88
27,531	G2 8855 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 10/20/21 (a)	28
293,223	G2 8968 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.75%, 9/20/26 (a)	301
974,431	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.13%, 10/20/26 (a)	1,002
1,576,246	G2 AY5138 30YR, 3.25%, 12/20/37	1,568
4,127,254	G2 MA0698 30YR, 3.00%, 1/20/43	4,065
3,728,259	G2 MA1012 30YR, 3.50%, 5/20/43	3,761
3,629,234	G2 MA1089 30YR, 3.00%, 6/20/43	3,574
3,372,790	G2 MA1520 30YR, 3.00%, 12/20/43	3,322
4,665,950	G2 MA3173 30YR, 3.50%, 10/20/45	4,681
802,351	G2 MA3454 30YR, 3.50%, 2/20/46	805
4,361,870	G2 MA3597 30YR, 3.50%, 4/20/46	4,373
4,324,148	G2 MA3663 30YR, 3.50%, 5/20/46	4,335
3,726,684	G2 MA3735 30YR, 3.00%, 6/20/46	3,647
3,024,768	G2 MA3802 30YR, 3.00%, 7/20/46	2,960
4,403,827	G2 MA3936 30YR, 3.00%, 9/20/46	4,311
1,844,376	G2 MA4069 30YR, 3.50%, 11/20/46	1,847
488,291	G2 MA4127 30YR, 3.50%, 12/20/46	489
1,559,992	G2 MA4321 30YR, 3.50%, 3/20/47	1,562
648,523	GN 366983 30YR, 4.00%, 6/15/41	666
4,582,286	GN 367090 30YR, 4.50%, 7/15/41	4,843
2,342,326	GN 367092 30YR, 4.50%, 7/15/41	2,471
1,679,572	GN 455989 15YR, 5.00%, 7/15/26	1,769
249,151	GN 558954 20YR, 5.25%, 5/15/29	266
814,591	GN 558956 30YR, 4.50%, 6/15/29	854
343,981	GN 605099 30YR, 5.50%, 3/15/34	373
816,569	GN 616826 30YR, 5.50%, 1/15/35	885
1,916,296	GN 710868 30YR, 5.50%, 9/15/39	2,083
616,612	GN 728153 20YR, 5.50%, 10/15/29	659
279,866	GN 728159 20YR, 5.25%, 11/15/29	298
3,847,652	GN 734089 30YR, 4.00%, 12/15/40	3,964
298,423	GN 781636 30YR, 5.50%, 7/15/33	324
343,208	GN 781810 30YR, 5.50%, 10/15/34	373
8,310	GNR 2000-22 FG, (1 mo. LIBOR USD + 0.200%) 2.27%, 5/16/30 (a)	8
5,876	GNR 2001-21 FN, (1 mo. LIBOR USD + 0.200%) 2.27%, 8/16/22 (a)	6
877,469	GNR 2001-22 FG, (1 mo. LIBOR USD + 0.350%) 2.42%, 5/16/31 (a)	881
418,035	GNR 2001-35 FA, (1 mo. LIBOR USD + 0.250%) 2.32%, 8/16/31 (a)	418
305,510	GNR 2001-59 FA, (1 mo. LIBOR USD + 0.400%) 2.47%, 11/16/24 (a)	307
194,890	GNR 2001-65 FV, (1 mo. LIBOR USD + 0.400%) 2.49%, 2/20/29 (a)	196
215,773	GNR 2002-13 FA, (1 mo. LIBOR USD + 0.500%) 2.57%, 2/16/32 (a)	216
626,589	GNR 2002-48 FG, (1 mo. LIBOR USD + 0.300%) 2.37%, 12/16/30 (a)	628
203,811	GNR 2002-48 FT, (1 mo. LIBOR USD + 0.200%) 2.27%, 12/16/26 (a)	204

17 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

367,409	GNR 2002-72 FA, (1 mo. LIBOR USD + 0.400%) 2.49%, 10/20/32 (a)	$ 368
169,008	GNR 2002-72 FB, (1 mo. LIBOR USD + 0.400%) 2.49%, 10/20/32 (a)	169
1,147,845	GNR 2002-72 FE, (1 mo. LIBOR USD + 0.400%) 2.49%, 10/20/32 (a)	1,150
211,812	GNR 2002-76 F, (1 mo. LIBOR USD + 0.200%) 2.27%, 1/16/31 (a)	212
82,402	GNR 2002-76 FY, (1 mo. LIBOR USD + 0.300%) 2.37%, 12/16/26 (a)	83
1,021,321	GNR 2003-71 FC, (1 mo. LIBOR USD + 0.500%) 2.59%, 7/20/33 (a)	1,030
1,099,951	GNR 2003-94 FB, (1 mo. LIBOR USD + 0.300%) 2.37%, 12/16/30 (a)	1,103
1,899,850	GNR 2004-56 F, (1 mo. LIBOR USD + 0.400%) 2.49%, 6/20/33 (a)	1,911
1,108,880	GNR 2004-59 FH, (1 mo. LIBOR USD + 0.250%) 2.32%, 8/16/34 (a)	1,110
972,734	GNR 2004-86 FG, (1 mo. LIBOR USD + 0.400%) 2.49%, 7/20/34 (a)	973
301,876	GNR 2006-47 FA, (1 mo. LIBOR USD + 0.200%) 2.27%, 8/16/36 (a)	300
1,828,401	GNR 2006-60 FK, (1 mo. LIBOR USD + 0.200%) 2.27%, 11/20/36 (a)	1,822
1,394,659	GNR 2007-54 FC, (1 mo. LIBOR USD + 0.260%) 2.35%, 9/20/37 (a)	1,390
527,291	GNR 2007-76 FB, (1 mo. LIBOR USD + 0.500%) 2.59%, 11/20/37 (a)	530
1,623,970	GNR 2008-11 FB, (1 mo. LIBOR USD + 0.600%) 2.69%, 2/20/38 (a)	1,641
1,420,893	GNR 2008-15 CF, (1 mo. LIBOR USD + 0.510%) 2.60%, 2/20/38 (a)	1,428
389,966	GNR 2008-2 FH, (1 mo. LIBOR USD + 0.450%) 2.54%, 1/20/38 (a)	391
1,829,686	GNR 2008-67 UF, (1 mo. LIBOR USD + 0.450%) 2.54%, 6/20/38 (a)	1,843
667,068	GNR 2009-87 FB, (1 mo. LIBOR USD + 0.650%) 2.74%, 9/20/39 (a)	674
1,548,589	GNR 2010-57 WF, (1 mo. LIBOR USD + 0.400%) 2.47%, 3/16/38 (a)	1,551
685,444	GNR 2011-153 LF, (1 mo. LIBOR USD + 0.250%) 2.31%, 7/16/41 (a)	686
825,682	GNR 2012-18 AF, (1 mo. LIBOR USD + 0.300%) 2.39%, 2/20/38 (a)	827
1,732,594	GNR 2012-98 FM, (1 mo. LIBOR USD + 0.200%) 2.29%, 12/20/38 (a)	1,736
21,370,985	GNR 2014-79 ST, 0.62%, 7/20/29 (c)	424
1,210,734	GNR 2017-68 AF, (1 mo. LIBOR USD + 0.350%) 2.44%, 5/20/47 (a)	1,213

Total Mortgage Backed (Cost - $249,339)		245,750

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (1%)
2,000,000	U.S. Treasury Bill, 2.05%, 11/23/18 (d) (Cost - $1,987)	$ 1,987
Purchased Call Swaptions (0%)
Total Purchased Call Swaptions (Cost - $79)		2
Investment Company (2%)
3,617,007	Payden Cash Reserves Money Market Fund * (Cost - $ 3,617)	3,617
Total Investments (Cost - $255,022) (148%)		251,356
Liabilities in excess of Other Assets (-48%)		(80,963)
Net Assets (100%)		$ 170,393

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)	Security was purchased on a delayed delivery basis.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Yield to maturity at time of purchase.

18

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
10-Year Interest Rate Swap, 11/13/28, Pay Fixed 2.3% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$3,000	11/08/2018	$1	Call
10-Year Interest Rate Swap, 11/29/18, Pay Fixed 2.491% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	1,000	11/29/2018	1	Call
Total Swaptions				$2

19    Payden Mutual Funds

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
1,500,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%) 3.24%, 7/15/27 (a)(b)	$1,500
3,450,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%) 3.26%, 7/18/27 (a)(b)	3,440
2,000,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 4.78%, 7/18/27 (a)(b)	1,980
1,565,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%) 5.15%, 4/22/27 (a)(b)	1,563
6,020,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 3.15%, 1/20/28 (a)(b)	6,009
1,800,000	BlueMountain CLO 2013-4 Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 3.84%, 4/15/25 (a)(b)	1,801
2,900,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 3.67%, 11/30/26 (a)(b)	2,901
2,320,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%) 4.08%, 6/09/30 (a)(b)	2,323
93,682	Chase Funding Mortgage Loan Asset-Backed Certificates, (1 mo. LIBOR USD + 0.660%) 2.72%, 11/25/32 (a)	93
2,000,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.220%) 3.57%, 7/20/30 (a)(b)	2,004
1,700,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.800%) 4.15%, 7/20/30 (a)(b)	1,703
1,752,307	Colony American Homes 2015-1 144A, (1 mo. LIBOR USD + 1.200%) 3.28%, 7/17/32 (a)(b)	1,754
3,121,715	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.32%, 12/17/33 (a)(b)	3,136
2,217,600	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	2,147
2,148,300	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.59%, 7/25/47 (a)(b)	2,157
1,188,000	Domino’s Pizza Master Issuer LLC 144A, 4.12%, 7/25/47 (b)	1,176
2,600,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	2,551
1,980,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	1,934
2,550,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 3.80%, 4/21/25 (a)(b)	2,553
1,142,756	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	1,190
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 3.500%) 5.85%, 4/20/28 (a)(b)	1,767
3,350,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 3.47%, 7/20/26 (a)(b)	3,352
2,150,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 3.84%, 7/25/26 (a)(b)	2,152
2,700,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.15%, 6/15/28 (a)(b)	2,704
3,360,000	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	3,367
2,659,500	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	2,666
6,710,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%) 3.24%, 4/15/29 (a)(b)	6,661

Principal or Shares	Security Description	Value (000)

1,250,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	$1,261

Total Asset Backed (Cost - $68,052)		67,845
Bank Loans(c) (3%)
1,977,475	Altice France SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 7/31/25	1,892
2,144,625	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.08%, 3/11/25	2,150
1,538,540	B&G Foods Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 11/02/22	1,546
1,980,000	BWAY Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.58%, 4/03/24	1,978
1,433,250	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 3.75%, 4/06/24	1,433
2,969,925	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.58%, 10/21/21	2,976
1,979,834	Golden Nugget Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.83%, 10/04/23	1,988
1,944,994	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 4.58%, 8/16/23	1,941
1,309,751	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%) 3.81%, 10/25/23	1,316
1,959,271	Lawson Software, Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%) 4.83%, 2/01/22	1,964
1,979,747	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 3/25/25	1,984
2,000,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 1/31/25	1,999
2,977,500	Trinseo Materials Operating SCA Term Loan 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 9/06/24	2,982
2,950,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.20%, 11/01/23	2,942
2,000,000	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.84%, 5/30/25	2,007

Total Bank Loans (Cost - $31,261)		31,098
Corporate Bond (34%)
Financial (15%)
1,400,000	ABN AMRO Bank NV, (5 yr. Swap Semi 30/360 USD + 2.197%) 4.40%, 3/27/28 (a)(d)	1,380
1,945,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	1,953
4,170,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	4,288
890,000	Ally Financial Inc., 3.25%, 11/05/18	890
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,388
1,650,000	Ares Capital Corp., 3.63%, 1/19/22	1,610
2,055,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	2,037

20

Principal or Shares	Security Description	Value (000)

2,119,000	Athene Global Funding 144A, (3 mo. LIBOR USD + 1.230%) 3.57%, 7/01/22 (a)(b)	$2,159
4,250,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.37%, 7/21/21 (a)	4,170
1,755,000	Bank of America Corp., 7.75%, 5/14/38	2,417
3,490,000	Barclays PLC, 4.38%, 9/11/24	3,396
2,950,000	Blackstone Holdings Finance Co. LLC 144A, 4.75%, 2/15/23 (b)	3,079
515,000	Block Financial LLC, 4.13%, 10/01/20	518
2,310,000	BPCE SA, (3 mo. LIBOR USD + 0.880%) 3.19%, 5/31/22 (a)	2,334
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,212
3,170,000	Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (b)	3,182
1,125,000	Compass Bank, 2.75%, 9/29/19	1,119
900,000	Compass Bank, 3.88%, 4/10/25	870
1,200,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	1,188
2,315,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	2,409
1,600,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,648
2,740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	2,630
2,550,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%) 3.59%, 2/15/23 (a)	2,568
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,343
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,331
2,825,000	General Motors Financial Co. Inc., 4.35%, 1/17/27	2,749
3,400,000	Goldman Sachs Group Inc./The, (3 mo. LIBOR USD + 0.750%) 3.08%, 2/23/23 (a)	3,404
1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26	1,727
3,400,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.000%) 3.33%, 5/18/24 (a)	3,406
2,985,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (b)	2,956
4,305,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%) 3.56%, 4/23/24 (a)	4,263
2,550,000	JPMorgan Chase Bank NA, (3 mo. LIBOR USD + 0.280%) 2.60%, 2/01/21 (a)	2,528
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (b)	3,611
2,700,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	2,575
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	2,245
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%) 3.76%, 11/28/28 (a)(b)	2,542
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (b)	1,411
2,200,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%) 3.74%, 4/24/24 (a)	2,190
1,500,000	Nationwide Building Society 144A, (USD Swap Rate 11:00 am NY 1 + 1.849%) 4.13%, 10/18/32 (a)(b)	1,398

Principal or Shares	Security Description	Value (000)

1,500,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.452%) 4.30%, 3/08/29 (a)(b)	$1,452
2,000,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	2,135
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,025
1,600,000	Nexi Capital SpA 144A, 4.13%, 11/01/23 EUR (b)(e)	1,876
2,050,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	2,049
1,700,000	Old Republic International Corp., 4.88%, 10/01/24	1,757
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	2,253
2,350,000	Prudential Financial Inc., (3 mo. LIBOR USD + 3.920%) 5.63%, 6/15/43 (a)	2,448
2,000,000	Regions Financial Corp., 3.20%, 2/08/21	1,990
2,820,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.480%) 3.50%, 5/15/23 (a)	2,749
1,295,000	Santander Holdings USA Inc., 2.65%, 4/17/20	1,280
870,000	Santander UK Group Holdings PLC, 3.57%, 1/10/23	853
867,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	856
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	833
1,045,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,080
2,740,000	SLM Corp., 5.13%, 4/05/22	2,740
2,432,000	Sumitomo Mitsui Financial Group Inc., (3 mo. LIBOR USD + 0.970%) 3.30%, 1/11/22 (a)	2,458
1,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	1,574
1,560,000	Synchrony Bank, 3.00%, 6/15/22	1,492
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,629
227,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	298
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,078
3,140,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	3,139
2,750,000	Wells Fargo & Co., 5.38%, 11/02/43	3,006
3,750,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%) 4.32%, 11/23/31 (a)	3,600

		137,774
Industrial (12%)
1,450,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,397
1,700,000	Amgen Inc., 5.65%, 6/15/42	1,910
1,320,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27 (b)	1,286
2,400,000	Anheuser-Busch InBev Worldwide Inc., 4.60%, 4/15/48	2,413
1,450,000	BAT Capital Corp. 144A, 3.22%, 8/15/24 (b)	1,387
1,755,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,762
1,950,000	Bayer U.S. Finance II LLC 144A, 4.25%, 12/15/25 (b)	1,974

21 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,755,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28 (b)	$1,777
1,325,000	Becton Dickinson and Co., 3.36%, 6/06/24	1,280
3,500,000	BMW U.S. Capital LLC 144A, 3.10%, 4/12/21 (b)	3,479
2,710,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,730
1,755,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	1,770
2,640,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	2,789
1,550,000	CVS Health Corp., 3.70%, 3/09/23	1,543
1,600,000	CVS Health Corp., 4.78%, 3/25/38	1,617
1,250,000	CVS Health Corp., 5.05%, 3/25/48	1,300
3,270,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.840%) 3.18%, 5/04/23 (a)(b)	3,280
700,000	DaVita Inc., 5.13%, 7/15/24	682
1,590,000	Dell International LLC/EMC Corp. 144A, 5.45%, 6/15/23 (b)	1,673
815,000	Delta Air Lines Inc., 2.88%, 3/13/20	809
1,560,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A, 6.02%, 6/15/26 (b)	1,652
1,695,000	Dignity Health, 3.13%, 11/01/22	1,662
1,165,000	Dignity Health, 4.50%, 11/01/42	1,110
2,100,000	Dollar Tree Inc., 3.70%, 5/15/23	2,087
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,399
3,350,000	Express Scripts Holding Co., 3.05%, 11/30/22	3,249
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,518
850,000	General Motors Financial Co. Inc., 3.70%, 5/09/23	833
2,040,000	HCA Inc., 5.00%, 3/15/24	2,076
1,725,000	Keurig Dr Pepper Inc. 144A, 4.42%, 5/25/25 (b)	1,756
1,522,129	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	1,464
3,000,000	Lennar Corp., 4.75%, 11/29/27	2,835
2,260,000	LifePoint Health Inc., 5.50%, 12/01/21	2,308
1,515,000	Marathon Oil Corp., 6.60%, 10/01/37	1,819
2,340,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21 (b)	2,233
2,805,000	Mylan NV, 3.95%, 6/15/26	2,705
1,045,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	1,268
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,425
3,015,000	Orange SA, 9.00%, 3/01/31	4,211
1,001,000	Perrigo Finance PLC, 3.50%, 12/15/21	987
346,537	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	350
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (b)	1,617
425,000	Seagate HDD Cayman, 4.88%, 3/01/24	420
1,485,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,432
4,060,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	3,924
3,120,000	Spirit AeroSystems Inc., 3.95%, 6/15/23	3,122
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	5,228

Principal or Shares	Security Description	Value (000)

1,475,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	$1,376
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	2,005
650,000	Time Warner Inc., 2.95%, 7/15/26	589
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,063
1,195,000	Tribune Media Co., 5.88%, 7/15/22	1,207
710,000	United Rentals North America Inc., 5.75%, 11/15/24	729
5,980,000	Verizon Communications Inc., 2.63%, 8/15/26	5,417
1,010,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	1,042
1,900,000	Yara International ASA 144A, 4.75%, 6/01/28 (b)	1,931

		109,907
Utility (7%)
400,210	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (b)	407
1,890,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (b)	1,893
990,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	961
1,100,000	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (b)	1,105
2,480,000	Cenovus Energy Inc., 6.75%, 11/15/39	2,869
1,170,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	1,148
2,000,000	Continental Resources Inc./OK, 4.38%, 1/15/28	1,997
3,100,000	Edison International, 4.13%, 3/15/28	3,081
1,910,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	2,495
2,055,000	Encana Corp., 3.90%, 11/15/21	2,071
2,200,000	Encana Corp., 6.63%, 8/15/37	2,636
2,700,000	Energy Transfer Partners LP, 6.50%, 2/01/42	2,934
3,115,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	2,692
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (a)(f)	1,306
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,404
1,850,000	EQT Corp., 3.00%, 10/01/22	1,781
1,800,000	EQT Midstream Partners LP, 4.75%, 7/15/23	1,814
1,850,000	EQT Midstream Partners LP, 5.50%, 7/15/28	1,893
1,359,291	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	1,397
1,300,000	Hess Corp., 5.60%, 2/15/41	1,348
2,000,000	Hess Corp., 7.30%, 8/15/31	2,342
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,149
1,750,000	Nabors Industries Inc., 4.63%, 9/15/21	1,728
1,715,000	NiSource Inc. 144A, 3.65%, 6/15/23 (b)	1,713
2,000,000	ONEOK Partners LP, 6.65%, 10/01/36	2,370
4,000,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (b)	3,994
1,360,000	PSEG Power LLC, 3.85%, 6/01/23	1,357
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,808
4,800,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	4,568
1,900,000	Valero Energy Corp., 6.63%, 6/15/37	2,325
2,245,000	Xcel Energy Inc., 4.00%, 6/15/28	2,255

		65,841
Total Corporate Bond (Cost - $317,212)		313,522

22

Principal or Shares	Security Description	Value (000)
Foreign Government (5%)
2,300,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (b)	$2,393
2,200,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	1,983
1,000,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	846
1,960,000	Colombia Government International Bond, 3.88%, 4/25/27	1,913
1,200,000	Colombia Government International Bond, 5.00%, 6/15/45	1,197
2,000,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (b)	2,025
1,800,000	Egypt Government International Bond 144A, 4.75%, 4/16/26 EUR (b)(e)	2,069
2,100,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	2,303
1,940,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 EUR (b)(e)	2,553
2,515,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	2,556
2,125,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23 (b)	2,119
1,250,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (b)	1,223
1,610,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (b)	1,574
3,005,000	Peruvian Government International Bond, 4.13%, 8/25/27	3,112
2,180,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	2,163
2,000,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	2,063
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (b)	2,858
2,340,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	2,211
1,800,000	Senegal Government International Bond 144A, 6.75%, 3/13/48 (b)	1,638
854,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	938
2,000,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	2,005

Total Foreign Government (Cost - $42,200)		41,742
Mortgage Backed (31%)
50,250,000	BENCHMARK 2018-B4, 0.70%, 7/15/51 (g)	1,977
5,000,000	BHMS 2018-ATLS 144A, (1 mo. LIBOR USD
	+ 1.250%) 3.32%, 7/15/35 (a)(b)	5,006
949,568	CSMC Trust 2013-IVR3 144A,
	1.55%, 5/25/43 (b)(g)	916
2,734,435	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.550%) 2.61%, 1/25/30 (a)	2,735
4,645,404	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.600%) 2.66%, 7/25/30 (a)	4,643

Principal or Shares	Security Description	Value (000)

4,160,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.720%) 2.80%, 1/25/31 (a)	$4,164
2,349,446	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 3.01%, 10/25/29 (a)	2,362
2,926,893	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.36%, 4/25/29 (a)	2,951
2,130,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%) 4.21%, 10/25/30 (a)	2,136
1,940,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.26%, 8/25/30 (a)	1,952
1,500,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.550%) 5.61%, 7/25/29 (a)	1,640
895,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 6.31%, 1/25/29 (a)	1,014
1,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.450%) 6.51%, 1/25/29 (a)	1,175
1,273,354	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 7.76%, 4/25/28 (a)	1,483
1,500,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%) 8.06%, 9/25/28 (a)	1,773
1,748,887	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 12.31%, 1/25/29 (a)	2,316
499,405	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%) 12.81%, 1/25/29 (a)	658
1,696,942	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.31%, 9/25/28 (a)	2,514
4,377,442	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	4,163
5,019,263	FG Q12837 30YR, 3.00%, 11/01/42	4,882
1,112,536	FG Q17641 30YR, 3.00%, 4/01/43	1,081
4,217,196	FH 2B5447 ARM, (12 mo. LIBOR USD + 1.620%) 2.74%, 7/01/46 (a)	4,184
13,090,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.06%, 8/25/24 (g)	12,968
3,080,000	FN, 2.50%, 15YR TBA (h)	2,981
6,850,000	FN, 3.00%, 30YR TBA (h)	6,603
3,150,000	FN, 3.00%, 15YR TBA (h)	3,121
750,000	FN, 3.00%, 15YR TBA (h)	742
16,960,000	FN, 3.50%, 30YR TBA (h)	16,805
7,010,000	FN, 4.00%, 30YR TBA (h)	7,121
21,420,000	FN, 4.50%, 30YR TBA (h)	22,222
1,962,209	FN 254766 30YR, 5.00%, 6/01/33	2,096
258,042	FN 725027 30YR, 5.00%, 11/01/33	276
1,877,798	FN 725423 30YR, 5.50%, 5/01/34	2,035
1,252,394	FN 725424 30YR, 5.50%, 4/01/34	1,357
423,741	FN 725425 30YR, 5.50%, 4/01/34	459
3,105,495	FN 745418 30YR, 5.50%, 4/01/36	3,357
2,406,004	FN 995203 30YR, 5.00%, 7/01/35	2,571
1,737,194	FN AJ7689 30YR, 4.00%, 12/01/41	1,778
4,055,274	FN AL2221 15YR, 3.00%, 7/01/27	4,043
1,625,085	FN AL2521 30YR, 3.50%, 9/01/42	1,624
9,049,320	FN AL9373 15YR, 2.50%, 10/01/31	8,780

23 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

7,595,199	FN AS4168 30YR, 4.00%, 12/01/44	$7,734
2,627,864	FN AS4885 30yr, 3.50%, 5/01/45	2,612
8,823,133	FN AS7170 30YR, 3.50%, 5/01/46	8,772
1,072,968	FN AS8195 15YR, 2.50%, 10/01/31	1,041
6,692,336	FN AS8807 30YR, 3.50%, 2/01/47	6,651
2,966,854	FN AX3596 15YR, 3.00%, 7/01/27	2,958
5,186,975	FN BE9567 30YR, 3.50%, 4/01/47	5,155
4,143,898	FN BJ9215 30YR, 4.00%, 6/01/48	4,217
6,556,083	FN MA3155 15YR, 3.00%, 10/01/32	6,502
6,141,641	Freddie Mac Multifamily Structured Pass-Through Certificates, 2.95%, 2/25/27	6,054
4,535,463	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 10/25/29 (a)	4,588
2,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.300%) 3.36%, 4/25/29 (a)	2,331
1,740,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.36%, 9/25/30 (a)	1,747
1,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (a)	1,267
1,248,991	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.000%) 12.06%, 7/25/29 (a)	1,267
1,695,892	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.31%, 12/25/28 (a)	2,368
5,270,000	G2, 3.00%, 30YR TBA (h)	5,138
5,650,000	G2, 3.50%, 30YR TBA (h)	5,653
2,650,000	G2, 4.00%, 30YR TBA (h)	2,709
5,837,526	G2 4853 30YR, 4.00%, 11/20/40	6,024
139,743	G2 5140 30YR, 4.50%, 8/20/41	147
1,890,989	G2 5175 30YR, 4.50%, 9/20/41	1,992
1,631,373	G2 5258 30YR, 3.50%, 12/20/41	1,646
5,868,636	G2 MA3663 30YR, 3.50%, 5/20/46	5,883
9,719,057	G2 MA3802 30YR, 3.00%, 7/20/46	9,511
2,050,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(g)	2,019
1,936,640	GN 784182 30YR, 4.50%, 8/15/46	2,029
1,467,210	GN AA5452 30YR, 3.50%, 7/15/42	1,476
78,665	HarborView Mortgage Loan Trust 2004-10, 3.81%, 1/19/35 (g)	79
236,869	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	212
2,059,401	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (b)(g)	2,041
34,717	Landmark Mortgage Securities PLC, (3 mo. LIBOR GBP + 0.220%) 0.85%, 6/17/38 GBP (a)(d)(e)	45
15,980,000	Morgan Stanley Capital I Trust 2018-H3, 1.00%, 7/15/51 (g)	996
26,198	Morgan Stanley Mortgage Loan Trust, 3.77%, 7/25/34 (g)	26

Principal or Shares	Security Description	Value (000)

589,291	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (b)(g)	$594
985,681	New Residential Mortgage Loan Trust 2014-3
	144A, 3.75%, 11/25/54 (b)(g)	989
2,001,184	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57 (b)(g)	2,019
242,578	Prime Mortgage Trust, 5.00%, 10/25/35	237
1,475,316	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,262
39,397	Sequoia Mortgage Trust 10, (1 mo. LIBOR USD + 0.800%) 2.89%, 10/20/27 (a)	39
2,800,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/43 (a)(b)	2,822
761	Structured Asset Mortgage Investments Trust 2003-CL1, 3.47%, 7/25/32 (g)	1
557,134	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY7 Trust, 3.56%, 7/25/37 (g)	462
3,360,000	Wells Fargo Commercial Mortgage Trust
	2015-LC22, 3.84%, 9/15/58	3,401

Total Mortgage Backed (Cost - $283,062)		281,380
Municipal (2%)
2,425,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	2,431
2,600,000	City of Portland OR, 7.70%, 6/01/22	2,921
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	770
4,000,000	State of California, 3.38%, 4/01/25	3,966
1,495,000	State of California, 7.55%, 4/01/39	2,206
1,000,000	State of Washington, 1.70%, 7/01/20	976
365,000	University of California, 3.26%, 5/15/24	361

Total Municipal (Cost - $13,104)		13,631
U.S. Treasury (25%)
50,000,000	U.S. Treasury Bill, 1.83%, 8/02/18 (i)	49,998
5,510,000	U.S. Treasury Bond, 2.75%, 11/15/47	5,156
4,770,000	U.S. Treasury Bond, 3.00%, 2/15/48	4,694
15,540,000	U.S. Treasury Bond, 3.13%, 5/15/48	15,669
800,000	U.S. Treasury Note, 1.88%, 12/31/19	792
4,720,000	U.S. Treasury Note, 2.25%, 11/15/27	4,448
58,400,000	U.S. Treasury Note, 2.63%, 6/30/23	57,809
44,400,000	U.S. Treasury Note, 2.75%, 6/30/25	43,917
7,160,000	U.S. Treasury Note, 2.75%, 2/15/28	7,033
1,140,000	U.S. Treasury Note, 2.75%, 8/15/47	1,067
13,000,000	U.S. Treasury Note, 2.88%, 5/15/28	12,902
25,760,000	U.S. Treasury Note, 3.00%, 5/15/47 (j)	25,342

Total U.S. Treasury (Cost - $231,059)		228,827
Preferred Stock (0%)
780	Wells Fargo & Co., 7.50%
	(Cost - $1,004)	990
Investment Company (1%)
9,868,161	Payden Cash Reserves Money Market Fund *
	(Cost - $9,868)	9,868
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $1,418)		943
Total Investments, Before Options Written (Cost - $998,240) (109%)		989,846

24

Principal or Shares	Security Description	Value (000)
Written Options (0%)
Total Written Swaptions (Cost - $(1,198))		$ (721)
Total Investments (Cost - $997,042) (109%)		989,125
Liabilities in excess of Other Assets (-9%)		(77,909)
Net Assets (100%)		$ 911,216

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Principal in foreign currency.
(f)	Perpetual security with no stated maturity date.
(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security was purchased on a delayed delivery basis.
(i)	Yield to maturity at time of purchase.
(j)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$251,100	06/26/2020	$ 919	Call
2-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7385% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	104,300	09/24/2018	24	Call

Total Swaptions				$ 943

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15%	Citibank, N.A.	$251,100	06/26/2019	$(682)	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR
5-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7825% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	43,300	09/24/2018	(39)	Call

Total Swaptions				$(721)

25    Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 13,842	USD 10,243	Citibank, N.A.	10/19/2018	$44
CAD 11,715	USD 8,815	HSBC Bank USA, N.A.	09/20/2018	198
CLP 1,474,600	USD 2,275	BNP PARIBAS	09/27/2018	39
EUR 11,308	USD 13,240	BNP PARIBAS	09/18/2018	32
EUR 9,995	USD 11,691	Citibank, N.A.	08/08/2018	4
IDR 65,502,000	USD 4,484	Barclays Bank PLC	10/24/2018	9
NOK 71,792	USD 8,787	HSBC Bank USA, N.A.	09/20/2018	32
RUB 133,230	USD 2,111	Barclays Bank PLC	08/20/2018	17
USD 18,067	EUR 15,413	Citibank, N.A.	08/08/2018	33
USD 10,306	EUR 8,757	Citibank, N.A.	10/19/2018	4
USD 8,828	NOK 71,792	HSBC Bank USA, N.A.	09/20/2018	9

				421

Liabilities:
COP 6,550,000	USD 2,267	Citibank, N.A.	09/27/2018	(7)
GBP 9,912	USD 13,240	BNP PARIBAS	09/18/2018	(203)
JPY 1,071,400	USD 9,802	State Street Bank & Trust Co.	09/14/2018	(191)
USD 13,268	EUR 11,308	BNP PARIBAS	09/18/2018	(3)
USD 12,944	GBP 9,912	BNP PARIBAS	09/18/2018	(93)
USD 8,930	CAD 11,715	HSBC Bank USA, N.A.	09/20/2018	(83)
ZAR 25,800	USD 2,024	HSBC Bank USA, N.A.	08/10/2018	(67)

				(647)

Net Unrealized Appreciation (Depreciation)				$(226)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	115	Sep-18	$16,441	$187	$187
U.S. Ultra Bond Future	43	Sep-18	6,747	9	9

					196

Short Contracts:
Euro-Bund Future	60	Sep-18	(11,337)	(35)	(35)
U.S. 10-Year Ultra Future	193	Sep-18	(24,532)	(277)	(277)
U.S. Treasury 10-Year Note Future	57	Sep-18	(6,807)	(21)	(21)

					(333)

Total Futures					$(137)

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,000,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 3.250%) 5.60%, 7/20/26 (a)(b)	$1,004
837,250	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	839
Total Asset Backed (Cost - $1,858)		1,843
Corporate Bond (93%)
Basic Industry (5%)
650,000	Aviation Capital Group LLC 144A, 2.88%, 1/20/22 (b)	630
1,120,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (b)	1,111
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (b)	459
605,000	Dow Chemical Co., 9.40%, 5/15/39	928
1,000,000	General Dynamics Corp., 3.00%, 5/11/21	996
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	449
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,435
1,810,000	Spirit AeroSystems Inc., 3.95%, 6/15/23	1,811
1,075,000	Yara International ASA 144A, 4.75%, 6/01/28 (b)	1,092
		8,911
Communications (3%)
475,000	21st Century Fox America Inc., 9.50%, 7/15/24	611
970,000	AT&T Inc., 3.60%, 2/17/23	963
720,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/01/47	694
400,000	Orange SA, 9.00%, 3/01/31	559
316,875	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	316
1,100,000	TELUS Corp., 4.60%, 11/16/48	1,098
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	973
280,000	Verizon Communications Inc., 4.86%, 8/21/46	281
840,000	Verizon Communications Inc., 5.25%, 3/16/37	904
		6,399
Consumer Cyclical (4%)
675,671	Continental Airlines 2007-1 Class B Pass-Through Trust, 6.90%, 4/19/22	698
830,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%) 3.04%, 4/17/20 (a)	832
730,000	Ford Motor Co., 7.45%, 7/16/31	849
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	979
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	569
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	388
1,200,000	General Motors Co., 6.75%, 4/01/46	1,332
500,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	499
475,000	General Motors Financial Co. Inc., 3.70%, 5/09/23	466
760,000	General Motors Financial Co. Inc., 4.35%, 1/17/27	740
1,171,000	ZF North America Capital Inc. 144A, 4.50%, 4/29/22 (b)	1,192
		8,544
Consumer Non-Cyclical (11%)
600,000	Amgen Inc., 5.65%, 6/15/42	674

Principal or Shares	Security Description	Value (000)

904,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	$1,303
985,000	Bacardi Ltd. 144A, 5.30%, 5/15/48 (b)	962
700,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	703
1,000,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28 (b)	1,013
675,000	Bayer U.S. Finance II LLC 144A, 4.88%, 6/25/48 (b)	700
135,000	Block Financial LLC, 4.13%, 10/01/20	136
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	678
625,000	Centene Corp., 6.13%, 2/15/24	659
715,000	CVS Health Corp., 4.78%, 3/25/38	723
725,000	CVS Health Corp., 5.05%, 3/25/48	754
110,000	Dignity Health, 3.13%, 11/01/22	108
740,000	Dignity Health, 4.50%, 11/01/42	705
2,150,000	Express Scripts Holding Co., 3.05%, 11/30/22	2,085
1,240,000	General Mills Inc., 3.70%, 10/17/23	1,237
1,670,000	Keurig Dr Pepper Inc., 3.13%, 12/15/23	1,605
570,000	Mylan NV, 3.95%, 6/15/26	550
1,050,000	Mylan NV, 5.25%, 6/15/46	1,047
1,250,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,187
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	212
945,000	Pfizer Inc., 7.20%, 3/15/39	1,328
640,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	617
2,000,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36 (c)	2,055
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	315
850,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	881
		22,237
Energy (19%)
202,587	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (b)	206
430,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	417
700,000	Buckeye Partners LP, 5.85%, 11/15/43	659
640,000	Canadian Natural Resources Ltd., 6.25%, 3/15/38	758
1,405,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,625
1,400,000	Chesapeake Energy Corp., 5.75%, 3/15/23	1,358
835,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	1,091
350,000	Enbridge Energy Partners LP, 7.50%, 4/15/38	443
985,000	Encana Corp., 7.38%, 11/01/31	1,220
1,200,000	Energy Transfer Equity LP, 4.25%, 3/15/23	1,170
1,000,000	Energy Transfer Partners LP, 4.15%, 10/01/20	1,011
550,000	Energy Transfer Partners LP, 6.50%, 2/01/42	598
1,365,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	1,179
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (a)(d)	1,306
1,000,000	Ensco PLC, 7.75%, 2/01/26	969
950,000	EQT Midstream Partners LP, 5.50%, 7/15/28	972
1,200,000	EQT Midstream Partners LP, 6.50%, 7/15/48	1,247
650,000	Gulf South Pipeline Co. LP, 4.00%, 6/15/22	646
850,000	Hess Corp., 5.60%, 2/15/41	882

27 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Hess Corp., 7.30%, 8/15/31	$1,171
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	845
800,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD + 1.280%) 3.62%, 1/15/23 (a)	817
250,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	259
1,200,000	Nabors Industries Inc., 4.63%, 9/15/21	1,185
1,650,000	Nabors Industries Inc., 5.50%, 1/15/23	1,598
375,000	Noble Holding International Ltd., 7.75%, 1/15/24 (c)	366
1,065,000	Oasis Petroleum Inc., 6.88%, 1/15/23 (c)	1,090
275,000	ONEOK Inc., 4.25%, 2/01/22	280
800,000	ONEOK Partners LP, 6.65%, 10/01/36	948
1,200,000	Petro-Canada, 7.88%, 6/15/26	1,462
547,200	Ras Laffan Liquefied Natural Gas Co. Ltd. II 144A, 5.30%, 9/30/20 (b)	561
400,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	418
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	486
895,000	SemGroup Corp. / Rose Rock Finance Corp., 5.63%, 11/15/23	859
900,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47	872
2,000,000	Transocean Inc., 7.50%, 4/15/31 (c)	1,885
965,000	Western Gas Partners LP, 5.45%, 4/01/44	928
700,000	Williams Cos. Inc., 3.70%, 1/15/23	686
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	2,007
800,000	WPX Energy Inc., 5.75%, 6/01/26	805
		37,285
Financial (41%)
1,000,000	ABN AMRO Bank NV, (5 yr. Swap Semi 30/360 USD + 2.197%) 4.40%, 3/27/28 (a)(e)	986
975,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	979
925,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 7/03/23	920
800,000	American Financial Group Inc./OH, 4.50%, 6/15/47	756
700,000	Aon Corp., 6.25%, 9/30/40	842
575,000	Aon PLC, 4.75%, 5/15/45	583
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	957
875,000	Ares Capital Corp., 3.63%, 1/19/22	854
500,000	Ares Capital Corp., 4.88%, 11/30/18	503
1,180,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	1,170
1,286,000	Athene Global Funding 144A, (3 mo. LIBOR USD + 1.230%) 3.57%, 7/01/22 (a)(b)	1,310
1,200,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (b)	1,177
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (b)	809
950,000	Bank of America Corp., (3 mo. LIBOR USD + 0.780%) 3.55%, 3/05/24 (a)	941
880,000	Bank of America Corp., (3 mo. LIBOR USD + 1.512%) 3.71%, 4/24/28 (a)	850
1,950,000	Bank of America Corp., 7.75%, 5/14/38	2,685
1,100,000	Bank of Montreal, (3 mo. LIBOR USD + 0.460%) 2.80%, 4/13/21 (a)	1,105

Principal or Shares	Security Description	Value (000)

1,075,000	Bank of Montreal, 3.10%, 7/13/20	$1,075
1,500,000	Bank of Nova Scotia, (3 mo. LIBOR USD + 2.648%) 4.65%, (a)(d)	1,370
1,020,000	Barclays PLC, 4.38%, 9/11/24	992
1,300,000	Barclays PLC, 4.84%, 5/09/28	1,240
850,000	BNZ International Funding Ltd./London 144A, 3.38%, 3/01/23 (b)	831
1,300,000	BPCE SA 144A, 5.15%, 7/21/24 (b)	1,331
975,000	Brookfield Finance Inc., 4.70%, 9/20/47	929
750,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (b)	751
1,500,000	Citibank NA, 3.40%, 7/23/21	1,501
425,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%) 2.88%, 7/24/23 (a)	411
1,265,000	Citigroup Inc., 4.45%, 9/29/27	1,252
210,000	Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (b)	211
1,250,000	Cooperatieve Rabobank UA, 3.95%, 11/09/22	1,252
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	498
630,000	Digital Realty Trust LP, 3.63%, 10/01/22	627
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,046
1,030,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	1,072
1,400,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,442
640,000	FS Investment Corp., 4.25%, 1/15/20	640
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	588
800,000	Huntington Bancshares Inc./OH, 4.00%, 5/15/25	801
1,185,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (b)	1,173
1,000,000	International Lease Finance Corp., 4.63%, 4/15/21	1,020
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22 (a)	801
2,100,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%) 3.56%, 4/23/24 (a)	2,080
900,000	Kimco Realty Corp., 4.25%, 4/01/45	812
1,400,000	KKR Group Finance Co. III LLC 144A, 5.13%, 6/01/44 (b)	1,402
1,800,000	Lincoln National Corp., 7.00%, 6/15/40	2,267
1,935,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	1,845
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (b)	543
1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%) 3.76%, 11/28/28 (a)(b)	947
142,000	Massachusetts Mutual Life Insurance Co. 144A, 8.88%, 6/01/39 (b)	221
950,000	MetLife Inc., 4.88%, 11/13/43	1,008
1,500,000	Nationwide Building Society 144A, (USD Swap Rate 11:00 am NY 1 + 1.849%) 4.13%, 10/18/32 (a)(b)	1,398
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	774
800,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	1,246

28

Principal or Shares	Security Description	Value (000)

500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (b)	$665
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	699
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	1,012
2,000,000	Prudential Financial Inc., (3 mo. LIBOR USD + 2.380%) 4.50%, 9/15/47 (a)	1,845
550,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%) 3.81%, 5/15/23 (a)	554
930,000	Santander Holdings USA Inc., 4.40%, 7/13/27	905
450,000	Santander Holdings USA Inc., 3.70%, 3/28/22	447
1,265,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	1,249
230,000	Senior Housing Properties Trust, 6.75%, 4/15/20	238
1,000,000	Skandinaviska Enskilda Banken AB 144A, (3 mo. LIBOR USD + 0.430%) 2.75%, 5/17/21 (a)(b)	1,001
1,000,000	Springleaf Finance Corp., 7.13%, 3/15/26	1,019
1,000,000	Synchrony Bank, 3.00%, 6/15/22	956
250,000	Synchrony Financial, 2.70%, 2/03/20	247
250,000	Synchrony Financial, 3.75%, 8/15/21	247
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (b)	583
2,090,000	Toronto-Dominion Bank, 3.25%, 6/11/21	2,090
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	912
1,000,000	Travelers Cos. Inc., 4.05%, 3/07/48	976
900,000	USAA Capital Corp. 144A, 3.00%, 7/01/20 (b)	897
800,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	802
1,950,000	Voya Financial Inc. 144A, (3 mo. LIBOR USD + 2.084%) 4.70%, 1/23/48 (a)(b)	1,723
2,600,000	Wells Fargo & Co., 5.38%, 11/02/43	2,842
1,000,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.490%) 3.33%, 7/23/21 (a)	1,001
1,350,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%) 4.32%, 11/23/31 (a)	1,296
2,000,000	Westpac Banking Corp./New Zealand, (USD Swap Rate 11:00 am NY 1 + 2.888%) 5.00%, (a)(d)	1,801
		80,831
Technology (2%)
835,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (b)	1,031
1,100,000	Microchip Technology Inc. 144A, 4.33%, 6/01/23 (b)	1,101
649,000	Seagate HDD Cayman, 4.88%, 3/01/24 (c)	641
		2,773
Utility (8%)
1,425,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 4/23/25 (b)	1,436
550,000	Abu Dhabi National Energy Co. PJSC 144A, 4.88%, 4/23/30 (b)	561
1,485,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (b)	1,488

Principal or Shares	Security Description	Value (000)

1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (b)	$1,080
244,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	300
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,013
650,000	Duke Energy Corp., 3.75%, 9/01/46	588
1,250,000	Duke Energy Florida LLC, 4.20%, 7/15/48	1,263
2,000,000	Edison International, 4.13%, 3/15/28	1,988
1,620,000	Entergy Louisiana LLC, 4.00%, 3/15/33	1,623
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	501
740,000	Fortis Inc./Canada, 3.06%, 10/04/26	679
1,150,000	Indianapolis Power & Light Co. 144A, 4.05%, 5/01/46 (b)	1,115
1,000,000	NiSource Inc. 144A, 3.65%, 6/15/23 (b)	999
825,000	PSEG Power LLC, 3.85%, 6/01/23	823
373,230	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (b)	345
700,000	WEC Energy Group Inc., 3.38%, 6/15/21	701
		16,503
Total Corporate Bond (Cost - $186,158)		183,483
Foreign Government (1%)
1,150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23 (b)
	(Cost - $1,143)	1,147
Municipal (1%)
1,000,000	Rutgers The State University of New Jersey, 4.15%, 5/01/48	1,003
1,800,000	State of California, 4.60%, 4/01/38	1,868
Total Municipal (Cost - $2,893)		2,871
Investment Company (4%)
8,295,637	Payden Cash Reserves Money Market Fund *
	(Cost - $8,296)	8,296
Total Investments (Cost - $200,348) (100%)		197,640
Other Assets, net of Liabilities (0%)		616
Net Assets (100%)		$198,256

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $2,135 the total market value of the collateral held by the Fund is $2,211. Amounts in 000s.

(d)	Perpetual security with no stated maturity date.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

29 Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	109	Sep-18	$13,017	$ (5)	$(5)
U.S. Ultra Bond Future	26	Sep-18	4,080	(30)	(30)

					(35)

Short Contracts:
U.S. 10-Year Ultra Future	5	Sep-18	(636)	(7)	(7)
U.S. Long Bond Future	31	Sep-18	(4,432)	(50)	(50)
U.S. Treasury 5-Year Note Future	70	Sep-18	(7,919)	(5)	(5)

					(62)

Total Futures					$(97)

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
1,170,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 3.56%, 6/09/30 (a)(b)	$1,171
590,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 2.350%) 4.68%, 6/09/30 (a)(b)	593
932,078	Colony American Homes 2015-1 144A, (1 mo. LIBOR USD + 1.200%) 3.28%, 7/17/32 (a)(b)	933
601,107	Countrywide Asset-Backed Certificates, 4.73%, 10/25/46 (c)	587
1,633,500	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.59%, 7/25/47 (a)(b)	1,640
297,000	Domino’s Pizza Master Issuer LLC 144A, 4.12%, 7/25/47 (b)	294
650,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	638
1,540,198	Invitation Homes 2017-SFR2 Trust 144A, (1 mo. LIBOR USD + 0.850%) 2.92%, 12/17/36 (a)(b)	1,542
400,000	LCM XX LLC 144A, (3 mo. LIBOR USD + 3.750%) 6.10%, 10/20/27 (a)(b)	401
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 3.500%) 5.85%, 4/20/28 (a)(b)	505
1,500,000	Octagon Investment Partners 24 Ltd. 144A, (3 mo. LIBOR USD + 0.900%) 3.23%, 5/21/27 (a)(b)	1,499
865,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	850
837,250	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	839
1,600,000	Vibrant CLO VII Ltd. 144A, (3 mo. LIBOR USD + 1.270%) 3.62%, 9/15/30 (a)(b)	1,600
1,393,000	Wendy’s Funding LLC 144A, 3.88%, 3/15/48 (b)	1,346
800,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	807
Total Asset Backed (Cost - $15,272)		15,245
Bank Loans(d) (9%)
464,688	Albertson’s LLC Term Loan B4 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 8/25/21	464
407,946	Allison Transmission Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 3.84%, 9/23/22	411
988,737	Altice France SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 7/31/25	946
997,500	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.08%, 3/11/25	1,000
997,500	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.35%, 1/02/25	999
500,000	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 3.92%, 1/06/21	501
562,231	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.60%, 11/17/24	566

Principal or Shares	Security Description	Value (000)

995,000	Caesars Resort Collection LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 12/22/24	$1,000
482,521	CDW LLC/CDW Finance Corp. Term loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.85%, 8/17/23	484
997,500	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 4.57%, 1/25/26	998
480,000	DaVita Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 6/24/21	483
954,959	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.38%, 4/17/24	957
989,975	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.59%, 10/21/21	992
393,066	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 4.59%, 1/28/23	393
480,339	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 2/22/24	481
1,000,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 1/31/25	1,000
992,462	Sotera Health Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.33%, 5/15/22	994
798,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.34%, 2/01/25	801
1,082,773	Trinseo Materials Operating SCA Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 9/06/24	1,084
617,857	Vantiv LLC Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 1.75%, 10/14/23	618
291,667	Visteon Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.88%, 3/24/24	292
750,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.22%, 11/01/23	748
855,000	Zayo Group LLC Term Loan B2 1L, (LIBOR USD 1-Month + 2.250%) 4.34%, 1/19/24	859
Total Bank Loans (Cost - $17,078)		17,071
Corporate Bond (40%)
Financial (16%)
440,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	442
435,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	447
400,000	Aircastle Ltd., 5.50%, 2/15/22	418
410,000	Ally Financial Inc., 3.25%, 11/05/18	410
660,000	Antares Holdings LP 144A, 6.00%, 8/15/23 (b)	661
770,000	Ares Capital Corp., 3.50%, 2/10/23	737
185,000	Ares Capital Corp., 3.63%, 1/19/22	181
430,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	426
1,045,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	1,031

31 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

166,000	Athene Global Funding 144A, (3 mo. LIBOR USD + 1.230%) 3.57%, 7/01/22 (a)(b)	$169
950,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.37%, 7/21/21 (a)	932
645,000	Bank of America Corp., (3 mo. LIBOR USD + 1.021%) 2.88%, 4/24/23 (a)	627
270,000	Barclays PLC, 3.68%, 1/10/23	263
740,000	BMW U.S. Capital LLC 144A, 3.10%, 4/12/21 (b)	736
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	299
360,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (b)	360
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%) 2.88%, 7/24/23 (a)	387
750,000	Citigroup Inc., 2.90%, 12/08/21	734
485,000	Citigroup Inc., (3 mo. LIBOR USD + 1.023%) 3.35%, 6/01/24 (a)	487
130,000	Citigroup Inc., (3 mo. LIBOR USD + 4.478%) 6.13%, (a)(e)	135
510,000	Compass Bank, 2.88%, 6/29/22	492
750,000	Cooperatieve Rabobank UA, 4.63%, 12/01/23	763
900,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	897
425,000	Enstar Group Ltd., 4.50%, 3/10/22	423
770,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	793
740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	710
700,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%) 3.59%, 2/15/23 (a)	705
250,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 3.61%, 3/28/22 (a)	254
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	611
235,000	FS Investment Corp., 4.25%, 1/15/20	235
400,000	General Motors Financial Co. Inc., 3.70%, 5/09/23	392
705,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.89%, 1/14/22 (a)	721
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%) 5.75%, (a)(e)(f)	493
1,135,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.110%) 3.44%, 4/26/22 (a)	1,148
695,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.000%) 3.33%, 5/18/24 (a)	696
475,000	International Lease Finance Corp., 4.63%, 4/15/21	485
250,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	238
630,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	616
555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	530
235,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	230
980,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 3.28%, 7/22/22 (a)	989
605,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.064%) 3.77%, 3/08/24 (a)(b)	591
800,000	Navient Corp., 5.00%, 10/26/20	802

Principal or Shares	Security Description	Value (000)

580,000	Realogy Group LLC/Realogy Co-Issuer Corp. 144A, 4.88%, 6/01/23 (b)	$543
500,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.480%) 3.50%, 5/15/23 (a)	487
600,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%) 3.81%, 5/15/23 (a)	605
850,000	Santander Holdings USA Inc., 3.70%, 3/28/22	844
250,000	Santander UK Group Holdings PLC, 3.57%, 1/10/23	245
168,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	166
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	449
160,000	Senior Housing Properties Trust, 6.75%, 4/15/20	165
580,000	SLM Corp., 5.13%, 4/05/22	580
675,000	Sumitomo Mitsui Financial Group Inc., 2.78%, 7/12/22	653
245,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	241
150,000	Synchrony Financial, 3.75%, 8/15/21	149
455,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	455
505,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	506
1,000,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (b)	1,031
		30,815
Industrial (18%)
300,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.63%, 1/15/22 (b)	300
430,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	414
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (g)	458
189,466	American Airlines 2013-2 Class B Pass-Through Trust 144A, 5.60%, 7/15/20 (b)	193
700,000	Anglo American Capital PLC 144A, 3.63%, 9/11/24 (b)	660
400,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	403
625,000	Anheuser-Busch InBev Worldwide Inc., (3 mo. LIBOR USD + 0.740%) 3.08%, 1/12/24 (a)	631
540,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (b)	536
595,000	Bacardi Ltd. 144A, 4.45%, 5/15/25 (b)	594
600,000	Bausch Health Cos. Inc. 144A, 7.50%, 7/15/21 (b)	613
350,000	Baxalta Inc., 2.88%, 6/23/20	347
715,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%) 2.97%, 6/25/21 (a)(b)	720
350,000	Bayer U.S. Finance II LLC 144A,
	3.50%, 6/25/21 (b)	351
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	485
580,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	584
500,000	Braskem Finance Ltd., 6.45%, 2/03/24	542
300,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (b)	293

32

Principal or Shares	Security Description	Value (000)

300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/01/23	$305
200,000	Change Healthcare Holdings LLC/Change Healthcare Finance Inc. 144A, 5.75%, 3/01/25 (b)	194
385,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	388
500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	471
430,000	CommScope Inc. 144A, 5.00%, 6/15/21 (b)	433
400,000	Continental Resources Inc./OK, 5.00%, 9/15/22	406
810,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%) 3.05%, 3/09/21 (a)	816
810,000	CVS Health Corp., 3.70%, 3/09/23	806
300,000	DaVita Inc., 5.13%, 7/15/24	293
900,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	914
600,000	Dell International LLC/EMC Corp. 144A, 5.45%, 6/15/23 (b)	631
360,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%) 3.04%, 4/17/20 (a)	361
900,000	Express Scripts Holding Co., (3 mo. LIBOR USD + 0.750%) 3.07%, 11/30/20 (a)	901
410,000	Golden Nugget Inc. 144A, 8.75%, 10/01/25 (b)	426
500,000	HCA Inc., 5.00%, 3/15/24	509
270,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (b)	262
310,000	Keurig Dr Pepper Inc. 144A, 4.06%, 5/25/23 (b)	312
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	498
508,826	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	489
1,000,000	Lennar Corp., 4.75%, 11/29/27	945
420,000	Level 3 Parent LLC, 5.75%, 12/01/22	423
530,000	Meritage Homes Corp., 5.13%, 6/06/27	488
225,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	226
635,000	Mylan NV, 3.15%, 6/15/21	629
400,000	Nexi Capital SpA 144A, 4.13%, 11/01/23 EUR (b)(g)	469
775,000	Nissan Motor Acceptance Corp. 144A, 2.15%, 7/13/20 (b)	756
1,050,000	Northwell Healthcare Inc., 4.26%, 11/01/47	998
600,000	NOVA Chemicals Corp. 144A, 5.25%, 6/01/27 (b)	563
430,000	Orange SA, 1.63%, 11/03/19	423
250,000	Orange SA, 9.00%, 3/01/31	349
500,000	Penske Automotive Group Inc., 5.38%, 12/01/24	491
470,000	QEP Resources Inc., 5.38%, 10/01/22	479
85,000	Seagate HDD Cayman, 4.88%, 3/01/24	84
555,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	535
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	430
470,000	SM Energy Co., 6.13%, 11/15/22 (f)	484
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	855
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	379

Principal or Shares	Security Description	Value (000)

180,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%) 3.12%, 6/15/21 (a)	$180
290,000	Sprint Communications Inc, 6.00%, 11/15/22	294
300,000	Sprint Corp., 7.88%, 9/15/23	321
500,000	Standard Industries Inc./NJ 144A, 4.75%, 1/15/28 (b)	460
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	321
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	467
860,000	United Continental Holdings Inc., 5.00%, 2/01/24	845
500,000	United Rentals North America Inc., 4.63%, 10/15/25	484
300,000	United Rentals North America Inc., 5.88%, 9/15/26	306
800,000	VeriSign Inc., 4.75%, 7/15/27	765
350,000	VMware Inc., 2.95%, 8/21/22	338
165,000	WestRock MWV LLC, 7.38%, 9/01/19	172
470,000	Whiting Petroleum Corp., 5.75%, 3/15/21	481
430,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	443
		33,422
Utility (6%)
815,000	Cenovus Energy Inc., 5.70%, 10/15/19	834
550,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	539
275,000	Comision Federal de Electricidad 144A, 4.88%, 5/26/21 (b)	282
700,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (b)	718
800,000	Dominion Energy Inc., 4.10%, 4/01/21	811
430,000	Emera U.S. Finance LP, 2.70%, 6/15/21	420
260,000	Enbridge Inc., 2.90%, 7/15/22	253
750,000	Energy Transfer Equity LP, 4.25%, 3/15/23	731
370,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	382
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	501
500,000	Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	521
615,000	EQT Corp., 3.00%, 10/01/22	592
355,000	EQT Midstream Partners LP, 4.75%, 7/15/23	358
450,000	Mississippi Power Co., (3 mo. LIBOR USD + 0.650%) 2.99%, 3/27/20 (a)	450
900,000	Nabors Industries Inc., 4.63%, 9/15/21	889
800,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (b)	799
510,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	533
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	486
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (b)	848
500,000	Transocean Inc. 144A, 9.00%, 7/15/23 (b)	541
		11,488
Total Corporate Bond (Cost - $77,152)		75,725
Foreign Government (8%)
550,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (b)	572

33 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

550,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	$465
955,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (b)	1,019
910,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	964
400,000	Egypt Government International Bond 144A, 4.75%, 4/16/26 EUR (b)(g)	460
850,000	Export-Import Bank of India, 3.88%, 10/02/19 (h)	854
430,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	460
950,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	1,000
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	548
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	480
355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (h)	371
645,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	656
500,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (b)	489
520,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)(f)	512
560,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	555
450,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	464
665,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	628
750,000	Senegal Government International Bond 144A, 4.75%, 3/13/28 EUR (b)(g)	859
294,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	323
1,000,000	Serbia International Bond 144A, 4.88%, 2/25/20 (b)	1,019
450,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	451
1,000,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	1,043
Total Foreign Government (Cost - $14,423)		14,192
Mortgage Backed (13%)
149,903	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	128
165,132	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	142
852,674	Alternative Loan Trust 2005-54CB, 5.50%, 11/25/35	752
295,349	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	221
426,457	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%) 4.25%, 12/25/36 (a)	369

Principal or Shares	Security Description	Value (000)

258,589	Banc of America Funding 2005-H Trust, 3.60%, 11/20/35 (c)	$231
473,189	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	399
219,579	CHL Mortgage Pass-Through Trust 2004-29, 2.55%, 2/25/35 (c)	186
107,837	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	90
215,811	CSMC Trust 2013-IVR3 144A, 1.55%, 5/25/43 (b)(c)	208
689,712	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 2.61%, 1/25/30 (a)	690
771,460	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 3.01%, 10/25/29 (a)	776
550,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.26%, 8/25/30 (a)	553
427,138	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.900%) 4.96%, 7/25/24 (a)	456
459,048	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%) 5.06%, 7/25/24 (a)	492
765,297	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.06%, 7/25/25 (a)	852
339,561	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 7.76%, 4/25/28 (a)	395
499,682	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 12.31%, 1/25/29 (a)	662
774,846	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%) 13.81%, 10/25/28 (a)	1,105
499,101	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.31%, 9/25/28 (a)	739
1,825,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 2.45%, 8/25/23	1,766
1,042,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 3.32%, 2/25/23 (c)	1,050
550,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.36%, 9/25/30 (a)	552
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.600%) 5.66%, 4/25/24 (a)	1,111
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (a)	633
244,372	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 10.01%, 5/25/25 (a)	290
498,038	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 8.800%) 10.86%, 3/25/28 (a)	603

34

Principal or Shares	Security Description	Value (000)

498,464	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.350%) 11.41%, 4/25/28 (a)	$650
332,121	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%) 12.56%, 5/25/28 (a)	440
242,962	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.81%, 3/25/25 (a)	330
498,792	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.31%, 12/25/28 (a)	696
249,804	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.31%, 10/25/29 (a)	267
450,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(c)	443
397,011	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 2.41%, 3/25/35 (a)(b)	374
60,245	JP Morgan Mortgage Trust 2006-A4, 4.09%, 6/25/36 (c)	58
271,569	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (b)(c)	269
120,537	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(c)	121
116,875	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (b)(c)	117
476,156	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (b)(c)	478
870,446	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(c)	878
1,512,039	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 3.56%, 6/25/57 (a)(b)	1,555
154,269	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	139
215,965	RFMSI Series 2006-SA2 Trust, 4.85%, 8/25/36 (c)	181
1,000,000	Seasoned Credit Risk Transfer Trust 144A, 3.00%, 9/25/55 (b)(c)	963
497,515	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (b)(c)	494
262,968	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.34%, 9/25/36 (c)	256
656,533	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.61%, 2/25/37 (c)	646
Total Mortgage Backed (Cost - $23,325)		24,806
Municipal (2%)
650,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/37 (b)	695
595,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	596
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	268

Principal or Shares	Security Description	Value (000)

1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21	$1,515
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41	1,076
Total Municipal (Cost - $4,172)		4,150
U.S. Treasury (15%)
5,695,000	U.S. Treasury Bill, 1.99%, 10/25/18 (i)	5,669
1,800,000	U.S. Treasury Bond, 2.75%, 11/15/47	1,684
850,000	U.S. Treasury Bond, 3.13%, 5/15/48	857
370,000	U.S. Treasury Note, 1.25%, 11/15/18 (j)	369
440,000	U.S. Treasury Note, 2.25%, 8/15/27	415
3,600,000	U.S. Treasury Note, 2.63%, 6/30/23	3,564
5,280,000	U.S. Treasury Note, 2.75%, 7/31/23	5,256
3,610,000	U.S. Treasury Note, 2.75%, 6/30/25	3,571
4,695,000	U.S. Treasury Note, 2.75%, 2/15/28	4,612
1,800,000	U.S. Treasury Note, 2.88%, 5/15/28	1,786
Total U.S. Treasury (Cost - $27,985)		27,783
Stocks (3%)
Master Limited Partnership (1%)
23,040	Antero Midstream Partners LP	761
18,600	Energy Transfer Partners LP	390
23,870	Enterprise Products Partners LP	692
9,650	Magellan Midstream Partners LP	693
		2,536
Preferred Stock (1%)
7,500	Bank of America Corp., 6.50% (f)	196
6,650	BB&T Corp., 5.63% (f)	176
8,000	Charles Schwab Corp., 5.95%	211
8,000	First Republic Bank, 5.50% (f)	200
3,840	Goldman Sachs Group Inc., 6.30%	101
3,550	US Bancorp, 6.50%	99
270	Wells Fargo & Co., 7.50%	342
		1,325
Real Estate Investment Trust (1%)
4,490	CoreSite Realty Corp.	503
4,180	Crown Castle International Corp.	463
7,400	Prologis Inc.	486
2,300	Public Storage	501
		1,953
Total Stocks (Cost - $5,303)		5,814
Investment Company (6%)
10,795,343	Payden Cash Reserves Money Market Fund *
	(Cost - $10,795)	10,795
Purchased Call Swaptions (0%)
Total Purchased Call Swaptions (Cost - $296)		193
Total Investments, Before Options Written (Cost - $195,801) (104%)		195,774
Written Swaptions (0%)
Total Written Call Swaptions (Cost - $(251))		(148)
Total Investments (Cost - $195,550) (104%)		195,626
Liabilities in excess of Other Assets (-4%)		(6,805)
Net Assets (100%)		$188,821

35 Payden Mutual Funds

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(e)	Perpetual security with no stated maturity date.
(f)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $1,780 and the total market value of the collateral held by the Fund is $1,839. Amounts in 000s.

(g)	Principal in foreign currency.
(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)	Yield to maturity at time of purchase.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$51,200	06/26/2020	$187	Call
2-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7385% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	23,600	09/24/2018	6	Call

Total Purchased Swaptions				$193

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$51,200	06/26/2019	$(139)	Call
5-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7825% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	9,800	09/24/2018	(9)	Call

Total Written Swaptions				$(148)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 2,871	USD 2,125	Citibank, N.A.	10/19/2018	$9
CAD 2,386	USD 1,795	HSBC Bank USA, N.A.	09/20/2018	40
CLP 306,200	USD 472	BNP PARIBAS	09/27/2018	8
EUR 2,306	USD 2,700	BNP PARIBAS	09/18/2018	7
EUR 2,680	USD 3,135	Citibank, N.A.	08/08/2018	1
IDR 13,584,000	USD 930	Barclays Bank PLC	10/24/2018	2
MXN 790	USD 39	Barclays Bank PLC	09/17/2018	3
NOK 14,624	USD 1,790	HSBC Bank USA, N.A.	09/20/2018	7
RUB 27,440	USD 435	Barclays Bank PLC	08/20/2018	3
USD 4,887	EUR 4,169	Citibank, N.A.	08/08/2018	9
USD 2,137	EUR 1,816	Citibank, N.A.	10/19/2018	1
USD 1,798	NOK 14,624	HSBC Bank USA, N.A.	09/20/2018	2

				92

Liabilities:
COP 1,360,000	USD 471	Citibank, N.A.	09/27/2018	(1)
GBP 2,021	USD 2,700	BNP PARIBAS	09/18/2018	(41)
JPY 222,900	USD 2,039	State Street Bank & Trust Co.	09/14/2018	(40)
USD 442	MXN 9,290	Barclays Bank PLC	09/17/2018	(53)
USD 2,706	EUR 2,306	BNP PARIBAS	09/18/2018	(1)
USD 2,639	GBP 2,021	BNP PARIBAS	09/18/2018	(19)
USD 1,819	CAD 2,386	HSBC Bank USA, N.A.	09/20/2018	(17)
ZAR 5,500	USD 431	HSBC Bank USA, N.A.	08/10/2018	(14)

				(186)

Net Unrealized Appreciation (Depreciation)				$(94)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	23	Sep-18	$ 2,924	$ 33	$33
U.S. Treasury 10-Year Note Future	10	Sep-18	1,194	3	3
U.S. Treasury 5-Year Note Future	62	Sep-18	7,014	8	8
U.S. Ultra Bond Future	9	Sep-18	1,412	2	2

					46

Short Contracts:
Euro-Bund Future	18	Sep-18	(3,401)	(10)	(10)

					(10)

Total Futures					$36

37 Payden Mutual Funds

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (23%)
500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%) 3.18%, 7/25/27 (a)(b)	$ 502
600,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%) 3.24%, 7/15/27 (a)(b)	600
1,600,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%) 3.26%, 7/18/27 (a)(b)	1,595
650,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 4.78%, 7/18/27 (a)(b)	644
450,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%) 0.85%, 4/15/30 EUR (a)(b)(c)	527
350,000	BlueMountain CLO 2014-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%) 3.28%, 7/20/26 (a)(b)	350
500,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 3.67%, 11/30/26 (a)(b)	500
600,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 1.000%) 3.35%, 4/20/27 (a)(b)	600
450,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%) 0.73%, 9/21/29 EUR (a)(b)(c)	524
860,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 3.56%, 6/09/30 (a)(b)	861
380,000	CIFC Funding 2014-III Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.30%, 7/22/26 (a)(b)	380
380,000	CIFC Funding 2014-V Ltd. 144A, (3 mo. LIBOR USD + 1.400%) 3.74%, 1/17/27 (a)(b)	380
1,250,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 0.860%) 3.20%, 10/25/27 (a)(b)	1,248
450,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 2.950%) 5.29%, 10/25/27 (a)(b)	449
158,453	Colony American Homes 2015-1 144A, (1 mo. LIBOR USD + 1.200%) 3.28%, 7/17/32 (a)(b)	159
567,585	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.32%, 12/17/33 (a)(b)	570
826,522	Countrywide Asset-Backed Certificates, 4.73%, 10/25/46 (d)	807
300,000	CVC Cordatus Loan Fund III DAV 144A, (3 mo. EURIBOR + 2.550%) 2.55%, 8/15/32 EUR (a)(b)(c)	348
891,000	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	863
891,000	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.59%, 7/25/47 (a)(b)	895
670,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	681
650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%) 0.87%, 10/15/31 EUR (a)(b)(c)	765
590,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (b)	601
250,000	ICG US CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.19%, 1/16/28 (a)(b)	250
400,000	ICG US CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.450%) 4.79%, 1/16/28 (a)(b)	394

Principal or Shares	Security Description	Value (000)

649,725	Invitation Homes 2018-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.000%) 3.07%, 7/17/37 (a)(b)	$ 652
532,994	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.30%, 4/21/25 (a)(b)	533
250,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 3.80%, 4/21/25 (a)(b)	250
755,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.29%, 4/19/30 (a)(b)	752
480,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 3.47%, 7/20/26 (a)(b)	480
400,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 3.84%, 7/25/26 (a)(b)	400
600,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.15%, 6/15/28 (a)(b)	601
150,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%) 3.55%, 6/15/28 (a)(b)	150
720,000	Neuberger Berman CLO XVI-S Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.19%, 1/15/28 (a)(b)	719
628,553	New Residential Mortgage Trust 2018-1 144A, 4.00%, 12/25/57 (b)(d)	633
520,000	Octagon Investment Partners 24 Ltd. 144A, (3 mo. LIBOR USD + 0.900%) 3.23%, 5/21/27 (a)(b)	520
350,000	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 3.15%, 10/20/26 (a)(b)	348
400,000	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	401
450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (b)	455
380,000	Santander Drive Auto Receivables Trust 2017-2, 3.49%, 7/17/23	379
450,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%) 3.27%, 10/20/27 (a)(b)	450
500,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	491
596,423	Starwood Waypoint Homes 2017-1 Trust 144A, (1 mo. LIBOR USD + 0.950%) 3.02%, 1/17/35 (a)(b)	598
1,050,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 0.880%) 3.22%, 4/15/28 (a)(b)	1,048
450,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 2.650%) 4.99%, 4/15/28 (a)(b)	445
788,000	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	790
720,000	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%) 3.51%, 10/20/26 (a)(b)	722
250,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%) 3.21%, 10/15/27 (a)(b)	250
900,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%) 3.24%, 4/15/29 (a)(b)	893

38

Principal or Shares	Security Description	Value (000)

370,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%) 3.22%, 4/15/27 (a)(b)	$ 369
437,625	Wendy’s Funding LLC 144A, 4.08%, 6/15/45 (b)	440
625,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	632
250,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	252
160,000	Westlake Automobile Receivables Trust 2018-1 144A, 3.41%, 5/15/23 (b)	159
200,000	Westlake Automobile Receivables Trust 2018-2 144A, 4.00%, 1/16/24 (b)	200

Total Asset Backed (Cost - $30,566)		30,505

Bank Loans(e) (5%)
666,618	1011778 BCULC Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.33%, 2/17/24	667
148,875	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.07%, 10/06/23	150
498,750	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.08%, 3/11/25	500
350,000	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 3.92%, 1/06/21	351
345,370	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.58%, 11/17/24	347
422,875	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 4/30/25	424
337,688	DaVita Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.83%, 6/24/21	340
415,765	Golden Nugget Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.83%, 10/04/23	417
397,964	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 3/25/25	399
225,741	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 4.57%, 1/28/23	226
290,259	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 2/22/24	291
500,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 1/31/25	500
509,642	Vantiv LLC Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 3.82%, 10/14/23	510
205,193	Visteon Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.94%, 3/24/24	205
400,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.20%, 11/01/23	399
500,000	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.84%, 5/30/25	502

Total Bank Loans (Cost - $6,217)		6,228

Corporate Bond (20%)
400,000	ABN AMRO Bank NV 144A, 2.65%, 1/19/21 (b)	393

Principal or Shares	Security Description	Value (000)

300,000	Activision Blizzard Inc., 2.60%, 6/15/22	$ 290
400,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	402
300,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	289
85,000	Allergan Funding SCS, 3.00%, 3/12/20	85
200,000	Ally Financial Inc., 3.25%, 11/05/18	200
90,000	Ally Financial Inc., 4.25%, 4/15/21	90
250,000	Anheuser-Busch InBev Worldwide Inc., 3.50%, 1/12/24	249
350,000	Ares Capital Corp., 3.50%, 2/10/23	335
290,000	AT&T Inc., 3.20%, 3/01/22	286
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	271
200,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	196
100,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.37%, 7/21/21 (a)	98
440,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%) 3.12%, 1/20/23 (a)	432
150,000	Bank of Scotland PLC, 9.38%, 5/15/21 GBP (c)(f)	234
300,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	301
200,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	195
350,000	BNZ International Funding Ltd./London 144A, 2.40%, 2/21/20 (b)	345
300,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 3.55%, 5/22/22 (a)(b)	304
450,000	Cardinal Health Inc., 2.62%, 6/15/22	431
185,000	Celgene Corp., 2.75%, 2/15/23	177
200,000	Cenovus Energy Inc., 5.70%, 10/15/19	205
320,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	323
70,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	74
750,000	Citigroup Inc., 2.70%, 10/27/22	720
350,000	Citigroup Inc., (3 mo. LIBOR USD + 1.100%) 3.42%, 5/17/24 (a)	353
250,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	245
265,000	CSC Holdings LLC, 8.63%, 2/15/19	273
450,000	CVS Health Corp., 3.13%, 3/09/20	450
490,000	CVS Health Corp., 3.70%, 3/09/23	488
400,000	Daimler Finance North America LLC 144A, 2.30%, 1/06/20 (b)	394
450,000	Delek & Avner Tamar Bond Ltd. 144A, 3.84%, 12/30/18 (b)	451
350,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	355
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	358
250,000	Dollar Tree Inc., 3.70%, 5/15/23	248
250,000	Energy Transfer Partners LP, 4.20%, 9/15/23	251
450,000	EQT Midstream Partners LP, 4.75%, 7/15/23	454
150,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	176
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (b)	150

39 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

110,000	First Data Corp. 144A, 5.00%, 1/15/24 (b)	$ 112
250,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	254
250,000	FirstEnergy Corp., 2.85%, 7/15/22	242
200,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	206
450,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	446
200,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	192
450,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%) 3.59%, 2/15/23 (a)	453
300,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.850%) 3.19%, 4/09/21 (a)	302
340,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 3.64%, 6/30/22 (a)	346
270,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	267
200,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.000%) 3.34%, 7/24/23 (a)	202
110,000	Goldman Sachs Group Inc./The, (3 mo. LIBOR USD + 1.170%) 3.49%, 5/15/26 (a)	109
581,000	Goldman Sachs Group Inc./The, 5.75%, 1/24/22	621
300,000	HCA Healthcare Inc., 6.25%, 2/15/21	313
300,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	302
500,000	Humana Inc., 2.50%, 12/15/20	490
340,000	International Lease Finance Corp., 4.63%, 4/15/21	347
450,000	JBS Investments GmbH, 7.75%, 10/28/20 (f)	463
600,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22 (a)	601
85,000	Keurig Dr Pepper Inc. 144A, 3.55%, 5/25/21 (b)	85
250,000	Keurig Dr Pepper Inc. 144A, 4.06%, 5/25/23 (b)	252
280,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	290
300,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	286
315,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	301
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	246
195,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	196
410,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	402
450,000	Morgan Stanley, 2.80%, 6/16/20	447
375,000	Morgan Stanley, (3 mo. LIBOR USD + 0.550%) 2.90%, 2/10/21 (a)	376
100,000	Morgan Stanley, (3 mo. LIBOR USD + 0.800%) 3.16%, 2/14/20 (a)	100
350,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 3.28%, 7/22/22 (a)	353
450,000	National Savings Bank 144A, 8.88%, 9/18/18 (b)	452
300,000	Nexi Capital SpA 144A, (3 mo. EURIBOR + 3.625%) 3.63%, 5/01/23 EUR (a)(b)(c)	350
300,000	Nordea Bank AB 144A, 4.88%, 5/13/21 (b)	308
210,000	ONEOK Inc., 4.25%, 2/01/22	214
250,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	270
380,000	Seagate HDD Cayman, 3.75%, 11/15/18	381
310,000	Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20 (f)	305

Principal or Shares	Security Description	Value (000)

320,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.25%, 9/13/20 (b)	$ 312
200,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	200
340,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	328
300,000	Southern Co., 2.75%, 6/15/20	298
100,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	97
200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25 EUR (c)	248
100,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	98
340,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	317
300,000	T-Mobile USA Inc., 6.50%, 1/15/24	314
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	91
390,000	Verizon Communications Inc., 3.13%, 3/16/22	386
250,000	Vodafone Group PLC, 3.75%, 1/16/24	248
150,000	Warner Media LLC, 2.10%, 6/01/19	149
250,000	Wells Fargo & Co., 2.63%, 7/22/22	242
100,000	YPF SA 144A, 8.88%, 12/19/18 (b)	102
Total Corporate Bond (Cost - $27,202)		26,883
Foreign Government (13%)
660,000	Argentine Republic Government International Bond, 3.88%, 1/15/22 EUR (c)(f)	742
400,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	361
250,000	Argentine Republic Government International Bond, 6.25%, 4/22/19	252
60,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (b)	58
310,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	323
270,000	Croatia Government International Bond, 6.75%, 11/05/19 (f)	282
550,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	583
300,000	Dominican Republic International Bond, 7.50%, 5/06/21 (f)	318
300,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (b)	298
200,000	Egypt Government International Bond 144A, 5.75%, 4/29/20 (b)	204
400,000	Georgia Government International Bond, 6.88%, 4/12/21 (f)	428
300,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	316
280,000	Guatemala Government Bond, 5.75%, 6/06/22 (f)	295
300,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	329
250,000	Honduras Government International Bond, 8.75%, 12/16/20 (f)	274

40

Principal or Shares	Security Description	Value (000)

760,000	Hungary Government International Bond, 6.25%, 1/29/20	$ 796
550,000,000	Japan Treasury Discount Bill, 0.00%, 9/10/18 JPY (c)(g)	4,919
400,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	406
200,000	Kenya Government International Bond, 5.88%, 6/24/19 (f)	203
200,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	226
220,000	Nigeria Government International Bond, 6.75%, 1/28/21 (f)	231
600,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)(h)	590
200,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	206
580,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	598
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	319
250,000	Senegal Government International Bond, 8.75%, 5/13/21 (f)	275
300,000	Serbia International Bond, 4.88%, 2/25/20 (f)	306
500,000	Serbia International Bond 144A, 5.88%, 12/03/18 (b)	505
350,000	Sri Lanka Government International Bond 144A, 5.75%, 4/18/23 (b)	347
300,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	306
200,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (b)	204
500,000	Ukraine Government International Bond, 7.75%, 9/01/19 (f)	511
300,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	313
280,000	Vietnam Government International Bond, 6.75%, 1/29/20 (f)	292

Total Foreign Government (Cost - $16,749)		16,616

Mortgage Backed (32%)
673,715	Alternative Loan Trust 2005-56, (1 mo. LIBOR USD + 0.730%) 2.79%, 11/25/35 (a)	672
322,120	Alternative Loan Trust 2006-2CB, 6.00%, 3/25/36	261
219,632	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	164
504,668	Alternative Loan Trust 2006-HY11, (1 mo. LIBOR USD + 0.120%) 2.18%, 6/25/36 (a)	473
842,477	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	670
968,791	Alternative Loan Trust 2007-15CB, 5.75%, 7/25/37	862
605,961	Alternative Loan Trust 2007-6, 5.75%, 4/25/47	529
205,331	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%) 4.25%, 12/25/36 (a)	178
163,947	Banc of America Funding 2005-H Trust, 3.60%, 11/20/35 (d)	147

Principal or Shares	Security Description	Value (000)

5,170,000	BANK 2018-BNK13, 0.67%, 8/15/61 (d)	$ 191
850,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%) 3.04%, 8/15/35 (a)(b)	850
200,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%) 3.49%, 8/15/35 (a)(b)	200
201,194	Bear Stearns ALT-A Trust 2006-6, 3.86%, 11/25/36 (d)	188
139,550	Bear Stearns ARM Trust 2007-3, 3.97%, 5/25/47 (d)	126
10,000,000	BENCHMARK 2018-B4, 0.70%, 7/15/51 (d)	394
550,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.950%) 4.02%, 6/15/35 (a)(b)	553
500,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 3.83%, 10/15/34 (b)	501
210,795	CHL Mortgage Pass-Through Trust 2004-29, 2.55%, 2/25/35 (d)	178
154,433	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.62%, 3/20/36 (d)	145
238,817	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.55%, 2/25/47 (d)	216
418,858	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (d)	406
237,582	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (d)	226
118,932	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	113
288,534	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.600%) 2.66%, 7/25/30 (a)	288
328,828	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%) 2.71%, 8/25/30 (a)	329
270,360	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%) 2.91%, 11/25/29 (a)	271
599,576	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%) 3.21%, 9/25/29 (a)	603
595,547	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.36%, 4/25/29 (a)	601
322,885	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.36%, 7/25/29 (a)	325
900,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%) 4.21%, 10/25/30 (a)	902
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.26%, 8/25/30 (a)	352
610,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%) 4.31%, 7/25/30 (a)	619
284,059	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%) 6.06%, 5/25/25 (a)	312
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 6.31%, 1/25/29 (a)	397
248,514	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%) 6.61%, 2/25/25 (a)	270
192,536	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.06%, 7/25/25 (a)	218
114,794	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.06%, 7/25/25 (a)	128

41 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

382,006	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 7.76%, 4/25/28 (a)	$ 445
400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%) 8.06%, 9/25/28 (a)	473
242,743	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.67%, 9/25/36 (d)	226
167,298	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	131
686,672	Flagstar Mortgage Trust 2018-1 144A, 3.50%, 3/25/48 (b)(d)	678
534,126	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.700%) 2.76%, 9/25/30 (a)	535
330,955	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%) 2.81%, 3/25/30 (a)	332
476,938	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 7/25/29 (a)	481
308,159	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 8/25/29 (a)	310
389,341	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/24 (a)	395
460,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%) 3.86%, 7/25/30 (a)	457
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.36%, 9/25/30 (a)	603
400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.350%) 4.41%, 4/25/30 (a)	411
350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.500%) 4.56%, 3/25/30 (a)	364
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (a)	634
450,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(d)	443
280,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(d)	277
328,190	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.440%) 2.50%, 6/25/45 (a)	315
187,564	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 2.41%, 3/25/35 (a)(b)	177
257,213	GSMPS Mortgage Loan Trust 2005-RP3 144A, (1 mo. LIBOR USD + 0.350%) 2.41%, 9/25/35 (a)(b)	233
102,064	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%) 2.92%, 8/25/29 (a)	98
2,148,279	IndyMac INDX Mortgage Loan Trust 2006-AR35, (1 mo. LIBOR USD + 0.180%) 2.24%, 1/25/37 (a)	2,030

Principal or Shares	Security Description	Value (000)

850,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(d)	$ 819
260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 0.910%) 2.91%, 6/15/20 (a)(b)	260
260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%) 3.21%, 6/15/20 (a)(b)	260
177,593	JP Morgan Mortgage Trust 2006-A3, 3.58%, 5/25/36 (d)	177
156,098	JP Morgan Mortgage Trust 2006-A3, 3.58%, 5/25/36 (d)	156
103,063	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(d)	102
1,149,751	JP Morgan Mortgage Trust 2017-5 144A, 3.17%, 10/26/48 (b)(d)	1,136
927,016	JP Morgan Mortgage Trust 2017-6 144A, 3.50%, 12/25/48 (b)(d)	916
220,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(d)	217
378,884	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%) 4.73%, 8/25/36 (a)	372
2,400,000	Morgan Stanley Capital I Trust 2018-H3, 1.00%, 7/15/51 (d)	150
409,477	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (b)(d)	411
147,941	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (b)(d)	155
58,438	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (b)(d)	59
160,444	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (b)(d)	161
208,448	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (b)(d)	209
480,082	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (b)(d)	481
458,704	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(d)	462
325,954	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(d)	329
567,015	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 3.56%, 6/25/57 (a)(b)	583
63,590	Provident Funding Mortgage Loan Trust 2005-2, 4.28%, 10/25/35 (d)	64
237,448	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	228
668,253	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	623
2,407,000	Residential Asset Securitization Trust 2006-A4IP, 6.62%, 5/25/36 (d)	1,747
570,869	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.42%, 8/20/56 GBP (a)(b)(c)	751
62,206	Sequoia Mortgage Trust 10, (1 mo. LIBOR USD + 0.800%) 2.89%, 10/20/27 (a)	61

42

Principal or Shares	Security Description	Value (000)

398,649	Sequoia Mortgage Trust 2007-1, 3.55%, 2/20/47 (d)	$374
485,417	Sequoia Mortgage Trust 2018-CH1 144A, 4.00%, 2/25/48 (b)(d)	490
1,850,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/43 (a)(b)	1,864
500,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 5.81%, 4/25/43 (a)(b)	523
450,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 13.81%, 4/25/43 (a)(b)	496
1,088,010	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%) 2.27%, 8/25/36 (a)	993
522,111	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.280%) 2.34%, 11/25/45 (a)	494
62,972	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.290%) 2.35%, 10/25/45 (a)	63
129,006	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.290%) 2.35%, 12/25/45 (a)	127
471,662	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.610%) 2.67%, 8/25/45 (a)	433
86,455	WaMu Mortgage Pass-Through Certificates, 3.29%, 6/25/37 (d)	84
170,208	WaMu Mortgage Pass-Through Certificates, 3.62%, 8/25/46 (d)	163
798,506	WaMu Mortgage Pass-Through Certificates, 3.73%, 7/25/37 (d)	736
77,344	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.34%, 9/25/36 (d)	75
164,394	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%) 2.14%, 1/25/47 (a)	160
689,360	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.61%, 2/25/37 (d)	678
334,196	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	338
Total Mortgage Backed (Cost - $42,086)		42,886
U.S. Treasury (7%)
7,900,000	U.S. Treasury Note, 2.50%, 6/30/20 (i)	7,876
1,400,000	U.S. Treasury Note, 2.63%, 7/31/20	1,399
Total U.S. Treasury (Cost - $9,286)		9,275

Investment Company (2%)
2,100,985	Payden Cash Reserves Money Market Fund * (Cost - $2,101)	2,101
Purchase Options (0%)
Total Purchased Put Options (Cost - $26)		18
Purchased Call Swaptions (0%)
Total Purchased Call Swaptions (Cost - $211)		140
Total Investments, Before Options Written (Cost - $134,444) (102%)		134,652

Principal or Shares	Security Description	Value (000)
Written Swaptions (0%)
Total Written Call Swaptions (Cost - $(179))		$ (107)
Total Investments (Cost - $134,265) (102%)		134,545
Liabilities in excess of Other Assets (-2%)		(2,861)
Net Assets (100%)		$ 131,684

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Yield to maturity at time of purchase.
(h)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $590 and the total market value of the collateral held by the Fund is $612. Amount in 000s.

(i)	All or a portion of the security is pledged to cover futures contract margin requirements.

43 Payden Mutual Funds

Purchased Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	76	$21,404	2375.00	08/17/2018	$5	Put
S & P 500 Index	72	20,277	2400.00	08/31/2018	13	Put

Total Purchase Options		$41,681			$18

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$37,200	06/26/2020	$136	Call
2-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7385% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	15,900	09/24/2018	4	Call

Total Swaptions				$140

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	$37,200	06/26/2019	$(101)	Call
5-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7825% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	6,600	09/24/2018	(6)	Call

Total Swaptions				$(107)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 1,998	USD 1,479	Citibank, N.A.	10/19/2018	$6
CAD 1,731	USD 1,303	HSBC Bank USA, N.A.	09/20/2018	29
CLP 213,600	USD 330	BNP PARIBAS	09/27/2018	6
EUR 1,671	USD 1,956	BNP PARIBAS	09/18/2018	5
IDR 9,451,000	USD 647	Barclays Bank PLC	10/24/2018	1
NOK 10,608	USD 1,298	HSBC Bank USA, N.A.	09/20/2018	5
USD 4,982	JPY 550,100	Barclays Bank PLC	08/08/2018	59
USD 4,229	EUR 3,608	Citibank, N.A.	08/08/2018	8
USD 1,488	EUR 1,264	Citibank, N.A.	10/19/2018	1
USD 1,000	GBP 755	HSBC Bank USA, N.A.	08/08/2018	9
USD 1,304	NOK 10,608	HSBC Bank USA, N.A.	09/20/2018	1

				130

Liabilities:
COP 949,000	USD 328	Citibank, N.A.	09/27/2018	(1)
EUR 453	USD 533	Citibank, N.A.	08/08/2018	(3)
GBP 1,465	USD 1,957	BNP PARIBAS	09/18/2018	(30)
JPY 154,600	USD 1,414	State Street Bank & Trust Co.	09/14/2018	(28)
USD 1,961	EUR 1,671	BNP PARIBAS	09/18/2018	—
USD 1,913	GBP 1,465	BNP PARIBAS	09/18/2018	(14)
USD 1,320	CAD 1,731	HSBC Bank USA, N.A.	09/20/2018	(12)
ZAR 3,870	USD 304	HSBC Bank USA, N.A.	08/10/2018	(10)

				(98)

Net Unrealized Appreciation (Depreciation)				$32

  Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2 Year Note Future	49	Sep-18	$10,357	$(13)	$(13)
U.S. Treasury 5 Year Note Future	40	Sep-18	4,525	5	5
U.S. Ultra Bond Future	6	Sep-18	941	2	2

Total Futures					$(6)

45    Payden Mutual Funds

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,500,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%) 5.19%, 4/19/30 (a)(b) (Cost - $1,500)	$1,483

Bank Loans(c) (74%)
Communications (3%)
1,990,000	CenturyLink Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 1/31/25	1,962
995,000	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.10%, 4/30/25	996
2,358,978	Zayo Group LLC Term Loan B2 1L, (LIBOR USD 1-Month + 2.250%) 4.34%, 1/19/24	2,371

		5,329

Consumer Cyclical (30%)
1,917,602	1011778 BCULC Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.34%, 2/17/24	1,919
1,983,756	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 10/06/23	1,994
2,000,000	Altice France SA Term Loan B13 1L, (LIBOR USD 1-Month + 4.000%) 4.00%, 1/31/26	1,960
1,995,000	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.08%, 3/11/25	2,000
1,950,113	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.08%, 6/01/24	1,952
2,570,020	BWAY Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.58%, 4/03/24	2,567
1,990,000	Caesars Resort Collection LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 12/22/24	2,000
1,985,000	Core & Main LP Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.25%, 8/01/24	1,996
1,500,000	Crown Americas LLC Term B Loan 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 4/03/25	1,506
2,142,649	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.38%, 4/17/24	2,147
1,980,000	Frontier Communications Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 5.85%, 6/15/24	1,956
2,072,656	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.59%, 10/21/21	2,077
1,980,195	J.C. Penney Corp., Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.250%) 6.57%, 6/23/23	1,919
1,980,087	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.83%, 4/03/25	1,981
1,675,937	Leslie’s Poolmart Inc. Term Loan B 2L, (LIBOR USD 1-Month + 3.500%) 5.59%, 8/16/23	1,677
1,794,112	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 3.88%, 10/27/23	1,798
1,572,265	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 4.59%, 1/28/23	1,574
892,870	NPC International Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.59%, 4/20/24	902
1,492,405	Party City Holdings Inc. Term Loan, (LIBOR USD 1-Month + 2.750%) 4.99%, 8/19/22	1,495

Principal or Shares	Security Description	Value (000)

454,545	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 2.13%, 2/14/25	$446
1,541,591	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 4.83%, 2/14/25	1,514
2,269,918	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 2/05/23	2,280
1,496,241	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 2/22/24	1,499
1,243,758	Scientific Games International Inc. Term Loan B5 1L, (LIBOR USD 1-Month + 2.750%) 4.91%, 8/14/24	1,246
560,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 3.250%) 9.09%, 2/01/26	568
1,695,750	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.34%, 2/01/25	1,702
2,718,968	Valeant Pharmaceuticals Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.09%, 5/30/25	2,726
1,166,667	Visteon Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.88%, 3/24/24	1,167
995,000	Wink Holdco Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.09%, 12/01/24	993

		49,561

Consumer Non-Cyclical (19%)
1,000,000	Ashland LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 1.75%, 5/25/24	1,004
1,036,260	B&G Foods Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 11/02/22	1,041
1,995,000	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 4.35%, 1/02/25	1,997
1,906,111	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 3.92%, 1/06/21	1,911
1,291,068	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.60%, 11/17/24	1,299
1,851,563	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 3/01/24	1,851
561,776	CHS/Community Health Systems Inc. Term Loan H 1L, (LIBOR USD 1-Month + 3.250%) 5.56%, 1/27/21	553
934,830	DaVita Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 6/24/21	942
1,490,446	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 3.75%, 4/06/24	1,490

46

Principal or Shares	Security Description	Value (000)

1,250,000	Flex Acquisition Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.75%, 6/22/25	$1,251
1,987,602	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 4.59%, 8/16/23	1,983
550,000	HUB International Ltd. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.36%, 4/25/25	550
282,663	MEG Energy Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.60%, 12/31/23	284
841,499	MPH Acquisition Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 5.08%, 6/07/23	843
2,450,327	Nexeo Solutions LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.58%, 6/09/23	2,468
1,980,000	Post Holdings Inc. Term Loan A 1L, (LIBOR USD 1-Month + 2.000%) 4.07%, 5/24/24	1,984
2,100,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 1/31/25	2,099
2,033,734	Sotera Health Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.33%, 5/15/22	2,037
2,450,000	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 2.00%, 6/27/23	2,452
638,689	VFH Parent LLC Term Loan B1 1L, (LIBOR USD 1-Month + 3.250%) 5.59%, 12/30/21	644
1,627,762	Western Digital Corp. Term Loan B4 1L, (LIBOR USD 1-Month + 1.750%) 3.84%, 4/29/23	1,630
1,000,000	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.84%, 5/30/25	1,004

		31,317

Energy (2%)
1,825,952	Albertson’s LLC Term Loan B4 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 8/25/21	1,821
984,500	Talen Energy Supply LLC Term Loan B2 1L, (LIBOR USD 1-Month + 4.000%) 6.09%, 4/13/24	993

		2,814

Financial Services (10%)
500,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 3.000%) 8.59%, 8/04/25	508
852,922	Asurion LLC Term Loan B4 1L, (LIBOR USD 1-Month + 3.000%) 5.09%, 8/04/22	854
1,089,000	Everi Payments Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.09%, 5/09/24	1,094
1,974,823	Golden Nugget Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 10/04/23	1,983
1,421,577	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%) 3.81%, 10/25/23	1,428

Principal or Shares	Security Description	Value (000)

2,487,500	Ineos U.S. Finance LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 3/31/24	$2,487
1,496,250	Iron Mountain Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.84%, 1/02/26	1,480
897,750	K-Mac Holdings Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.33%, 3/16/25	900
350,000	K-Mac Holdings Corp. Term Loan B 2L, (LIBOR USD 1-Month + 3.250%) 8.83%, 3/16/26	353
2,070,532	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.09%, 3/25/25	2,075
1,825,000	Sable International Finance Term Loan B4 L1, (LIBOR USD 1-Month + 3.250%) 5.34%, 1/31/26	1,828
1,500,000	Stars Group Holdings BV Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 3.50%, 7/10/25	1,516

		16,506

Technology (10%)
1,935,944	CDW LLC/CDW Finance Corp. Term loan B 1L, (LIBOR USD 1-Month + 1.750%) 3.85%, 8/17/23	1,940
1,990,000	Churchill Downs Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.10%, 12/27/24	1,994
1,496,250	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 4.57%, 1/25/26	1,497
1,713,702	Dell International LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.10%, 9/07/23	1,716
1,500,000	First Data Corp. Term Loan 1L, (LIBOR USD 1-Month + 2.000%) 4.07%, 4/26/24	1,501
1,891,912	Lawson Software, Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 2/01/22	1,897
1,580,040	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.36%, 11/03/23	1,575
1,477,500	RP Crown Parent LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 10/12/23	1,483
1,382,158	Vantiv LLC Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 1.75%, 10/14/23	1,383
1,350,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%) 4.22%, 11/01/23	1,346

		16,332

Total Bank Loans (Cost - $121,615)		121,859

Corporate Bond (17%)
1,000,000	Ally Financial Inc., 3.25%, 11/05/18	1,000
1,010,486	American Airlines 2013-2 Class B Pass-Through Trust 144A, 5.60%, 7/15/20 (b)	1,028
1,000,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%) 3.59%, 3/26/21 (a)	1,003
1,000,000	Australia & New Zealand Banking Group Ltd. 144A, 5.10%, 1/13/20 (b)	1,027
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 3.387%) 5.13%, 12/29/49 (a)(d)	1,525
1,540,000	California Resources Corp., 5.00%, 1/15/20	1,463
800,000	Cenovus Energy Inc., 5.70%, 10/15/19	819

47 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Citigroup Inc., 2.40%, 2/18/20	$ 990
1,000,000	Compass Bank, 2.75%, 9/29/19	995
1,000,000	CSC Holdings LLC, 6.75%, 11/15/21	1,045
800,000	DISH DBS Corp., 6.75%, 6/01/21	806
1,000,000	HCA Healthcare Inc., 6.25%, 2/15/21	1,044
1,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,022
1,000,000	ING Bank NV 144A, 2.50%, 10/01/19 (b)	992
1,000,000	MGM Resorts International, 6.63%, 12/15/21	1,068
500,000	NagaCorp Ltd. 144A, 9.38%, 5/21/21 (b)	511
1,000,000	Navient Corp., 5.00%, 10/26/20	1,002
1,100,000	Nexi Capital SpA 144A, (3 mo. EURIBOR + 3.625%) 3.63%, 5/01/23 EUR (a)(b)	1,285
1,000,000	Realogy Group LLC/Realogy Co-Issuer Corp. 144A, 5.25%, 12/01/21 (b)	1,004
1,000,000	SBA Communications Corp., 4.88%, 7/15/22	999
925,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	913
900,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	879
1,000,000	Springleaf Finance Corp., 6.00%, 6/01/20	1,034
1,000,000	Sprint Corp., 7.25%, 9/15/21	1,054
1,000,000	Tenet Healthcare Corp., 8.13%, 4/01/22	1,069
1,000,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	970
1,000,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,022

Total Corporate Bond (Cost - $27,769)		27,569

Mortgage Backed (4%)
819,837	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%) 13.81%, 10/25/28 (a)	1,169
798,561	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.31%, 9/25/28 (a)	1,183
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.600%) 5.66%, 4/25/24 (a)	750

Principal or Shares	Security Description	Value (000)

300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (a)	$317
977,486	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 10.01%, 5/25/25 (a)	1,160
665,239	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%) 12.56%, 5/25/28 (a)	881
700,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 13.81%, 4/25/43 (a)(b)	771

Total Mortgage Backed (Cost - $5,170)		6,231

Preferred Stock (0%)
390	Wells Fargo & Co., 7.50% (Cost - $502)	495

Investment Company (6%)
9,680,356	Payden Cash Reserves Money Market Fund * (Cost - $9,680)	9,680

Total Investments (Cost - $166,236) (102%)		167,317
Liabilities in excess of Other Assets (-2%)		(2,598)

Net Assets (100%)		$164,719

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(d)	Perpetual security with no stated maturity date.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 1,279	EUR 1,091	Citibank, N.A.	08/08/2018	$2
Net Unrealized Appreciation				$2

Schedule of Investments - July 31, 2018 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bank Loans(a) (2%)
1,350,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 3.000%) 8.59%, 8/04/25	$ 1,372
1,795,500	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 4.57%, 1/25/26	1,796
1,200,000	K-Mac Holdings Corp. Term Loan B 2L, (LIBOR USD 1-Month + 3.250%) 8.83%, 3/16/26	1,212
1,850,000	NPC International Inc. Term Loan 2L, (LIBOR USD 1-Month + 3.500%) 9.59%, 4/18/25	1,875
613,636	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 2.13%, 2/14/25	603
2,081,148	Pearl Intermediate Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 4.83%, 2/14/25	2,044
1,915,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 3.250%) 9.09%, 2/01/26	1,943

Total Bank Loans (Cost - $10,830)		10,845

Corporate Bond (89%)
Basic Industry (6%)
2,500,000	Alpha 2 BV 144A, 8.75%, 6/01/23 (b)	2,516
3,000,000	ARD Securities Finance SARL 144A, 8.75%, 1/31/23 (b)	3,015
2,328,000	Ashland LLC, 6.88%, 5/15/43	2,392
2,000,000	Avolon Holdings Funding Ltd. 144A, 5.50%, 1/15/23 (b)	1,995
1,350,000	Bombardier Inc. 144A, 7.50%, 12/01/24 (b)	1,440
2,700,000	Coeur Mining Inc., 5.88%, 6/01/24	2,602
2,700,000	IAMGOLD Corp. 144A, 7.00%, 4/15/25 (b)	2,770
1,600,000	James Hardie International Finance DAC 144A, 5.00%, 1/15/28 (b)	1,528
3,000,000	NOVA Chemicals Corp. 144A, 5.00%, 5/01/25 (b)	2,865
2,000,000	Standard Industries Inc./NJ 144A, 4.75%, 1/15/28 (b)	1,840
2,148,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	2,004
2,000,000	Trinseo Materials Operating SCA/Trinseo
	Materials Finance Inc. 144A, 5.38%, 9/01/25 (b)	1,980

		26,947

Capital Goods (1%)
1,600,000	Cleveland-Cliffs Inc., 5.75%, 3/01/25	1,558
1,250,000	First Quantum Minerals Ltd. 144A, 6.88%, 3/01/26 (b)	1,222
2,050,000	OCI NV 144A, 6.63%, 4/15/23 (b)	2,102

		4,882

Communications (5%)
1,150,000	Altice Finco SA 144A, 8.13%, 1/15/24 (b)(c)	1,176
800,000	Altice France SA/France 144A, 8.13%, 2/01/27 (b)	819
2,200,000	Altice Luxembourg SA 144A, 7.63%, 2/15/25 (b)(c)	2,049
1,000,000	Altice Luxembourg SA 144A, 7.75%, 5/15/22 (b)	999
2,850,000	C&W Senior Financing DAC 144A, 6.88%, 9/15/27 (b)	2,800

Principal or Shares	Security Description	Value (000)

2,000,000	Frontier Communications Corp., 7.63%, 4/15/24	$ 1,360
750,000	Frontier Communications Corp. 144A, 8.50%, 4/01/26 (b)	723
2,050,000	Frontier Communications Corp., 10.50%, 9/15/22	1,870
2,800,000	Qualitytech LP/QTS Finance Corp. 144A, 4.75%, 11/15/25 (b)	2,667
2,700,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	2,578
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,233
2,400,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	2,280

		21,554

Consumer Cyclical (30%)
1,500,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,446
1,400,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	1,305
1,200,000	Altice Financing SA 144A, 7.50%, 5/15/26 (b)	1,171
1,600,000	Altice France SA 144A, 6.25%, 5/15/24 (b)	1,596
1,750,000	Altice France SA 144A, 7.38%, 5/01/26 (b)	1,737
3,433,253	American Airlines 2013-1 Class B Pass-Through Trust 144A, 5.63%, 1/15/21 (b)	3,502
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (b)	774
1,670,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (b)	1,624
2,000,000	ARD Finance SA, 7.13%, 9/15/23	2,025
1,500,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)(c)	1,487
2,500,000	Beacon Roofing Supply Inc. 144A, 4.88%, 11/01/25 (b)	2,341
2,900,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,922
1,800,000	Boyd Gaming Corp. 144A, 6.00%, 8/15/26 (b)	1,818
2,900,000	Boyne USA Inc. 144A, 7.25%, 5/01/25 (b)	3,045
3,400,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (b)	3,321
2,150,000	BWX Technologies Inc. 144A, 5.38%, 7/15/26 (b)	2,188
2,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22	2,719
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	2,872
5,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 5/01/25 (b)	4,925
3,000,000	Centene Corp., 4.75%, 1/15/25	3,004
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,674
1,500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,414
3,200,000	CommScope Technologies LLC 144A, 6.00%, 6/15/25 (b)	3,312
2,500,000	Covanta Holding Corp., 5.88%, 7/01/25	2,450
2,200,000	CSC Holdings LLC 144A, 10.88%, 10/15/25 (b)	2,557
3,000,000	DISH DBS Corp., 5.88%, 7/15/22	2,816
3,975,000	Freeport-McMoRan Copper & Gold Inc., 3.55%, 3/01/22	3,861
1,500,000	GLP Capital LP/GLP Financing II Inc., 5.75%, 6/01/28	1,530
2,500,000	Golden Nugget Inc. 144A, 8.75%, 10/01/25 (b)	2,600
2,350,000	Hilton Domestic Operating Co. Inc. 144A, 5.13%, 5/01/26 (b)	2,362
2,000,000	Lennar Corp., 4.75%, 11/29/27	1,890

49 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,500,000	Level 3 Financing Inc., 5.63%, 2/01/23	$3,535
1,500,000	LGI Homes Inc. 144A, 6.88%, 7/15/26 (b)	1,504
2,900,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	2,777
2,800,000	Live Nation Entertainment Inc. 144A, 4.88%, 11/01/24 (b)	2,768
1,500,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)(c)	1,299
1,550,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (b)	1,470
2,700,000	Meritage Homes Corp., 5.13%, 6/06/27	2,484
1,675,000	Merlin Entertainments PLC 144A, 5.75%, 6/15/26 (b)	1,713
1,500,000	Mueller Water Products Inc. 144A, 5.50%, 6/15/26 (b)	1,517
1,500,000	NagaCorp Ltd. 144A, 9.38%, 5/21/21 (b)	1,534
3,250,000	Nexstar Broadcasting Inc 144A, 5.63%, 8/01/24 (b)	3,209
1,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	1,153
3,200,000	Penske Automotive Group Inc., 5.50%, 5/15/26	3,120
1,600,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	1,616
3,000,000	Sabre GLBL Inc. 144A, 5.25%, 11/15/23 (b)	3,022
1,850,000	Scientific Games International Inc., 6.63%, 5/15/21	1,880
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,187
2,000,000	Sprint Capital Corp., 6.90%, 5/01/19	2,046
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,230
3,500,000	Sprint Corp., 7.88%, 9/15/23	3,745
800,000	Stars Group Holdings BV/Stars Group US. Co-Borrower LLC 144A, 7.00%, 7/15/26 (b)	826
3,000,000	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 144A, 5.63%, 3/01/24 (b)	2,933
4,000,000	T-Mobile USA Inc., 6.50%, 1/15/26	4,205
2,390,000	Tribune Media Co., 5.88%, 7/15/22	2,414
2,800,000	TTM Technologies Inc. 144A, 5.63%, 10/01/25 (b)	2,772
3,025,000	United Continental Holdings Inc., 5.00%, 2/01/24 (c)	2,972
2,200,000	Wyndham Hotels & Resorts Inc. 144A, 5.38%, 4/15/26 (b)	2,208
3,100,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	3,197
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	1,985
2,700,000	Zayo Group LLC/Zayo Capital Inc. 144A, 5.75%, 1/15/27 (b)	2,680

		144,289

Consumer Non-Cyclical (12%)
2,000,000	Albertsons Companies LLC/Safeway Inc./New Albertsons LP/Albertson’s LLC, 5.75%, 3/15/25	1,810
2,350,000	Ashtead Capital Inc. 144A, 5.25%, 8/01/26 (b)	2,376
1,750,000	B&G Foods Inc., 5.25%, 4/01/25 (c)	1,684
3,450,000	Bausch Health Cos. Inc. 144A, 5.50%, 3/01/23 (b)	3,286
3,200,000	Bausch Health Cos. Inc. 144A, 7.50%, 7/15/21 (b)	3,270

Principal or Shares	Security Description	Value (000)

1,000,000	Bausch Health Cos. Inc. 144A, 9.00%, 12/15/25 (b)	$1,063
660,000	Centene Corp. 144A, 5.38%, 6/01/26 (b)	677
2,100,000	CHS/Community Health Systems Inc., 6.25%, 3/31/23	1,964
1,500,000	Cimpress NV 144A, 7.00%, 6/15/26 (b)	1,549
4,600,000	HCA Inc., 5.00%, 3/15/24	4,681
3,250,000	HCA Inc., 5.38%, 2/01/25	3,299
1,350,000	HCA Inc., 5.50%, 6/15/47	1,284
900,000	Hertz Corp., 5.88%, 10/15/20 (c)	894
2,000,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (b)	1,940
2,750,000	Land O’ Lakes Inc. 144A, 7.25%, (b)(d)	2,991
2,000,000	LifePoint Health Inc., 5.38%, 5/01/24	2,092
1,000,000	LifePoint Health Inc., 5.50%, 12/01/21	1,021
1,500,000	Post Holdings Inc. 144A, 5.50%, 3/01/25 (b)	1,481
1,400,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC 144A, 7.00%, 7/15/24 (b)	1,420
1,500,000	ServiceMaster Co. LLC 144A, 5.13%, 11/15/24 (b)	1,451
2,100,000	Tenet Healthcare Corp., 4.63%, 7/15/24	2,040
1,500,000	Tenet Healthcare Corp., 6.75%, 6/15/23 (c)	1,528
1,150,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28 (c)	1,229
2,000,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	2,000
1,250,000	United Rentals North America Inc., 4.88%, 1/15/28	1,171
2,000,000	United Rentals North America Inc., 5.88%, 9/15/26	2,038
2,225,000	Universal Health Services Inc. 144A, 5.00%, 6/01/26 (b)	2,192
1,000,000	Valeant Pharmaceuticals International 144A, 8.50%, 1/31/27 (b)	1,030
1,350,000	Valeant Pharmaceuticals International 144A, 9.25%, 4/01/26 (b)	1,439

		54,900

Energy (18%)
1,800,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 5/20/25	1,751
1,850,000	California Resources Corp., 5.00%, 1/15/20	1,758
900,000	California Resources Corp., 5.50%, 9/15/21	797
1,150,000	Calpine Corp. 144A, 5.25%, 6/01/26 (b)	1,091
1,400,000	Calpine Corp., 5.50%, 2/01/24	1,300
3,000,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	3,169
1,400,000	Chesapeake Energy Corp., 8.00%, 1/15/25	1,438
1,500,000	Comstock Escrow Corp. 144A, 9.75%, 8/15/26 (b)	1,456
1,250,000	Continental Resources Inc./OK, 4.38%, 1/15/28	1,248
1,500,000	Continental Resources Inc./OK, 5.00%, 9/15/22	1,524
2,450,000	Covey Park Energy LLC/Covey Park Finance Corp. 144A, 7.50%, 5/15/25 (b)	2,499
3,000,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/01/25	3,041
1,700,000	Diamond Offshore Drilling Inc., 7.88%, 8/15/25	1,777
2,850,000	Energy Transfer Equity LP, 4.25%, 3/15/23	2,779
2,750,000	Energy Transfer Partners LP, (3 mo. LIBOR USD + 4.028%) 6.25%, (d)(e)	2,611

50

Principal or Shares	Security Description	Value (000)

3,200,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (d)(e)	$2,785
1,000,000	Ensco PLC, 4.50%, 10/01/24	850
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	2,863
2,600,000	Extraction Oil & Gas Inc. 144A,
	5.63%, 2/01/26 (b)	2,525
1,500,000	Gulfport Energy Corp., 6.38%, 1/15/26	1,455
2,155,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 5.75%, 10/01/25 (b)	2,160
1,000,000	Murphy Oil Corp., 6.88%, 8/15/24	1,052
2,600,000	Nabors Industries Inc. 144A, 5.75%, 2/01/25 (b)	2,470
1,400,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	1,433
561,000	Noble Holding International Ltd., 7.75%, 1/15/24 (c)	547
1,550,000	PDC Energy Inc., 5.75%, 5/15/26	1,538
1,650,000	QEP Resources Inc., 5.25%, 5/01/23	1,634
2,500,000	Rowan Cos. Inc., 7.38%, 6/15/25	2,422
2,900,000	SemGroup Corp., 6.38%, 3/15/25	2,798
1,000,000	SemGroup Corp., 7.25%, 3/15/26	1,003
1,500,000	Seven Generations Energy Ltd. 144A,
	5.38%, 9/30/25 (b)	1,444
3,150,000	SM Energy Co., 6.50%, 1/01/23	3,213
1,050,000	Southwestern Energy Co., 4.10%, 3/15/22	1,003
2,800,000	Sunoco LP/Sunoco Finance Corp. 144A, 5.88%, 3/15/28 (b)	2,639
2,105,000	Talen Energy Supply LLC 144A,
	9.50%, 7/15/22 (b)(c)	2,031
2,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A, 5.88%, 4/15/26 (b)	2,451
2,250,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	2,126
2,600,000	TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 2/15/26	2,580
1,500,000	Transocean Guardian Ltd. 144A,
	5.88%, 1/15/24 (b)(c)	1,517
2,850,000	Transocean Inc. 144A, 9.00%, 7/15/23 (b)	3,082
1,300,000	Vistra Energy Corp., 7.38%, 11/01/22	1,360
2,600,000	Whiting Petroleum Corp., 6.63%, 1/15/26	2,696
1,750,000	WildHorse Resource Development Corp., 6.88%, 2/01/25	1,776
950,000	WildHorse Resource Development Corp. 144A, 6.88%, 2/01/25 (b)	964
2,530,000	WPX Energy Inc., 5.75%, 6/01/26	2,546
462,000	WPX Energy Inc., 6.00%, 1/15/22	482

		87,684

Financial (14%)
4,800,000	Ally Financial Inc., 4.13%, 2/13/22	4,764
2,000,000	AmWINS Group Inc. 144A, 7.75%, 7/01/26 (b)	2,095
1,450,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%) 7.00%, 3/27/48 (e)	1,486

Principal or Shares	Security Description		Value (000)

2,750,000	Banco Mercantil del Norte SA/Grand Cayman 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.447%) 5.75%, 10/04/31 (b)(e)	$	2,685
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 2.931%) 5.88%, (d)(e)		1,487
700,000	CIT Group Inc., 5.25%, 3/07/25		718
3,000,000	Citigroup Inc., (3 mo. LIBOR USD + 4.068%) 5.95%, (d)(e)		3,079
3,000,000	CyrusOne LP/CyrusOne Finance Corp., 5.38%, 3/15/27		2,985
3,000,000	Dana Financing Luxembourg Sarl 144A, 6.50%, 6/01/26 (b)		3,045
1,270,000	Equinix Inc., 5.38%, 4/01/23		1,308
2,400,000	Fidelity & Guaranty Life Holdings Inc. 144A, 5.50%, 5/01/25 (b)		2,337
2,725,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%) 5.75%, (c)(d)(e)		2,684
2,500,000	goeasy Ltd. 144A, 7.88%, 11/01/22 (b)		2,632
2,050,000	HUB International Ltd. 144A, 7.00%, 5/01/26 (b)		2,063
1,200,000	Huntington Bancshares Inc./OH, (3 mo. LIBOR USD + 2.880%) 5.70%, (d)(e)		1,187
1,500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75%, 2/01/24		1,532
2,000,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)		1,860
2,350,000	iStar Inc., 5.25%, 9/15/22		2,297
2,700,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.50%, 1/15/28		2,477
2,900,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/01/26		2,878
4,000,000	Navient Corp., 5.00%, 10/26/20		4,010
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)		2,023
2,037,000	Radian Group Inc., 5.25%, 6/15/20 (c)		2,083
2,000,000	Realogy Group LLC/Realogy Co-Issuer Corp. 144A, 4.88%, 6/01/23 (b)		1,872
2,800,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23		2,967
2,700,000	SLM Corp., 5.13%, 4/05/22		2,700
2,200,000	Springleaf Finance Corp., 6.13%, 5/15/22		2,260
1,200,000	Springleaf Finance Corp., 7.13%, 3/15/26		1,222
2,800,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (b)		2,888

			67,624

Technology (2%)
3,100,000	Change Healthcare Holdings LLC/Change Healthcare Finance Inc. 144A, 5.75%, 3/01/25 (b)		3,011
1,350,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (b)		1,667
2,500,000	Everi Payments Inc. 144A, 7.50%, 12/15/25 (b)		2,506
2,000,000	First Data Corp. 144A, 5.00%, 1/15/24 (b)		2,029
1,800,000	NXP BV/NXP Funding LLC 144A, 3.88%, 9/01/22 (b)		1,777

			10,990

51 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Utility (1%)
1,200,000	AES Corp./VA, 4.50%, 3/15/23	$1,197
500,000	NextEra Energy Operating Partners LP 144A, 4.50%, 9/15/27 (b)	473
2,250,000	NRG Energy Inc. 144A, 5.75%, 1/15/28 (b)	2,238

		3,908

Total Corporate Bond (Cost - $426,776)		422,778

Foreign Government (1%)
2,000,000	Farm Credit Bank of Texas 144A, (3 mo. LIBOR USD + 3.223%) 6.20%, (b)(d)(e)
	(Cost - $2,000)	2,030

Mortgage Backed (3%)
1,998,728	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 12.31%, 1/25/29 (e)	2,647
1,996,402	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 14.31%, 9/25/28 (e)	2,958
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (e)	950
2,126,033	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 10.01%, 5/25/25 (e)	2,523
1,895,102	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.81%, 3/25/25 (e)	2,572
1,249,018	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.31%, 10/25/29 (e)	1,335
1,900,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 13.81%, 4/25/43 (b)(e)	2,093

Total Mortgage Backed (Cost - $12,065)		15,078

Stocks (1%)
Master Limited Partnership (0%)
35,200	Enterprise Products Partners LP	1,021
17,000	Magellan Midstream Partners LP	1,220

		2,241

Principal or Shares	Security Description	Value (000)

Preferred Stock (1%)
79,400	Morgan Stanley, 5.85%	$2,059
1,170	Wells Fargo & Co., 7.50%	1,484

		3,543

Total Stocks (Cost - $5,687)		5,784

Investment Company (6%)
25,206,381	Payden Cash Reserves Money Market Fund *
	(Cost - $25,206)	25,206

Total Investments (Cost - $482,564) (102%)		481,721
Liabilities in excess of Other Assets (-2%)		(8,324)

Net Assets (100%)		$473,397

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $14,492 and the total market value of the collateral held by the Fund is $15,005. Amounts in 000s.

(d)	Perpetual security with no stated maturity date.
(e)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.

52

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
AUD 4,748	USD 3,514	Citibank, N.A.	10/19/2018	$ 15
CAD 4,183	USD 3,148	HSBC Bank USA, N.A.	09/20/2018	71
CLP 608,100	USD 938	BNP PARIBAS	09/27/2018	16
EUR 4,055	USD 4,748	BNP PARIBAS	09/18/2018	11
IDR 26,934,000	USD 1,844	Barclays Bank PLC	10/24/2018	4
NOK 25,636	USD 3,138	HSBC Bank USA, N.A.	09/20/2018	12
RUB 59,310	USD 940	Barclays Bank PLC	08/20/2018	7
USD 3,535	EUR 3,004	Citibank, N.A.	10/19/2018	2
USD 3,152	NOK 25,636	HSBC Bank USA, N.A.	09/20/2018	3
				141
Liabilities:
COP 2,701,000	USD 935	Citibank, N.A.	09/27/2018	(3)
GBP 3,554	USD 4,747	BNP PARIBAS	09/18/2018	(73)
JPY 394,500	USD 3,609	State Street Bank & Trust Co.	09/14/2018	(70)
USD 4,758	EUR 4,055	BNP PARIBAS	09/18/2018	(1)
USD 4,641	GBP 3,554	BNP PARIBAS	09/18/2018	(33)
USD 3,189	CAD 4,183	HSBC Bank USA, N.A.	09/20/2018	(30)
ZAR 11,840	USD 929	HSBC Bank USA, N.A.	08/10/2018	(31)
				(241)
Net Unrealized Appreciation (Depreciation)				$(100)

53    Payden Mutual Funds

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (53%)
645,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	$726
455,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/28 AGM (a)	537
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	113
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	281
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	341
1,000,000	Azusa Unified School District, 5.00%, 8/01/42	1,098
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	232
250,000	California Infrastructure & Economic Development Bank, 1.84%, 8/01/47 (b)	250
500,000	California Infrastructure & Economic Development Bank, 2.11%, 12/01/50 (b)	507
750,000	California State, 3.00%, 12/01/32 (b)	761
500,000	California State, 5.00%, 10/01/26	584
480,000	California State, 5.25%, 10/01/21	501
385,000	California State Public Works Board, 5.25%, 10/01/33	446
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	102
260,000	City of Irvine CA, 5.00%, 9/02/22	288
100,000	Coachella Redevelopment Agency Successor Agency, 4.00%, 9/01/19 AGM (a)	103
250,000	County of Riverside CA, 4.00%, 6/28/19	256
400,000	County of Sacramento CA, 5.75%, 2/01/30	423
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21	305
250,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/31 BAM (a)	293
160,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/34 BAM (a)	185
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	581
1,370,000	Los Angeles County Facilities Inc., 4.00%, 12/01/48	1,420
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/31	290
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	415
725,000	Midpeninsula Regional Open Space District, 4.00%, 9/01/43	772
505,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/24	595
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	115
490,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	578
500,000	Napa Valley Community College District, 0.00%, 8/01/23	500
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	352

Principal or Shares	Security Description	Value (000)

1,000,000	Nuveen, CA Free Quality Municipal Income Fund, AMT 144A, 1.75%, 10/01/47 (b)(c)	$1,000
250,000	Oakland Redevelopment Agency Successor Agency, 5.00%, 9/01/35 AGM (a)	281
1,000,000	Oakland Unified School District/Alameda County, 5.00%, 8/01/29	1,177
500,000	Oxnard Financing Authority, 5.00%, 6/01/33 BAM (a)	579
250,000	Palm Springs Financing Authority, 5.00%, 6/01/24	280
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18	250
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	313
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	365
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	325
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	328
300,000	Sacramento Redevelopment Agency Successor Agency, 5.00%, 12/01/23 BAM (a)	345
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	410
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	398
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	644
500,000	San Diego Regional Building Authority, 5.00%, 10/15/35	581
500,000	San Diego Unified School District CA, 4.00%, 7/01/47	526
120,000	San Jose Financing Authority, 5.00%, 6/01/28	136
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	287
815,000	Santa Monica Public Financing Authority, 4.00%, 7/01/38	857
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	232
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	637
500,000	State of California, 1.67%, 12/01/27 (b)	511
640,000	State of California, 2.44%, 5/01/20 (b)	655
250,000	State of California, 5.00%, 2/01/25	283
390,000	State of California, 5.00%, 9/01/27	467
100,000	State of California, 5.00%, 8/01/30	116
800,000	Temecula Redevelopment Agency Successor Agency, 5.00%, 12/15/37 AGM (a)	925
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	360
500,000	Union City Community Redevelopment Agency, 5.00%, 10/01/31	591
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	400

54

Principal or Shares	Security Description	Value (000)

345,000	Watsonville Redevelopment Agency, 5.00%, 8/01/24 BAM (a)	$ 400
575,000	West Hollywood Public Financing Authority, 5.00%, 4/01/28	681
205,000	West Sonoma County Union High School District, 4.00%, 8/01/46	216

Total General Obligation (Cost - $29,199)		29,506

Revenue (49%)
Airport/Port (1%)
250,000	Norman Y Mineta San Jose International Airport SJC, 5.00%, 3/01/32	293
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	349

		642

Education (11%)
1,250,000	California Educational Facilities Authority, 4.00%, 4/01/47	1,286
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	339
650,000	California Municipal Finance Authority, 1.64%, 10/01/45 (b)	656
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)	276
120,000	California School Finance Authority 144A, 4.00%, 7/01/22 (c)	128
1,000,000	California School Finance Authority 144A, 5.00%, 7/01/37 (c)	1,095
1,000,000	California State University, 5.00%, 11/01/43	1,173
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)(b)	248
250,000	Stockton Unified School District, 5.00%, 2/01/33	287
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	571
200,000	University of California, 1.40%, 5/15/46 (b)	197

		6,256

Electric & Gas (4%)
215,000	Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/41	237
500,000	City of Redding CA Electric System Revenue, 5.00%, 6/01/30	600
500,000	M-S-R Public Power Agency, 4.00%, 7/01/19	512
500,000	Southern California Public Power Authority, 1.54%, 7/01/40 (b)	502

		1,851

Healthcare (14%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	833
215,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	223
1,000,000	California Health Facilities Financing Authority, 4.00%, 11/15/42	1,029
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	797
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	589

Principal or Shares	Security Description	Value (000)
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	$ 401
500,000	California Health Facilities Financing Authority, 5.00%, 8/15/42	560
350,000	California Health Facilities Financing Authority, 5.00%, 7/01/43 (b)	377
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	221
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	368
750,000	California Statewide Communities Development Authority, 4.00%, 7/01/43	777
750,000	California Statewide Communities Development Authority, 4.00%, 8/01/45	767
500,000	Rib Floater Trust Various States 144A, 1.45%, 3/01/42 (b)(c)	500

		7,442

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40 (b)	169

Industrial Development/Pollution Control (5%)
750,000	California Statewide Communities Development Authority, 2.63%, 11/01/33 (b)	757
750,000	California Statewide Communities Development Authority, 5.00%, 5/15/20	793
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	430
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	339
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	439
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	115

		2,873

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	519

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	480

Tobacco Settlement (2%)
1,200,000	Golden State Tobacco Securitization Corp., 5.00%, 6/01/21	1,297

Transportation (7%)
250,000	Bay Area Toll Authority, 1.89%, 4/01/34 (b)	252
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	693
600,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53 (b)	618
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53 (b)	1,119
1,000,000	Port Authority of Guam, 5.00%, 7/01/48	1,098

		3,780

55 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Water & Sewer(3%)
490,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (c)	$ 491
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	286
100,000	San Diego Public Facilities Financing Authority Water Revenue, 5.00%, 8/01/32	118
500,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.00%, 10/01/33	596
275,000	Western Riverside Water & Wastewater Financing Authority, 4.00%, 9/01/19	282

		1,773

Total Revenue (Cost - $26,707)		27,082

Total Investments (Cost - $55,906) (102%)		56,588
Liabilities in excess of Other Assets (-2%)		(1,251)

Net Assets (100%)		$ 55,337

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual

56

Schedule of Investments - July 31, 2018 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bank Loans(a) (0%)
204,750	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 3.75%, 4/06/24	$ 205

Total Bank Loans (Cost - $203)		205

Bonds (97%)
Argentina (USD) (1%)
545,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	491
695,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (b)	637
185,000	Rio Energy SA/UGEN SA/UENSA SA 144A, 6.88%, 2/01/25 (b)	154

		1,282

Australia (USD) (4%)
590,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.60%, 7/15/19	584
605,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%) 3.34%, 11/28/23 (b)(c)	604
860,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	850
270,000	Scentre Group Trust 1/Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	267
242,000	Suncorp-Metway Ltd. 144A, 2.10%, 5/03/19 (b)	241
285,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (b)	278
665,000	Westpac Banking Corp., 2.15%, 3/06/20	655

		3,479

Austria (USD) (0%)
200,000	JBS Investments GmbH, 7.75%, 10/28/20 (d)	206

Bermuda (USD) (1%)
225,000	Bacardi Ltd. 144A, 4.45%, 5/15/25 (b)	225
180,000	Enstar Group Ltd., 4.50%, 3/10/22	179

		404

Canada (USD) (2%)
470,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (b)	464
430,000	Cenovus Energy Inc., 5.70%, 10/15/19	440
570,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (b)	557
500,000	Husky Energy Inc., 7.25%, 12/15/19	526

		1,987

Cayman Islands (USD) (6%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	201
400,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%) 3.24%, 7/15/27 (b)(c)	400
420,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 1.450%) 3.78%, 7/18/27 (b)(c)	418
340,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 4.78%, 7/18/27 (b)(c)	336
500,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 3.15%, 1/20/28 (b)(c)	499
370,000	CK Hutchison International 17 II Ltd. 144A, 2.25%, 9/29/20 (b)	361
580,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.550%) 3.90%, 7/20/26 (b)(c)	580

Principal or Shares	Security Description	Value (000)

1,050,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 3.14%, 1/15/28 (b)(c)	$ 1,040
135,000	Noble Holding International Ltd., 7.75%, 1/15/24 (e)	132
250,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%) 3.11%, 7/15/27 (b)(c)	249
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	301
815,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%) 3.24%, 4/15/29 (b)(c)	809

		5,326

Chile (USD) (1%)
275,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	270
245,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (b)	240

		510

Finland (USD) (1%)
940,000	Finnvera OYJ 144A, 1.88%, 10/05/20 (b)	920

France (USD) (3%)
220,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	219
480,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	469
250,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 3.55%, 5/22/22 (b)(c)	254
560,000	Caisse d’Amortissement de la Dette Sociale 144A, 1.88%, 7/28/20 (b)	549
445,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	438
630,000	Dexia Credit Local SA 144A, 2.25%, 2/18/20 (b)	623
400,000	SFIL SA, 2.00%, 6/30/20 (d)	392

		2,944

Georgia (USD) (1%)
400,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	428

Germany (USD) (1%)
535,000	Deutsche Bank AG/New York NY, 3.15%, 1/22/21	523

Greece (EUR) (0%)
200,000	Hellenic Republic Government Bond 144A, 3.38%, 2/15/25 EUR (b)(d)(f)	233

Guernsey (USD) (0%)
300,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	297

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	199

India (USD) (0%)
345,000	ICICI Bank Ltd./Hong Kong 144A, 5.75%, 11/16/20 (b)	358

Indonesia (USD) (1%)
395,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (b)	394

57 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

280,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.75%, 3/01/23 (b)	$ 276

		670

Ireland (USD) (3%)
300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22	294
825,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 5/15/19	830
1,445,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	1,426
340,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	328
205,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	198

		3,076

Italy (EUR) (0%)
250,000	Nexi Capital SpA 144A, (3 mo. EURIBOR + 3.625%) 3.63%, 5/01/23 EUR (b)(c)(f)	292

Italy (USD) (1%)
425,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	396

Japan (USD) (3%)
560,000	Central Nippon Expressway Co. Ltd., 2.17%, 8/05/19 (d)	556
420,000	Japan Bank for International Cooperation, 2.25%, 2/24/20	416
200,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.480%) 2.78%, 6/01/20 (c)	201
200,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	197
200,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	195
300,000	Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19	296
200,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 1.95%, 9/19/19 (b)	197
400,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 3/06/19 (b)	399
340,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	336
330,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	327

		3,120

Kenya (USD) (0%)
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	203

Liberia (USD) (0%)
135,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	133

Luxembourg (USD) (1%)
565,000	Allergan Funding SCS, 3.00%, 3/12/20	563
260,000	Allergan Funding SCS, (3 mo. LIBOR USD + 1.255%) 3.58%, 3/12/20 (c)	262

		825

Netherlands (USD) (2%)
540,000	Bank Nederlandse Gemeenten NV 144A, 1.75%, 10/05/20 (b)	527
235,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%) 3.48%, 3/29/22 (c)	239
154,000	Mylan NV, 2.50%, 6/07/19	153

Principal or Shares	Security Description	Value (000)

200,000	Nostrum Oil & Gas Finance BV 144A, 7.00%, 2/16/25 (b)	$ 177
270,000	Stars Group Holdings BV/Stars Group US. Co-Borrower LLC 144A, 7.00%, 7/15/26 (b)	279
340,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	334
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	523

		2,232

New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd./London 144A, 2.20%, 7/17/20 (b)	196

Nigeria (USD) (0%)
250,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	262

Norway (USD) (0%)
320,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (b)	312

Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (b)	212

Peru (USD) (1%)
200,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)(e)	197
320,000	EL Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (b)	312
320,000	Inretail Pharma SA 144A, 5.38%, 5/02/23 (b)	329

		838

Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	231

South Korea (USD) (0%)
240,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	235

Spain (USD) (1%)
600,000	Banco Santander SA, 3.13%, 2/23/23	574

Supranational (USD) (2%)
610,000	Africa Finance Corp., 4.38%, 4/29/20 (d)	616
980,000	European Bank for Reconstruction & Development, 1.88%, 7/15/21	951

		1,567

Sweden (USD) (2%)
675,000	Skandinaviska Enskilda Banken AB, 1.50%, 9/13/19	664
490,000	Svensk Exportkredit AB, 1.75%, 5/18/20	480
565,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	556

		1,700

Switzerland (USD) (1%)
270,000	UBS AG/London 144A, 2.45%, 12/01/20 (b)	264
825,000	UBS Group Funding Switzerland AG 144A, 3.00%, 4/15/21 (b)	815

		1,079

United Kingdom (USD) (3%)
399,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	401

58

Principal or Shares	Security Description	Value (000)

275,000	Barclays PLC, 3.25%, 1/12/21	$ 272
300,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.600%) 2.93%, 5/18/21 (c)	301
440,000	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%) 2.84%, 12/22/69 (b)(c)	440
660,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%) 3.81%, 5/15/23 (c)	665
400,000	Santander UK PLC, 2.38%, 3/16/20	395
270,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	267

		2,741

United States (USD) (53%)
300,000	AES Corp./VA, 4.00%, 3/15/21	300
110,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	110
130,000	Anthem Inc., 2.25%, 8/15/19	129
715,000	Ares Capital Corp., 3.63%, 1/19/22	698
245,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%) 3.59%, 3/26/21 (c)	246
195,000	Astoria Financial Corp., 3.50%, 6/08/20	195
250,000	AT&T Inc., 2.30%, 3/11/19	250
345,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	340
135,000	Bank of America Corp., 2.15%, 11/09/20	132
270,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%) 2.33%, 10/01/21 (c)	264
450,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.37%, 7/21/21 (c)	442
275,000	Bank of America Corp., 2.63%, 4/19/21	270
570,000	BAT Capital Corp. 144A, 2.30%, 8/14/20 (b)	559
220,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (b)	221
530,000	Becton Dickinson and Co., 2.13%, 6/06/19	526
615,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	607
80,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	79
645,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%) 3.28%, 3/09/22 (c)	649
690,000	Capital One NA, 2.35%, 1/31/20	682
125,000	CBOE Global Markets Inc., 1.95%, 6/28/19	124
265,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	280
550,000	Citigroup Inc., 2.65%, 10/26/20	543
250,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	245
250,000	Citizens Bank NA/Providence RI, 2.25%, 3/02/20	246
500,000	Compass Bank, 2.75%, 9/29/19	497
250,000	Constellation Brands Inc., 2.00%, 11/07/19	247
212,396	CSMC Trust 2013-IVR2 144A, 1.55%, 4/25/43 (b)(g)	204
340,000	CVS Health Corp., (3 mo. LIBOR USD + 0.720%) 3.05%, 3/09/21 (c)	342
340,000	CVS Health Corp., 3.13%, 3/09/20	340

Principal or Shares	Security Description	Value (000)

920,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	$ 908
685,000	Dell International LLC/EMC Corp. 144A, 3.48%, 6/01/19 (b)	687
300,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	305
70,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (b)	72
375,000	Delta Air Lines Inc., 2.60%, 12/04/20	367
215,000	Delta Air Lines Inc., 2.88%, 3/13/20	213
140,000	Dominion Energy Inc., 2.58%, 7/01/20	138
420,000	Dominion Energy Inc., 2.96%, 7/01/19	420
265,000	DTE Energy Co., 1.50%, 10/01/19	260
230,000	Energy Transfer Equity LP, 4.25%, 3/15/23	224
146,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	154
400,000	EnLink Midstream Partners LP, 2.70%, 4/01/19	399
145,000	EQT Corp., 2.50%, 10/01/20	142
335,000	Express Scripts Holding Co., 2.60%, 11/30/20	328
270,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.26%, 8/25/30 (c)	272
255,000	Fidelity & Guaranty Life Holdings Inc. 144A, 5.50%, 5/01/25 (b)	248
950,000	FNMA, 2.75%, 6/22/21	948
280,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 3.61%, 3/28/22 (c)	284
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (c)	264
244,372	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 10.01%, 5/25/25 (c)	290
242,962	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.81%, 3/25/25 (c)	330
249,804	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 13.31%, 10/25/29 (c)	267
445,000	FS Investment Corp., 4.25%, 1/15/20	445
240,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(g)	236
300,000	GATX Corp., 2.50%, 7/30/19	299
370,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	369
280,000	General Motors Financial Co. Inc., 2.65%, 4/13/20	277
615,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%) 3.27%, 4/13/20 (c)	620
580,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.89%, 1/14/22 (c)	593
135,000	Glencore Funding LLC 144A, 3.00%, 10/27/22 (b)	129
400,000	Glencore Funding LLC 144A, (3 mo. LIBOR USD + 1.360%) 3.70%, 1/15/19 (b)(c)	401
360,000	GM Financial Automobile Leasing Trust 2016-1, 3.24%, 3/20/20	361

59 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

250,000	GM Financial Automobile Leasing Trust 2018-2, 3.06%, 6/21/21	$250
640,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	631
675,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	660
12,826	GSAMP Trust 2004-SEA2, (1 mo. LIBOR USD + 0.650%) 2.71%, 3/25/34 (c)	13
295,000	Hewlett Packard Enterprise Co. 144A, 2.10%, 10/04/19 (b)	292
250,000	Huntington National Bank, 2.38%, 3/10/20	247
310,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	303
200,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	204
457,510	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%) 2.77%, 3/17/37 (b)(c)	456
80,000	iStar Inc., 4.63%, 9/15/20	80
431,015	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (b)(g)	429
837,440	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (b)(g)	831
520,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%) 2.98%, 6/01/21 (c)	523
275,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22 (c)	275
150,000	JPMorgan Chase & Co., 6.30%, 4/23/19	154
30,000	Keurig Dr Pepper Inc. 144A, 3.55%, 5/25/21 (b)	30
275,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	275
255,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD + 1.280%) 3.62%, 1/15/23 (c)	260
55,120	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	57
350,000	Lennar Corp., 4.13%, 1/15/22	348
3,972	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	4
240,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (b)	235
155,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	155
300,000	Morgan Stanley, 2.50%, 4/21/21	293
350,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%) 3.48%, 1/27/20 (c)	354
180,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%) 3.53%, 1/20/22 (c)	183
302,090	MVW Owner Trust 2017-1 144A, 2.42%, 12/20/34 (b)	293
400,000	Nabors Industries Inc., 4.63%, 9/15/21	395
384,592	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(g)	388
810,378	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(g)	817
792,662	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(g)	800
290,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	290
125,000	Oasis Petroleum Inc., 6.88%, 1/15/23	128
590,000	ONEOK Inc., 4.25%, 2/01/22	601

Principal or Shares	Security Description	Value (000)

110,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	$110
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	398
210,000	Phillips 66, (3 mo. LIBOR USD + 0.600%) 2.92%, 2/26/21 (c)	210
270,000	QEP Resources Inc., 5.38%, 10/01/22	275
35,000	QEP Resources Inc., 6.88%, 3/01/21	37
184,414	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	158
765,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	800
180,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	180
550,000	Santander Holdings USA Inc., 3.70%, 3/28/22	546
110,000	Sempra Energy, 2.40%, 2/01/20	109
105,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%) 2.84%, 1/15/21 (c)	105
72,940	Sequoia Mortgage Trust 2013-1, 1.45%, 2/25/43 (g)	71
124,895	Sequoia Mortgage Trust 2013-4, 1.55%, 4/25/43 (g)	119
276,067	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(g)	278
180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	172
170,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	167
400,000	Southern California Edison Co., 1.85%, 2/01/22	390
125,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%) 3.12%, 6/15/21 (c)	125
450,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	442
390,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	389
1,160,000	STACR Trust 2018-DNA2 144A, (1 mo. LIBOR USD + 0.800%) 2.86%, 12/25/30 (b)(c)	1,161
380,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/43 (b)(c)	383
250,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 5.81%, 4/25/43 (b)(c)	261
100,000	Starwood Property Trust Inc. 144A, 3.63%, 2/01/21 (b)	98
80,000	Sunoco LP/Sunoco Finance Corp. 144A, 4.88%, 1/15/23 (b)	79
555,000	SunTrust Bank/Atlanta GA, (3 mo. LIBOR USD + 0.298%) 2.59%, 1/29/21 (c)	550
130,000	Synchrony Financial, 2.60%, 1/15/19	130
220,000	Synchrony Financial, 3.00%, 8/15/19	220
120,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%) 3.58%, 2/03/20 (c)	121
532,000	U.S. Treasury Note, 1.25%, 10/31/19 (h)	524
2,110,000	U.S. Treasury Note, 2.00%, 1/31/20	2,092
4,645,000	U.S. Treasury Note, 2.25%, 3/31/20	4,616
465,000	U.S. Treasury Note, 2.38%, 4/15/21	460
560,000	VEREIT Operating Partnership LP, 4.13%, 6/01/21	567

60

Principal or Shares	Security Description	Value (000)

570,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%) 3.33%, 3/16/22 (c)	$581
145,000	VFH Parent LLC/Orchestra Co-Issuer Inc. 144A, 6.75%, 6/15/22 (b)	150
240,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	228
180,000	WEC Energy Group Inc., 3.38%, 6/15/21	180
160,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	161
330,000	Westlake Automobile Receivables Trust 2017-1 144A, 2.70%, 10/17/22 (b)	329
255,000	Whiting Petroleum Corp., 5.75%, 3/15/21	261

		50,504

Vietnam (USD) (1%)
500,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	521

Virgin Islands (British) (USD) (1%)
585,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	575

Total Bonds (Cost - $92,477)		91,590

Investment Company (2%)
2,313,879	Payden Cash Reserves Money Market Fund *
	(Cost - $2,314)	2,314

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $160)		103

Total Investments, Before Options Written
(Cost - $95,154) (99%)		94,212

Principal or Shares	Security Description	Value (000)
Written Swaptions (0%)
Total Written Swaptions (Cost - $(136))		$(79)

Total Investments (Cost - $95,018) (99%)		94,133
Other Assets, net of Liabilities (1%)		685

Net Assets (100%)		$94,818

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $329 and the total market value of the collateral held by the Fund is $338. Amount in 000s.

(f)	Principal in foreign currency.
(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$27,400	06/26/2020	$100	Call
2-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7385% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	13,100	09/24/2018	3	Call

Total Swaptions				$103

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$27,400	06/26/2019	$(74)	Call
5-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7825% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	5,500	09/24/2018	(5)	Call

Total Swaptions				$(79)

61    Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 961	USD 711	Citibank, N.A.	10/19/2018	$3
CAD 851	USD 640	HSBC Bank USA, N.A.	09/20/2018	14
CLP 123,000	USD 190	BNP PARIBAS	09/27/2018	3
EUR 825	USD 966	BNP PARIBAS	09/18/2018	2
GBP 221	USD 289	HSBC Bank USA, N.A.	08/08/2018	1
IDR 5,456,000	USD 374	Barclays Bank PLC	10/24/2018	1
NOK 5,216	USD 638	HSBC Bank USA, N.A.	09/20/2018	2
RUB 12,360	USD 196	Barclays Bank PLC	08/20/2018	2
USD 527	EUR 450	Citibank, N.A.	08/08/2018	1
USD 716	EUR 608	Citibank, N.A.	10/19/2018	—
USD 293	GBP 221	HSBC Bank USA, N.A.	08/08/2018	3
USD 641	NOK 5,216	HSBC Bank USA, N.A.	09/20/2018	1

				33

Liabilities:
COP 546,000	USD 189	Citibank, N.A.	09/27/2018	(1)
GBP 723	USD 966	BNP PARIBAS	09/18/2018	(15)
JPY 79,700	USD 729	State Street Bank & Trust Co.	09/14/2018	(14)
USD 968	EUR 825	BNP PARIBAS	09/18/2018	—
USD 944	GBP 723	BNP PARIBAS	09/18/2018	(7)
USD 649	CAD 851	HSBC Bank USA, N.A.	09/20/2018	(6)
ZAR 2,520	USD 198	HSBC Bank USA, N.A.	08/10/2018	(6)

				(49)

Net Unrealized Appreciation (Depreciation)				$(16)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	71	Sep-18	$15,008	$(8)	$(8)

					(8)

Short Contracts:
Euro-Bobl Future	3	Sep-18	(462)	—	—
Euro-Bund Future	16	Sep-18	(3,023)	(9)	(9)
U.S. Treasury 10-Year Note Future	9	Sep-18	(1,075)	(2)	(2)
U.S. Treasury 5-Year Note Future	48	Sep-18	(5,430)	(6)	(6)

					(17)

Total Futures					$(25)

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (100%)
Angola (USD) (0%)
400,000	Angolan Government International Bond 144A, 8.25%, 5/09/28(a)	$ 416

Argentina (EUR) (0%)
140,000	Argentine Republic Government International Bond, 3.38%, 1/15/23	150

Argentina (USD) (1%)
300,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	270
280,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19(a)	278

		548

Armenia (USD) (0%)
400,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20(a)	413

Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20(b)	332
1,100,000	Australia Government Bond, 3.25%, 4/21/25(b)	856

		1,188

Australia (GBP) (0%)
400,000	Westfield America Management Ltd., 2.63%, 3/30/29(b)	516

Australia (USD) (1%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(a)	266
190,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%) 3.76%, 11/28/28(a)(c)	176
90,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20(a)	89

		531

Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24(a)(b)	154
120,000	Austria Government Bond 144A, 2.40%, 5/23/34(a)(b)	169
50,000	Austria Government Bond 144A, 3.15%, 6/20/44(a)(b)	82

		405

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25(a)(b)	121
400,000	Belgium Government Bond 144A, 1.00%, 6/22/31(a)(b)	468
60,000	Belgium Government Bond 144A, 1.60%, 6/22/47(a)(b)	70
250,000	Belgium Government Bond, 3.00%, 9/28/19(b)	304

		963

Bermuda (USD) (0%)
425,000	Bacardi Ltd. 144A, 4.45%, 5/15/25(a)	424

Brazil (USD) (0%)
270,000	Brazilian Government International Bond, 4.88%, 1/22/21	277

Canada (CAD) (2%)
1,200,000	Canadian Government Bond, 2.25%, 6/01/25	920
380,000	Canadian Government Bond, 3.50%, 12/01/45	358
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	781

Principal or Shares	Security Description	Value (000)

350,000	Canadian Government Bond, 5.00%, 6/01/37	$ 375
100,000	Canadian Government Bond, 5.75%, 6/01/29	101

		2,535

Canada (USD) (2%)
360,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25(a)	347
487,000	Cenovus Energy Inc., 6.75%, 11/15/39	563
356,000	Encana Corp., 3.90%, 11/15/21	359
200,000	Encana Corp., 6.63%, 8/15/37	239
405,000	Manulife Financial Corp., (5 yr. Swap Semi 30/360 US + 1.647%) 4.06%, 2/24/32(c)	385

		1,893

Cayman Islands (USD) (3%)
700,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 1.450%) 3.78%, 7/18/27(a)(c)	697
250,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 4.78%, 7/18/27(a)(c)	248
290,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%) 5.15%, 4/22/27(a)(c)	290
650,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.800%) 4.15%, 7/20/30(a)(c)	651
385,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 3.47%, 7/20/26(a)(c)	385
380,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 2.050%) 4.40%, 7/20/26(a)(c)	380
400,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.15%, 6/15/28(a)(c)	401
65,000	Seagate HDD Cayman, 4.88%, 3/01/24	64

		3,116

Chile (USD) (0%)
213,098	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	205

Colombia (USD) (0%)
420,000	Colombia Government International Bond, 3.88%, 4/25/27	410

Costa Rica (USD) (0%)
200,000	Costa Rica Government International Bond 144A, 4.25%, 1/26/23(a)	194

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(a)	201

Egypt (EUR) (0%)
300,000	Egypt Government International Bond 144A, 4.75%, 4/16/26(a)	345

Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)(b)	240

France (EUR) (3%)
350,000	France Government Bond OAT 144A, 1.25%, 5/25/36(a)(b)	411
1,120,000	France Government Bond OAT, 1.75%, 11/25/24(b)	1,440
1,390,000	France Government Bond OAT, 3.25%, 5/25/45(b)	2,256

		4,107

63 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
France (GBP) (1%)
300,000	AXA SA, (3 mo. LIBOR GBP + 3.270%) 5.63%, 1/16/54(b)(c)	$ 431
150,000	Cie de Saint-Gobain, 4.63%, 10/09/29(b)	228
100,000	Cie de Saint-Gobain, 4.63%, 10/09/29(b)	152

		811

Germany (EUR) (4%)
900,000	Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(b)	1,036
500,000	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/26(b)	601
450,000	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48(b)	549
1,200,000	Bundesrepublik Deutschland Bundesanleihe, 2.00%, 1/04/22(b)	1,520
110,000	Bundesrepublik Deutschland Bundesanleihe, 3.25%, 7/04/42(b)	192
450,000	Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/04/34(b)	845
80,000	Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/04/40(b)	166
450,000	Volkswagen Leasing GmbH, 1.38%, 1/20/25(b)	523

		5,432

Hong Kong (USD) (1%)
715,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19(a)	708

Iceland (EUR) (1%)
502,000	Islandsbanki HF, 1.75%, 9/07/20(b)	602
400,000	Landsbankinn HF, 1.63%, 3/15/21(b)	479

		1,081

Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)	382

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	199
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(a)	303

		502

Ireland (EUR) (1%)
100,000	Ireland Government Bond, 3.40%, 3/18/24(b)	138
100,000	Johnson Controls International PLC, 1.00%, 9/15/23	117
390,000	Liberty Mutual Finance Europe DAC 144A, 1.75%, 3/27/24(a)	466

		721

Ireland (USD) (1%)
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 7/03/23	507
220,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	212
185,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	175
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(a)	517

		1,411

Principal or Shares	Security Description	Value (000)
Italy (EUR) (5%)
270,000	Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.350%) 5.00%, 6/08/48(b)(c)	$ 332
1,300,000	Italy Buoni Ordinari del Tesoro BOT, 0.00%, 8/31/18(b)(d)	1,520
690,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/01/18	807
1,180,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	1,544
430,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39(b)	623
880,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	1,258
300,000	Nexi Capital SpA 144A, (3 mo. EURIBOR + 3.625%) 3.63%, 5/01/23(a)(c)	350

		6,434

Japan (JPY) (17%)
270,000,000	Japan Government Five Year Bond, 0.10%, 6/20/20	2,425
317,400,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	2,909
325,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	3,040
375,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	3,482
15,000,000	Japan Government Thirty Year Bond, 0.80%, 3/20/48	136
240,800,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	2,530
3,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	34
5,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	59
100,000,000	Japan Government Thirty Year Bond, 2.30%, 3/20/39	1,196
254,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	2,737
240,000,000	Japan Government Twenty Year Bond, 2.10%, 6/20/28	2,578

		21,126

Japan (USD) (1%)
620,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	605

Jersey (EUR) (0%)
400,000	Glencore Finance Europe Ltd., 1.88%, 9/13/23(b)	476

Jersey (GBP) (0%)
300,000	Heathrow Funding Ltd., 7.13%, 2/14/24(b)	482

Kenya (USD) (1%)
525,000	Kenya Government International Bond 144A, 5.88%, 6/24/19(a)	534

Luxembourg (EUR) (1%)
750,000	Allergan Funding SCS, 1.25%, 6/01/24	864

Luxembourg (USD) (0%)
240,000	Allergan Funding SCS, 3.45%, 3/15/22	238

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	285

64

Principal or Shares	Security Description	Value (000)
Morocco (USD) (1%)
550,000	Morocco Government International Bond 144A, 4.25%, 12/11/22(a)	$ 559

Netherlands (EUR) (1%)
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)(b)	357
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)(b)	167
130,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)(b)	234
400,000	NN Group NV, (3 mo. EURIBOR + 4.950%) 4.63%, 1/13/48(b)(c)	508
220,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(b)	228
110,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25	137

		1,631

Netherlands (USD) (1%)
200,000	ABN AMRO Bank NV, (5 yr. Swap Semi 30/360 US + 2.197%) 4.40%, 3/27/28(b)(c)	197
600,000	Mylan NV, 3.15%, 6/15/21	595
300,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	294
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	233
255,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	231

		1,550

New Zealand (USD) (1%)
750,000	ANZ New Zealand International Ltd./London 144A, 2.13%, 7/28/21(a)	720
310,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23(a)	307
250,000	BNZ International Funding Ltd./London 144A, 2.10%, 9/14/21(a)	238

		1,265

Norway (USD) (0%)
280,000	Yara International ASA 144A, 4.75%, 6/01/28(a)	285

Panama (USD) (0%)
200,000	Panama Government International Bond, 3.88%, 3/17/28	200

Poland (PLN) (0%)
500,000	Poland Government Bond, 5.25%, 10/25/20	147

Romania (USD) (1%)
555,000	Romanian Government International Bond 144A, 4.38%, 8/22/23(a)	567

Saudi Arabia (USD) (1%)
450,000	Saudi Government International Bond 144A, 3.25%, 10/26/26(a)	425
600,000	Saudi Government International Bond 144A, 3.63%, 3/04/28(a)	573

		998

Senegal (EUR) (0%)
450,000	Senegal Government International Bond 144A, 4.75%, 3/13/28(a)	515

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	324

Principal or Shares	Security Description	Value (000)
South Korea (USD) (0%)
300,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 3.75%, 7/25/23(a)	$ 299

Spain (EUR) (2%)
1,000,000	Spain Government Bond, 0.75%, 7/30/21	1,200
200,000	Spain Government Bond 144A, 1.95%, 4/30/26(a)(b)	250
600,000	Spain Government Bond 144A, 1.95%, 7/30/30(a)(b)	728
220,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)(b)	283
500,000	Telefonica Emisiones SAU, 1.53%, 1/17/25(b)	601

		3,062

Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22(a)	301
200,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19(a)	201

		502

Switzerland (USD) (0%)
210,000	UBS Group Funding Switzerland AG 144A, 3.49%, 5/23/23(a)	207

United Kingdom (EUR) (1%)
250,000	Anglo American Capital PLC, 1.63%, 9/18/25(b)	285
500,000	BP Capital Markets PLC, 1.08%, 6/26/25(b)	589
500,000	Nationwide Building Society, (5 yr. Euro Swap + 1.500%) 2.00%, 7/25/29(b)(c)	577

		1,451

United Kingdom (GBP) (4%)
300,000	Anglian Water Services Financing PLC, 2.63%, 6/15/27(b)	375
350,000	Barclays PLC, 3.25%, 2/12/27(b)	455
450,000	BP Capital Markets PLC, 1.18%, 8/12/23(b)	576
310,000	HSBC Bank PLC, (3 mo. LIBOR GBP + 1.500%) 5.38%, 11/04/30(c)	469
150,000	Lloyds Bank PLC, 6.50%, 9/17/40(b)	296
535,190	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.42%, 8/20/56(a)(c)	704
100,000	United Kingdom Gilt, 0.50%, 7/22/22(b)	129
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)	585
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)	585
470,000	United Kingdom Gilt, 4.75%, 12/07/38(b)	936
220,000	United Kingdom Gilt, 5.00%, 3/07/25(b)	359

		5,469

United Kingdom (USD) (1%)
230,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27(a)	224
440,000	Barclays PLC, 3.68%, 1/10/23	429

		653

United States (EUR) (3%)
150,000	Berkshire Hathaway Inc., 1.30%, 3/15/24	182
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(a)	504
400,000	General Motors Financial Co. Inc., 0.96%, 9/07/23(b)	460
150,000	McKesson Corp., 1.50%, 11/17/25	175
200,000	McKesson Corp., 1.63%, 10/30/26	233

65 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

400,000	Procter & Gamble Co., 1.25%, 10/25/29	$ 471
650,000	Southern Power Co., 1.00%, 6/20/22	774
250,000	Verizon Communications Inc., 2.88%, 1/15/38	295

		3,094

United States (GBP) (0%)
110,000	Textron Inc., 6.63%, 4/07/20	156

United States (USD) (34%)
397,111	American Airlines 2016-1 Class B Pass-Through Trust, 5.25%, 1/15/24	407
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	378
350,000	Ares Capital Corp., 3.63%, 1/19/22	342
550,000	AT&T Inc., 3.60%, 2/17/23	546
630,000	Bank of America Corp., 7.75%, 5/14/38	867
200,000	Barrick North America Finance LLC, 7.50%, 9/15/38	251
510,000	Bayer U.S. Finance II LLC 144A, 4.25%, 12/15/25(a)	516
260,000	Bayer U.S. Finance II LLC 144A, 4.38%, 12/15/28(a)	263
135,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	131
500,000	Boise Cascade Co. 144A, 5.63%, 9/01/24(a)	504
480,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	507
695,000	Citigroup Inc., (3 mo. LIBOR USD + 1.023%) 0.00%, 6/01/24(c)	700
548,013	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.32%, 12/17/33(a)(c)	551
255,000	CVS Health Corp., 3.70%, 3/09/23	254
250,000	CVS Health Corp., 4.78%, 3/25/38	253
540,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21(a)	548
325,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46(a)	401
40,000	Delta Air Lines Inc., 2.88%, 3/13/20	40
90,000	Dignity Health, 3.13%, 11/01/22	88
300,000	Discover Bank, 3.10%, 6/04/20	299
544,500	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47(a)	527
386,100	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.59%, 7/25/47(a)(c)	388
152,000	Dow Chemical Co., 9.40%, 5/15/39	233
320,000	Energy Transfer Partners LP, 6.50%, 2/01/42	348
430,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	370
310,000	EQT Corp., 3.00%, 10/01/22	298
230,000	EQT Midstream Partners LP, 4.75%, 7/15/23	232
195,000	EQT Midstream Partners LP, 5.50%, 7/15/28	200
390,634	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 2.61%, 1/25/30(c)	391
420,796	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 3.01%, 10/25/29(c)	423
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%) 4.21%, 10/25/30(c)	351
250,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 6.31%, 1/25/29(c)	283
330,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 6.31%, 4/25/29(c)	377

Principal or Shares	Security Description	Value (000)

170,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.450%) 6.51%, 1/25/29(c)	$ 190
499,682	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 12.31%, 1/25/29(c)	662
499,405	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%) 12.81%, 1/25/29(c)	658
740,000	FN, 2.50%, 15YR TBA(e)	716
1,200,000	FN, 3.00%, 15YR TBA(e)	1,189
1,170,000	FN, 3.00%, 30YR TBA(e)	1,128
560,000	FN, 3.50%, 30YR TBA(e)	555
1,830,000	FN, 4.00%, 30YR TBA(e)	1,859
1,310,000	FN, 4.50%, 30YR TBA(e)	1,359
519,163	FN AS4885, 3.50%, 5/01/45	516
430,000	Ford Motor Co., 4.35%, 12/08/26	416
400,000	Ford Motor Co., 4.75%, 1/15/43	347
470,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%) 3.59%, 2/15/23(c)	473
351,730	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 10/25/29(c)	356
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.300%) 3.36%, 4/25/29(c)	608
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.250%) 5.31%, 7/25/29(c)	272
110,000	FS Investment Corp., 4.25%, 1/15/20	110
720,000	G2, 3.50%, 30YR TBA(e)	720
350,000	General Motors Co., 6.25%, 10/02/43	367
350,000	Goldman Sachs Group Inc., 5.38%, 3/15/20	362
310,000	Goldman Sachs Group Inc., 6.75%, 10/01/37	380
25,795	GreenPoint Mortgage Funding Trust, (1 mo. LIBOR USD + 0.560%) 2.62%, 6/25/45(c)	25
500,000	HCA Inc., 5.38%, 2/01/25	507
500,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%) 3.51%, 6/18/22(c)	501
275,000	Keurig Dr Pepper Inc. 144A, 4.42%, 5/25/25(a)	280
375,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	422
525,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(a)	549
450,000	Meritage Homes Corp., 5.13%, 6/06/27	414
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	265
337,041	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57(a)(f)	340
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	461
150,000	Old Republic International Corp., 4.88%, 10/01/24	155
320,000	ONEOK Partners LP, 6.65%, 10/01/36	379
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	98
490,000	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48(a)	491
110,000	Prudential Financial Inc., (3 mo. LIBOR USD + 3.920%) 5.63%, 6/15/43(c)	115

66

Principal or Shares	Security Description	Value (000)

205,000	PSEG Power LLC, 3.85%, 6/01/23	$ 205
240,000	QEP Resources Inc., 5.38%, 10/01/22	245
210,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23(a)	209
380,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	398
500,000	SLM Corp., 5.13%, 4/05/22	500
240,000	SM Energy Co., 6.13%, 11/15/22(g)	247
470,000	Spirit AeroSystems Inc., 3.95%, 6/15/23	470
250,000	Sprint Communications Inc, 6.00%, 11/15/22	253
470,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/43(a)(c)	474
200,000	Synchrony Financial, 4.25%, 8/15/24	194
492,500	Taco Bell Funding LLC 144A, 3.83%, 5/25/46(a)	494
980,000	U.S. Treasury Bond, 2.25%, 8/15/46	827
200,000	U.S. Treasury Bond, 4.50%, 5/15/38	244
2,850,000	U.S. Treasury Bond, 5.38%, 2/15/31	3,560
1,824,000	U.S. Treasury Note, 1.25%, 4/30/19(h)	1,809
1,600,000	U.S. Treasury Note, 1.63%, 2/15/26	1,458
500,000	U.S. Treasury Note, 2.88%, 5/15/28	496
215,000	Welltower, Inc., 4.95%, 1/15/21	221
240,000	Whiting Petroleum Corp., 5.75%, 3/15/21	245
330,000	Xcel Energy Inc., 4.00%, 6/15/28	332

		43,393

Uruguay (USD) (0%)
325,000	Uruguay Government International Bond, 4.38%, 10/27/27	334
117,842	Uruguay Government International Bond, 4.98%, 4/20/55	117

		451

Virgin Islands (British) (USD) (1%)
650,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21(a)	619

Total Bonds (Cost - $129,262)		128,566

Principal or Shares	Security Description	Value (000)

Preferred Stock (0%)
120	Wells Fargo & Co., 7.50%
	(Cost - $155)	$152

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $48)		4

Investment Company (5%)
1,684,819	Payden Cash Reserves Money Market Fund *	1,685
504,885	Payden Floating Rate Fund, SI Class *	5,023

Total Investment Company (Cost - $6,732)		6,708

Total Investments, Before Swaptions Written (Cost - $136,197) (105%)		135,430

Written Swaptions (0%)
Total Written Swaptions (Cost - $(48))		(6)

Total Investments (Cost - $136,149) (105%)		135,424
Liabilities in excess of Other Assets (-5%)		(6,875)

Net Assets (100%)		$128,549

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(d)	Yield to maturity at time of purchase.
(e)	Security was purchased on a delayed delivery basis.
(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $247 and the total market value of the collateral held by the Fund is $254. Amounts in 000s.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

67 Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
2-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.735% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	$16,400	09/24/2018	$ 4	Call

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
5-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7825% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	$6,800	09/24/2018	$ (6)	Call

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 3,911	USD 2,894	Citibank, N.A.	10/19/2018	$ 12
CAD 3,449	USD 2,595	HSBC Bank USA, N.A.	09/20/2018	58
CLP 417,000	USD 643	BNP PARIBAS	09/27/2018	11
EUR 3,336	USD 3,906	BNP PARIBAS	09/18/2018	9
IDR 18,497,000	USD 1,266	Barclays Bank PLC	10/24/2018	3
NOK 21,135	USD 2,587	HSBC Bank USA, N.A.	09/20/2018	10
RUB 40,200	USD 637	Barclays Bank PLC	08/20/2018	5
USD 21,509	JPY 2,375,100	Barclays Bank PLC	08/08/2018	256
USD 154	PLN 557	Barclays Bank PLC	08/21/2018	2
USD 19,676	EUR 16,785	Citibank, N.A.	08/08/2018	36
USD 2,913	EUR 2,475	Citibank, N.A.	10/19/2018	1
USD 7,820	GBP 5,904	HSBC Bank USA, N.A.	08/08/2018	68
USD 2,599	NOK 21,135	HSBC Bank USA, N.A.	09/20/2018	2
USD 12,106	EUR 10,330	State Street Bank & Trust Co.	08/08/2018	20

				493

Liabilities:
COP 1,852,000	USD 641	Citibank, N.A.	09/27/2018	(2)
GBP 2,924	USD 3,906	BNP PARIBAS	09/18/2018	(60)
JPY 319,500	USD 2,923	State Street Bank & Trust Co.	09/14/2018	(57)
USD 3,819	GBP 2,924	BNP PARIBAS	09/18/2018	(27)
USD 261	MXN 5,490	Barclays Bank PLC	09/17/2018	(31)
USD 1,207	AUD 1,634	BNP PARIBAS	08/08/2018	(7)
USD 3,914	EUR 3,336	BNP PARIBAS	09/18/2018	(1)
USD 2,629	CAD 3,449	HSBC Bank USA, N.A.	09/20/2018	(24)
USD 2,598	CAD 3,409	Royal Bank of Canada	08/08/2018	(23)
ZAR 8,120	USD 637	HSBC Bank USA, N.A.	08/10/2018	(21)

				(253)

Net Unrealized Appreciation (Depreciation)				$ 240

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Bobl Future	6	Sep-18	$923	$2	$2
Euro-Schatz Future	47	Sep-18	6,150	(6)	(6)
U.S. Treasury 10-Year Note Future	11	Sep-18	1,314	(6)	(6)
U.S. Treasury 5-Year Note Future	23	Sep-18	2,602	3	3
U.S. Ultra Bond Future	23	Sep-18	3,609	80	80

					73

Short Contracts:
Euro Buxl 30-Year Bond Future	7	Sep-18	(1,437)	1	1
Euro-Bund Future	32	Sep-18	(6,046)	(19)	(19)
Euro-Oat Future	19	Sep-18	(3,416)	(15)	(15)
Long Gilt Future	34	Sep-18	(5,475)	(37)	(37)
U.S. 10-Year Ultra Future	27	Sep-18	(3,432)	28	28
U.S. Long Bond Future	10	Sep-18	(1,430)	(16)	(16)
U.S. Treasury 2-Year Note Future	13	Sep-18	(2,748)	1	1

					(57)

Total Futures					$16

69    Payden Mutual Funds

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Angola (USD) (1%)
8,215,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (a)	$ 8,548
7,240,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	7,691
2,555,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	2,911

		19,150

Argentina (ARS) (0%)
54,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	1,490

Argentina (USD) (7%)
14,512,500	Argentine Republic Government International
	Bond, 2.50%, 12/31/38	8,798
8,300,000	Argentine Republic Government International
	Bond, 5.63%, 1/26/22	7,918
6,080,000	Argentine Republic Government International
	Bond, 6.88%, 1/11/48	4,797
2,920,000	Argentine Republic Government International
	Bond, 7.13%, 6/28/17 (b)	2,332
5,110,000	Argentine Republic Government International
	Bond, 7.13%, 7/06/36	4,321
23,945,000	Argentine Republic Government International
	Bond, 7.50%, 4/22/26	22,898
5,240,000	Argentine Republic Government International
	Bond, 7.63%, 4/22/46	4,460
15,569,632	Argentine Republic Government International
	Bond, 8.28%, 12/31/33	14,966
2,470,000	Provincia de Buenos Aires/Argentina 144A,
	6.50%, 2/15/23 (a)	2,263
3,210,000	Provincia de Buenos Aires/Argentina 144A,
	7.88%, 6/15/27 (a)	2,857
6,675,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	6,458
1,840,000	Rio Energy SA/UGEN SA/UENSA SA 144A,
	6.88%, 2/01/25 (a)	1,531
1,870,000	Transportadora de Gas del Sur SA 144A,
	6.75%, 5/02/25 (a)	1,767

		85,366

Armenia (USD) (1%)
5,431,000	Republic of Armenia International Bond 144A,
	6.00%, 9/30/20 (a)	5,602
5,815,000	Republic of Armenia International Bond 144A,
	7.15%, 3/26/25 (a)	6,309

		11,911

Azerbaijan (USD) (1%)
6,480,000	Republic of Azerbaijan International Bond 144A,
	4.75%, 3/18/24 (a)	6,509
5,210,000	Southern Gas Corridor CJSC 144A,
	6.88%, 3/24/26 (a)	5,743

		12,252

Bahamas (USD) (1%)
6,395,000	Bahamas Government International Bond 144A,
	6.00%, 11/21/28 (a)	6,539

Bahrain (USD) (0%)
3,515,000	Bahrain Government International Bond 144A,
	6.75%, 9/20/29 (a)	3,216

Principal or Shares	Security Description	Value (000)
Belarus (USD) (0%)
5,660,000	Republic of Belarus International Bond 144A,
	6.88%, 2/28/23 (a)	$ 5,940

Bolivia (USD) (1%)
6,870,000	Bolivian Government International Bond 144A,
	4.50%, 3/20/28 (a)	6,286

Brazil (BRL) (1%)
33,000,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/21 BRL	8,994
28,845,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/23 BRL	7,626

		16,620

Brazil (USD) (1%)
2,220,000	Banco BTG Pactual SA/Cayman Islands 144A,
	4.00%, 1/16/20 (a)	2,218
1,485,000	Banco Nacional de Desenvolvimento Economico
	e Social 144A, 4.75%, 5/09/24 (a)	1,437
2,000,000	Brazilian Government International Bond,
	5.00%, 1/27/45	1,700
2,855,000	Brazilian Government International Bond,
	5.63%, 1/07/41	2,684
4,480,000	Brazilian Government International Bond,
	5.63%, 2/21/47	4,121
3,290,000	JBS USA LUX SA/JBS USA Finance Inc. 144A,
	6.75%, 2/15/28 (a)	3,113
4,925,123	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/21 (a)	3,989

		19,262

Canada (USD) (0%)
200,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	203
3,025,000	Stoneway Capital Corp. 144A,
	10.00%, 3/01/27 (a)	2,967

		3,170

Cayman Islands (USD) (1%)
2,300,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	2,389
3,170,000	Braskem Finance Ltd., 6.45%, 2/03/24	3,435
1,550,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	1,478
9,160,000	Lima Metro Line 2 Finance Ltd. 144A,
	5.88%, 7/05/34 (a)	9,595
1,957,337	Odebrecht Drilling Norbe VIII/IX Ltd. 144A,
	7.35%, 12/01/26 (a)	1,072
1,058,000	Odebrecht Oil & Gas Finance Ltd. 144A,
	0.00%, 1/03/66 (a)	19

		17,988

Chile (USD) (2%)
3,710,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (a)	3,640
6,101,000	Celeo Redes Operacion Chile SA 144A,
	5.20%, 6/22/47 (a)	6,132
3,080,000	Corp. Nacional del Cobre de Chile 144A,
	3.63%, 8/01/27 (a)	2,936
4,644,668	Latam Airlines 2015-1 Pass-Through Trust A,
	4.20%, 11/15/27	4,466
4,152,450	Latam Airlines 2015-1 Pass-Through Trust B,
	4.50%, 11/15/23	4,069

		21,243

70

Principal or Shares	Security Description	Value (000)
Colombia (USD) (3%)
4,350,000	Colombia Government International Bond,
	3.88%, 4/25/27	$ 4,247
3,675,000	Colombia Government International Bond,
	4.00%, 2/26/24	3,691
2,440,000	Colombia Government International Bond,
	4.50%, 1/28/26	2,499
5,160,000	Colombia Government International Bond,
	5.00%, 6/15/45	5,147
6,175,000	Colombia Government International Bond,
	6.13%, 1/18/41	6,978
7,860,000	Colombia Government International Bond,
	7.38%, 9/18/37	9,943

		32,505

Costa Rica (USD) (2%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	4,764
4,910,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (a)	4,910
2,820,000	Banco Nacional de Costa Rica 144A,
	5.88%, 4/25/21 (a)	2,899
4,225,000	Costa Rica Government International Bond
	144A, 7.00%, 4/04/44 (a)	4,373
5,340,000	Costa Rica Government International Bond
	144A, 7.16%, 3/12/45 (a)	5,634

		22,580

Dominica Republic (USD) (4%)
2,485,000	Dominican Republic International Bond 144A,
	5.50%, 1/27/25 (a)	2,499
7,215,000	Dominican Republic International Bond 144A,
	5.95%, 1/25/27 (a)	7,341
5,910,000	Dominican Republic International Bond 144A,
	6.00%, 7/19/28 (a)	5,984
5,940,000	Dominican Republic International Bond 144A,
	6.50%, 2/15/48 (a)	5,855
1,945,000	Dominican Republic International Bond 144A,
	6.60%, 1/28/24 (a)	2,062
4,275,000	Dominican Republic International Bond 144A,
	6.85%, 1/27/45 (a)	4,369
12,365,000	Dominican Republic International Bond 144A,
	6.88%, 1/29/26 (a)	13,266
7,355,000	Dominican Republic International Bond 144A,
	7.45%, 4/30/44 (a)	7,999

		49,375

Ecuador (USD) (3%)
6,290,000	Ecuador Government International Bond 144A,
	7.88%, 1/23/28 (a)	5,779
8,060,000	Ecuador Government International Bond 144A,
	7.95%, 6/20/24 (a)	7,788
2,090,000	Ecuador Government International Bond,
	7.95%, 6/20/24 (c)	2,019
4,760,000	Ecuador Government International Bond 144A,
	8.75%, 6/02/23 (a)	4,766
6,165,000	Ecuador Government International Bond 144A,
	8.88%, 10/23/27 (a)	5,972

Principal or Shares	Security Description	Value (000)

5,135,000	Ecuador Government International Bond 144A,
	9.65%, 12/13/26 (a)	$ 5,193
5,170,000	Ecuador Government International Bond 144A,
	10.75%, 3/28/22 (a)	5,611

		37,128

Egypt (USD) (2%)
2,870,000	Egypt Government International Bond 144A,
	5.58%, 2/21/23 (a)	2,854
6,020,000	Egypt Government International Bond 144A,
	7.50%, 1/31/27 (a)	6,287
7,020,000	Egypt Government International Bond 144A,
	7.90%, 2/21/48 (a)	6,992
4,675,000	Egypt Government International Bond 144A,
	8.50%, 1/31/47 (a)	4,939

		21,072

El Salvador (USD) (1%)
10,300,000	El Salvador Government International Bond
	144A, 7.65%, 6/15/35 (a)(b)	10,352

Gabon (USD) (0%)
5,200,000	Gabon Government International Bond 144A,
	6.38%, 12/12/24 (a)	4,878

Georgia (GEL) (0%)
10,475,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20
	GEL (a)	4,296

Georgia (USD) (2%)
4,645,000	Bank of Georgia JSC 144A, 6.00%, 7/26/23 (a)	4,645
9,205,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (a)(b)	9,844
2,030,000	Georgian Oil and Gas Corp. JSC 144A,
	6.75%, 4/26/21 (a)	2,054
8,965,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	9,525

		26,068

Ghana (USD) (2%)
2,935,000	Ghana Government International Bond 144A,
	7.63%, 5/16/29 (a)	3,040
6,200,000	Ghana Government International Bond 144A,
	8.63%, 6/16/49 (a)	6,448
14,295,000	Ghana Government International Bond 144A,
	10.75%, 10/14/30 (a)	18,552

		28,040

Guatemala (USD) (0%)
2,730,000	Guatemala Government Bond 144A,
	4.88%, 2/13/28 (a)	2,732

Honduras (USD) (1%)
2,070,000	Honduras Government International Bond 144A,
	6.25%, 1/19/27 (a)	2,137
5,805,000	Honduras Government International Bond 144A,
	8.75%, 12/16/20 (a)	6,366

		8,503

Hungary (USD) (2%)
11,630,000	Hungary Government International Bond,
	5.38%, 3/25/24	12,526
7,740,000	Hungary Government International Bond,
	5.75%, 11/22/23	8,443

		20,969

71 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Indonesia (USD) (2%)
10,810,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	$ 15,065
2,370,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	3,303
2,940,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (a)	2,932
5,870,000	Perusahaan Listrik Negara PT 144A, 6.15%, 5/21/48 (a)	6,272
4,730,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (a)	4,624

		32,196

Iraq (USD) (1%)
7,315,000	Iraq International Bond 144A, 5.80%, 1/15/28 (a)	6,921

Ivory Coast (USD) (1%)
2,845,000	Ivory Coast Government International Bond
	144A, 5.38%, 7/23/24 (a)	2,746
4,642,575	Ivory Coast Government International Bond
	144A, 5.75%, 12/31/32 (a)	4,442
8,340,000	Ivory Coast Government International Bond
	144A, 6.13%, 6/15/33 (a)	7,683

		14,871

Jordan (USD) (1%)
6,800,000	Jordan Government International Bond 144A,
	7.38%, 10/10/47 (a)	6,573

Kazakhstan (KZT) (1%)
2,550,000,000	Development Bank of Kazakhstan JSC 144A,
	8.95%, 5/04/23 KZT (a)	7,327

Kazakhstan (USD) (1%)
6,400,000	Kazakhstan Temir Zholy National Co. JSC 144A,
	4.85%, 11/17/27 (a)	6,432
5,985,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/19/47 (a)	5,898
4,700,000	KazMunayGas National Co. JSC 144A,
	6.38%, 10/24/48 (a)	4,928

		17,258

Kenya (USD) (1%)
3,130,000	Kenya Government International Bond 144A,
	6.88%, 6/24/24 (a)	3,199
3,110,000	Kenya Government International Bond 144A,
	7.25%, 2/28/28 (a)	3,152
10,675,000	Kenya Government International Bond 144A,
	8.25%, 2/28/48 (a)	10,813

		17,164

Lebanon (USD) (2%)
2,900,000	Lebanon Government International Bond,
	5.45%, 11/28/19 (c)	2,832
2,565,000	Lebanon Government International Bond,
	6.00%, 1/27/23 (c)	2,247
3,810,000	Lebanon Government International Bond,
	6.10%, 10/04/22 (c)	3,401
3,960,000	Lebanon Government International Bond,
	6.20%, 2/26/25 (c)	3,336
2,455,000	Lebanon Government International Bond,
	6.38%, 3/09/20	2,397

Principal or Shares	Security Description	Value (000)

3,125,000	Lebanon Government International Bond,
	6.60%, 11/27/26 (c)	$ 2,624
1,725,000	Lebanon Government International Bond,
	6.65%, 11/03/28 (c)	1,412
2,685,000	Lebanon Government International Bond,
	6.75%, 11/29/27 (c)	2,238
6,765,000	Lebanon Government International Bond,
	8.25%, 4/12/21 (c)	6,639

		27,126

Luxembourg (USD) (1%)
8,080,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	7,191
5,240,000	Nexa Resources SA 144A, 5.38%, 5/04/27 (a)	5,181

		12,372

Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	1,265
121,200,000	Mexican Bonos, 8.00%, 12/07/23 MXN	6,581

		7,846

Mexico (USD) (5%)
1,760,000	Cemex SAB de CV 144A, 5.70%, 1/11/25 (a)	1,791
6,090,000	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (a)	6,014
4,559,347	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	4,686
5,730,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	5,587
5,170,000	Mexico City Airport Trust 144A,
	5.50%, 7/31/47 (a)	4,665
4,660,000	Mexico Government International Bond,
	4.15%, 3/28/27	4,596
2,730,000	Petroleos Mexicanos, 3.50%, 1/30/23	2,601
4,530,000	Petroleos Mexicanos, 4.88%, 1/24/22	4,573
1,373,000	Petroleos Mexicanos 144A, 6.35%, 2/12/48 (a)	1,227
2,420,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,182
4,370,000	Petroleos Mexicanos, 6.50%, 3/13/27	4,441
2,630,000	Petroleos Mexicanos, 6.50%, 6/02/41	2,440
3,975,000	Petroleos Mexicanos, 6.63%, 6/15/35	3,865
12,139,000	Petroleos Mexicanos, 6.75%, 9/21/47	11,275

		59,943

Mongolia (USD) (2%)
4,785,000	Mongolia Government International Bond,
	5.13%, 12/05/22 (c)	4,648
1,880,000	Mongolia Government International Bond 144A,
	5.13%, 12/05/22 (a)	1,826
4,460,000	Mongolia Government International Bond 144A,
	5.63%, 5/01/23 (a)	4,369
1,660,000	Mongolia Government International Bond 144A,
	8.75%, 3/09/24 (a)	1,838
13,308,000	Mongolia Government International Bond 144A,
	10.88%, 4/06/21 (a)	15,021

		27,702

Netherlands (USD) (2%)
2,670,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	2,523
5,670,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	5,372
2,480,000	Nostrum Oil & Gas Finance BV 144A,
	7.00%, 2/16/25 (a)	2,194
8,435,000	Petrobras Global Finance BV, 4.38%, 5/20/23	8,148
1,764,000	Petrobras Global Finance BV, 8.38%, 5/23/21	1,946

72

Principal or Shares	Security Description	Value (000)

3,505,000	Teva Pharmaceutical Finance Netherlands III BV,
	4.10%, 10/01/46	$ 2,629
2,730,000	Teva Pharmaceutical Finance Netherlands III BV,
	6.75%, 3/01/28 (b)	2,917

		25,729

Nigeria (USD) (2%)
7,460,000	Nigeria Government International Bond 144A,
	6.50%, 11/28/27 (a)	7,309
5,480,000	Nigeria Government International Bond 144A,
	7.14%, 2/23/30 (a)	5,472
4,710,000	Nigeria Government International Bond 144A,
	7.63%, 11/28/47 (a)	4,547
5,120,000	Nigeria Government International Bond 144A,
	7.70%, 2/23/38 (a)	5,079
7,110,000	Nigeria Government International Bond 144A,
	7.88%, 2/16/32 (a)	7,365

		29,772

Oman (USD) (3%)
1,400,000	Oman Government International Bond 144A,
	3.63%, 6/15/21 (a)(b)	1,369
2,820,000	Oman Government International Bond 144A,
	3.88%, 3/08/22 (a)	2,750
4,130,000	Oman Government International Bond 144A,
	4.75%, 6/15/26 (a)	3,912
4,935,000	Oman Government International Bond 144A,
	5.38%, 3/08/27 (a)	4,800
8,485,000	Oman Government International Bond 144A,
	5.63%, 1/17/28 (a)	8,305
6,365,000	Oman Government International Bond 144A,
	6.50%, 3/08/47 (a)	5,962
8,185,000	Oman Government International Bond 144A,
	6.75%, 1/17/48 (a)	7,825
5,240,000	Oman Sovereign Sukuk SAOC 144A,
	4.40%, 6/01/24 (a)	5,050

		39,973

Pakistan (USD) (1%)
4,975,000	Pakistan Government International Bond 144A,
	6.88%, 12/05/27 (a)	4,774
3,865,000	Pakistan Government International Bond 144A,
	8.25%, 4/15/24 (a)	4,051
5,445,000	Pakistan Government International Bond 144A,
	8.25%, 9/30/25 (a)	5,701

		14,526

Panama (USD) (1%)
11,210,000	Panama Government International Bond,
	6.70%, 1/26/36	13,956
3,345,000	Panama Government International Bond,
	9.38%, 4/01/29	4,767

		18,723

Peru (PEN) (1%)
15,320,000	Peru Government Bond 144A, 6.15%, 8/12/32
	PEN (a)(c)	4,878
8,900,000	Peruvian Government International Bond 144A,
	6.95%, 8/12/31 PEN (a)	3,019

		7,897

Principal or Shares	Security Description	Value (000)
Peru (USD) (2%)
2,894,012	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	$ 3,140
5,060,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru
	144A, 6.38%, 6/01/28 (a)	5,288
5,440,000	Peru LNG Srl 144A, 5.38%, 3/22/30 (a)	5,569
5,125,000	Peruvian Government International Bond,
	5.63%, 11/18/50	6,093
5,990,000	Peruvian Government International Bond,
	6.55%, 3/14/37	7,637
2,630,000	Petroleos del Peru SA 144A, 4.75%, 6/19/32 (a)	2,579

		30,306

Russian Federation (RUB) (1%)
557,500,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27
	RUB	9,256

Russian Federation (USD) (2%)
6,200,000	Russian Foreign Bond - Eurobond,
	4.75%, 5/27/26 (c)	6,297
11,400,000	Russian Foreign Bond - Eurobond 144A,
	5.25%, 6/23/47 (a)	11,345
4,000,000	Russian Foreign Bond - Eurobond 144A,
	5.63%, 4/04/42 (a)	4,302

		21,944

Senegal (USD) (1%)
4,145,000	Senegal Government International Bond 144A,
	6.25%, 5/23/33 (a)	3,920
8,900,000	Senegal Government International Bond 144A,
	6.75%, 3/13/48 (a)	8,098
3,283,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (a)	3,606

		15,624

Serbia (USD) (0%)
3,945,000	Serbia International Bond 144A,
	7.25%, 9/28/21 (a)	4,321

South Africa (USD) (2%)
3,350,000	Eskom Holdings SOC Ltd. 144A,
	5.75%, 1/26/21 (a)	3,312
6,365,000	Eskom Holdings SOC Ltd. 144A,
	6.75%, 8/06/23 (a)	6,263
14,500,000	Republic of South Africa Government
	International Bond, 4.30%, 10/12/28	13,224
3,260,000	Republic of South Africa Government
	International Bond, 5.88%, 6/22/30	3,303
3,460,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	3,336

		29,438

South Africa (ZAR) (1%)
158,325,000	Republic of South Africa Government Bond,
	6.50%, 2/28/41 ZAR	8,758
48,700,000	Republic of South Africa Government Bond,
	8.75%, 2/28/48 ZAR	3,434

		12,192

Sri Lanka (USD) (2%)
605,000	Sri Lanka Government International Bond 144A,
	5.88%, 7/25/22 (a)	607
9,675,000	Sri Lanka Government International Bond 144A,
	6.20%, 5/11/27 (a)	9,326
3,015,000	Sri Lanka Government International Bond 144A,
	6.25%, 7/27/21 (a)	3,083

73 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,070,000	Sri Lanka Government International Bond 144A, 6.75%, 4/18/28 (a)	$ 1,061
5,425,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	5,452
6,625,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	6,691

		26,220

Turkey (USD) (3%)
2,160,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (a)	2,163
1,650,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	1,499
7,715,000	Turkey Government International Bond, 4.25%, 4/14/26	6,459
1,650,000	Turkey Government International Bond, 4.88%, 4/16/43	1,198
7,945,000	Turkey Government International Bond, 5.63%, 3/30/21	7,846
8,360,000	Turkey Government International Bond, 6.00%, 3/25/27	7,698
5,190,000	Turkey Government International Bond, 6.88%, 3/17/36	4,782
4,210,000	Turkey Government International Bond, 7.38%, 2/05/25	4,290
4,150,000	Turkey Government International Bond, 8.00%, 2/14/34	4,293

		40,228

Ukraine (USD) (3%)
3,015,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(d)	1,904
9,300,000	Ukraine Government International Bond 144A, 7.38%, 9/25/32 (a)	8,466
1,883,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	1,927
14,363,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	14,634
2,356,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	2,377
3,923,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	3,911
4,368,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	4,289
1,653,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	1,588

		39,096

United Arab Emirates (USD) (0%)
5,280,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	5,132

United Kingdom (IDR) (1%)
108,542,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.25%, 5/19/36 IDR (a)	7,542

United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.16%, 5/23/23 INR (a)	4,176

Principal or Shares	Security Description	Value (000)

28,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	$ 398
195,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(d)	2,744
43,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24 INR (c)	650

		7,968

United Kingdom (LKR) (1%)
460,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	2,948
572,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 LKR (a)	3,701

		6,649

United Kingdom (USD) (0%)
4,480,000	Vedanta Resources PLC 144A, 6.13%, 8/09/24 (a)	4,183

United States (EGP) (2%)
62,400,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 9/13/18 EGP (a)	3,430
153,600,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt), 0.00%, 11/08/18 EGP	8,228
140,000,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt), 0.00%, 11/08/18 EGP	7,500
73,000,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 12/13/18 EGP (a)	3,849
133,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/24/19 EGP (a)	6,873

		29,880

United States (GHS) (0%)
10,060,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 GHS (a)(d)	2,394

United States (IDR) (0%)
30,300,000,000	Indonesia Treasury Bond 144A, 8.38%, 3/17/34 IDR (a)	2,111
13,700,000,000	Indonesia Treasury Bond 144A, 11.00%, 9/17/25 IDR (a)	1,115

		3,226

United States (NGN) (1%)
2,024,916,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 10/22/18 NGN (a)	5,486
1,712,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 12/03/18 NGN	4,589
1,570,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 2/18/19 NGN (a)	4,078

		14,153

74

Principal or Shares	Security Description	Value (000)
United States (USD) (0%)
4,830,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (a)	$ 4,709

Uruguay (USD) (1%)
6,690,000	Uruguay Government International Bond, 4.98%, 4/20/55	6,646
9,684,580	Uruguay Government International Bond, 5.10%, 6/18/50	9,828

		16,474

Uruguay (UYU) (0%)
37,550,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	1,078
49,300,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	1,606

		2,684

Venezuela (USD) (1%)
6,975,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (c)(e)(f)	1,687
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)(e)(f)	1,473
1,837,500	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)	1,650
5,540,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)(e)(f)	1,371
2,640,000	Venezuela Government International Bond, 7.00%, 3/31/38 (c)(e)(f)	715
8,494,000	Venezuela Government International Bond, 7.65%, 4/21/25 (c)(e)(f)	2,299
4,385,000	Venezuela Government International Bond, 7.75%, 10/13/19 (c)(e)(f)	1,187
9,890,000	Venezuela Government International Bond, 9.25%, 9/15/27 (e)(f)	2,885

		13,267

Virgin Islands (British) (USD) (3%)
33,300,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (c)	31,268
1,950,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)	1,896
1,190,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	1,193
5,340,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)	5,125

		39,482

Zambia (USD) (1%)
5,330,000	Zambia Government International Bond 144A, 5.38%, 9/20/22 (a)	4,496
2,115,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	1,919
4,870,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	4,401

		10,816

Total Bonds (Cost - $1,317,039)		1,270,034

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
28,629,842	Payden Cash Reserves Money Market Fund *
	(Cost - $ 28,630)	$ 28,630

Total Investments (Cost - $ 1,345,669) (99%)		1,298,664
Other Assets, net of Liabilities (1%)		7,216

Net Assets (100%)		$ 1,305,880

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $14,181 and the total market value of the collateral held by the Fund is $14,748. Amounts in 000s.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Non-income producing security.

75 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CLP 8,447,500	USD 13,195	BNP PARIBAS	09/12/2018	$ 59
USD 6,596	CLP 4,202,700	BNP PARIBAS	09/12/2018	1
USD 8,958	BRL 32,337	State Street Bank & Trust Co.	08/16/2018	359
ZAR 8,370	USD 613	HSBC Bank USA, N.A.	10/16/2018	17

				436

Liabilities:
COP 18,756,000	USD 6,514	HSBC Bank USA, N.A.	09/20/2018	(40)
KZT 1,855,200	USD 5,428	HSBC Bank USA, N.A.	08/13/2018	(102)
PEN 5,466	USD 1,666	HSBC Bank USA, N.A.	10/22/2018	(1)
USD 7,936	INR 553,150	Barclays Bank PLC	10/17/2018	(54)
USD 2,542	BRL 9,841	BNP PARIBAS	08/16/2018	(74)
USD 3,126	BRL 11,920	Citibank, N.A.	08/16/2018	(43)
USD 5,472	BRL 21,575	State Street Bank & Trust Co.	08/16/2018	(265)

				(579)

Net Unrealized Appreciation (Depreciation)				$ (143)

Open Futures Contracts to USD

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Short Contracts:
U.S. Treasury 10-Year Note Future	239	Sep-18	$(28,542)	$197	$197

Total Futures					$197

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (ARS) (0%)
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$ 242

Brazil (BRL) (9%)
11,800,000	Brazil Letras do Tesouro Nacional, 0.00%, 7/01/20 BRL	2,695
955,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL	820
34,387,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21 BRL	9,372
30,446,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	8,050

		20,937

Chile (CLP) (2%)
700,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 4.00%, 3/01/23 CLP (a)(b)	1,094
1,005,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP	1,575
895,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP	1,392
79,000,000	Republic of Chile, 5.50%, 8/05/20 CLP	128

		4,189

Colombia (COP) (7%)
540,000,000	Colombia Government International Bond,
	7.75%, 4/14/21 COP	197
2,700,000,000	Colombian TES, 6.00%, 4/28/28 COP	881
7,545,000,000	Colombian TES, 7.00%, 5/04/22 COP	2,728
4,700,000,000	Colombian TES, 7.50%, 8/26/26 COP	1,713
5,870,000,000	Colombian TES, 7.75%, 9/18/30 COP	2,159
11,649,000,000	Colombian TES, 10.00%, 7/24/24 COP	4,774
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 COP (a)	327
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 COP (a)	400
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)	416
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 COP (a)	365
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)	570

		14,530

Czech Republic (CZK) (0%)
16,400,000	Czech Republic Government Bond, 0.95%, 5/15/30 CZK (b)	644

Dominica Republic (DOP) (1%)
78,400,000	Dominican Republic International Bond 144A, 8.90%, 2/15/23 DOP (a)	1,595

Georgia (GEL) (0%)
1,185,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	486

Hungary (HUF) (3%)
104,000,000	Hungary Government Bond, 2.50%, 10/27/21 HUF	390
650,000,000	Hungary Government Bond, 3.00%, 10/27/27 HUF	2,335
187,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF	802

Principal or Shares	Security Description	Value (000)

154,000,000	Hungary Government Bond, 6.00%, 11/24/23 HUF	$ 667
488,610,000	Hungary Government Bond, 7.00%, 6/24/22 HUF	2,115

		6,309

Indonesia (IDR) (5%)
37,500,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23 IDR	2,394
22,500,000,000	Indonesia Treasury Bond 144A, 7.50%, 12/11/20 IDR (a)	1,492
21,440,000,000	Indonesia Treasury Bond 144A, 7.70%, 1/31/21 IDR (a)	1,437
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32 IDR	1,732
12,926,000,000	Indonesia Treasury Bond, 8.25%, 5/15/36 IDR	898
16,400,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR	1,168
37,700,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR	2,705
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR	314

		12,140

Kazakhstan (KZT) (1%)
620,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	1,782

Luxembourg (BRL) (1%)
6,650,000	Swiss Insured Brazil Power Finance Sarl 144A, 9.85%, 7/16/32 BRL (a)	1,723

Malaysia (MYR) (4%)
2,890,000	Malaysia Government Bond, 3.84%, 4/15/33 MYR	657
6,510,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR	1,569
5,505,000	Malaysia Government Bond, 4.18%, 7/15/24 MYR	1,371
12,960,000	Malaysia Government Bond, 4.25%, 5/31/35 MYR	3,030
10,090,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR	2,518
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30 MYR	631

		9,776

Mexico (MXN) (10%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN	357
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN	532
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	281
16,300,000	Mexican Bonos, 5.75%, 3/05/26 MXN	775
27,400,000	Mexican Bonos, 7.75%, 5/29/31 MXN	1,465
18,220,000	Mexican Bonos, 7.75%, 11/23/34 MXN	970
101,720,000	Mexican Bonos, 7.75%, 11/13/42 MXN	5,388
123,150,000	Mexican Bonos, 8.00%, 6/11/20 MXN	6,631
21,000,000	Mexican Bonos, 8.00%, 12/07/23 MXN	1,140
48,800,000	Mexican Bonos, 8.50%, 5/31/29 MXN	2,757
16,803,100	Mexican Bonos, 10.00%, 12/05/24 MXN	1,004
9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN	437
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)	831

		22,568

77 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Peru (PEN) (3%)
3,000,000	Banco de Credito del Peru 144A, 4.85%, 10/30/20 PEN (a)	$ 922
7,840,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(b)	2,496
3,990,000	Republic of Peru 144A, 5.70%, 8/12/24 PEN (a)	1,281
3,405,000	Republic of Peru 144A, 6.35%, 8/12/28 PEN (a)	1,113
500,000	Republic of Peru 144A, 6.90%, 8/12/37 PEN (a)	166
4,030,000	Republic of Peru 144A, 6.95%, 8/12/31 PEN (a)	1,367
1,026,000	Republic of Peru 144A, 8.20%, 8/12/26 PEN (a)	376

		7,721

Poland (PLN) (9%)
4,500,000	Poland Government Bond, 2.00%, 4/25/21 PLN	1,238
4,050,000	Poland Government Bond, 5.25%, 10/25/20 PLN	1,195
3,060,000	Poland Government Bond, 5.75%, 10/25/21 PLN	939
7,005,000	Republic of Poland Government Bond, 1.75%, 7/25/21 PLN	1,911
15,090,000	Republic of Poland Government Bond, 2.25%, 4/25/22 PLN	4,146
26,175,000	Republic of Poland Government Bond, 2.50%, 1/25/23 PLN	7,209
9,130,000	Republic of Poland Government Bond, 2.50%, 7/25/26 PLN	2,401
3,600,000	Republic of Poland Government Bond, 2.50%, 7/25/27 PLN	935

		19,974

Romania (RON) (2%)
4,400,000	Romania Government Bond, 3.50%, 12/19/22 RON	1,064
6,820,000	Romania Government Bond, 5.80%, 7/26/27 RON	1,838
4,350,000	Romania Government Bond, 5.85%, 4/26/23 RON	1,157

		4,059

Russian Federation (RUB) (9%)
155,600,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23 RUB	2,463
514,800,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28 RUB	7,966
128,720,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21 RUB	2,079
427,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	7,090

		19,598

South Africa (ZAR) (11%)
96,800,000	Republic of South Africa, 6.25%, 3/31/36 ZAR	5,453
96,430,019	Republic of South Africa, 6.50%, 2/28/41 ZAR	5,334
70,380,000	Republic of South Africa, 7.00%, 2/28/31 ZAR	4,533
32,000,000	Republic of South Africa, 8.88%, 2/28/35 ZAR	2,343
13,500,000	Republic of South Africa Government Bond, 7.75%, 2/28/23 ZAR	1,014
25,775,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR	1,818
28,960,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR	2,444

Principal or Shares	Security Description	Value (000)

11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 ZAR) (a)	$ 840

		23,779

Thailand (THB) (5%)
73,000,000	Thailand Government Bond, 3.40%, 6/17/36 THB	2,265
112,100,000	Thailand Government Bond, 3.63%, 6/16/23 THB	3,597
170,000	Thailand Government Bond, 3.65%, 12/17/21 THB	5
163,800,000	Thailand Government Bond, 4.88%, 6/22/29 THB	5,846

		11,713

Turkey (TRY) (4%)
2,858,531	Turkey Government Bond, 3.00%, 2/23/22 TRY	579
7,200,000	Turkey Government Bond, 7.10%, 3/08/23 TRY	928
225,000	Turkey Government Bond, 7.40%, 2/05/20 TRY	39
2,100,000	Turkey Government Bond, 8.00%, 3/12/25 TRY	265
13,250,000	Turkey Government Bond, 8.80%, 9/27/23 TRY	1,808
3,070,000	Turkey Government Bond, 9.00%, 7/24/24 TRY	424
4,250,000	Turkey Government Bond, 9.40%, 7/08/20 TRY	722
2,550,000	Turkey Government Bond, 9.50%, 1/12/22 TRY	388
3,420,000	Turkey Government Bond, 10.40%, 3/20/24
	TRY	494
12,970,000	Turkey Government Bond, 10.60%, 2/11/26
	TRY	1,814
4,660,000	Turkey Government Bond, 11.00%, 3/02/22
	TRY	735

		8,196

United Kingdom (IDR) (1%)
17,000,000,000	Standard Chartered Bank (Indonesia Government Bond) 144A, 8.25%, 5/19/36 IDR (a)	1,181
23,400,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	1,630

		2,811

United Kingdom (INR) (1%)
55,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	783
85,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(c)	1,196
39,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 8.83%, 11/29/23 INR (a)	593
13,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24 INR (b)	196

		2,768

United Kingdom (LKR) (0%)
160,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	1,026

United Kingdom (NGN) (1%)
465,000,000	HSBC Bank PLC (Federal Republic of Nigeria) 144A, 0.00%, 11/05/18 NGN (a)(b)	1,257

78

Principal or Shares	Security Description	Value (000)
United States (EGP) (3%)
9,700,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 9/13/18 EGP (a)	$ 533
28,000,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt), 0.00%, 11/08/18 EGP	1,500
24,100,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt), 0.00%, 11/08/18 EGP	1,291
11,400,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 12/13/18 EGP (a)	601
34,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/24/19 EGP (a)	1,765

		5,690

United States (GHS) (0%)
1,500,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 GHS (a)(c)	357

United States (IDR) (3%)
5,500,000,000	Indonesia Treasury Bond 144A, 8.38%, 3/19/24 IDR (a)	392
18,740,000,000	Indonesia Treasury Bond 144A, 8.38%, 9/17/26 IDR (a)	1,345
10,000,000,000	Indonesia Treasury Bond 144A, 8.75%, 5/19/31 IDR (a)	727
49,194,000,000	Indonesia Treasury Bond 144A, 9.50%, 7/17/31 IDR (a)	3,784
4,000,000,000	Indonesia Treasury Bond 144A, 11.00%, 9/17/25 IDR (a)	325

		6,573

United States (NGN) (1%)
368,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 12/03/18 NGN	986
400,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 2/18/19 NGN (a)	1,039

		2,025

United States (UAH) (1%)
56,000,000	Citigroup Global Markets Holdings Inc. (Republic of Ukrain) 144A, 13.41%, 10/17/22 UAH (a)	2,073

Uruguay (UYU) (0%)
10,970,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	315
18,200,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	593

		908

Total Bonds (Cost - $239,498)		217,449

Investment Company (2%)
4,059,703	Payden Cash Reserves Money Market Fund *
	(Cost - $4,060)	4,060

Total Investments (Cost - $243,558) (99%)		221,509
Other Assets, net of Liabilities (1%)		3,147

Net Assets (100%)		$ 224,656

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

79 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
ARS 15,741	USD 539	BNP PARIBAS	08/27/2018	$20
ARS 30,770	USD 1,011	BNP PARIBAS	10/02/2018	44
CLP 3,795,900	USD 5,955	BNP PARIBAS	09/12/2018	1
COP 7,655,000	USD 2,641	HSBC Bank USA, N.A.	09/20/2018	1
CZK 103,480	USD 4,680	BNP PARIBAS	09/27/2018	63
CZK 95,000	USD 4,299	BNP PARIBAS	09/27/2018	55
HUF 870,800	USD 3,147	Barclays Bank PLC	09/24/2018	40
MXN 143,470	USD 6,826	Barclays Bank PLC	09/17/2018	811
THB 185,320	USD 5,551	Barclays Bank PLC	10/25/2018	32
USD 2,742	TRY 13,296	Barclays Bank PLC	09/24/2018	106
USD 1,501	THB 49,760	Barclays Bank PLC	10/25/2018	2
USD 888	ZAR 11,770	HSBC Bank USA, N.A.	10/16/2018	3
ZAR 11,770	USD 862	HSBC Bank USA, N.A.	10/16/2018	23

				1,201

Liabilities:
COP 6,369,000	USD 2,206	HSBC Bank USA, N.A.	09/20/2018	(7)
KZT 513,900	USD 1,506	HSBC Bank USA, N.A.	08/13/2018	(30)
MYR 21,700	USD 5,500	Barclays Bank PLC	08/13/2018	(164)
PEN 4,537	USD 1,383	HSBC Bank USA, N.A.	10/22/2018	(1)
PLN 6,028	USD 1,667	Barclays Bank PLC	08/21/2018	(18)
TRY 13,296	USD 2,702	Barclays Bank PLC	09/24/2018	(66)
USD 5,572	MXT 112,460	Barclays Bank PLC	09/17/2018	(414)
USD 2,775	INR 193,380	Barclays Bank PLC	10/17/2018	(19)
USD 283	BRL 1,094	BNP PARIBAS	08/16/2018	(8)
USD 2,115	CLP 1,360,600	BNP PARIBAS	09/12/2018	(20)

				(747)

Net Unrealized Appreciation (Depreciation)				$454

Open Futures Contracts to USD

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Short Contracts:
U.S. Treasury 10-Year Note Future	56	Sep-18	$(6,688)	$46	$46
Total Futures					$46

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (95%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$ 55
Argentina (USD) (3%)
230,000	Capex SA 144A, 6.88%, 5/15/24 (a)	208
200,000	Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA 144A, 9.63%, 7/27/23 (a)	197
180,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	165
220,000	Rio Energy SA/UGEN SA/UENSA SA 144A, 6.88%, 2/01/25 (a)	183
220,000	Transportadora de Gas del Sur SA 144A, 6.75%, 5/02/25 (a)	208
425,000	YPF SA 144A, 8.88%, 12/19/18 (a)	431
		1,392
Austria (USD) (1%)
200,000	JBS Investments GmbH, 7.75%, 10/28/20 (b)	206
Bahamas (USD) (1%)
200,000	Bahamas Government International Bond 144A, 6.00%, 11/21/28 (a)	204
Bermuda (USD) (4%)
210,000	CBQ Finance Ltd., 2.88%, 6/24/19 (b)	209
200,000	CBQ Finance Ltd. 144A, 7.50%, 11/18/19 (a)	210
205,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	150
710,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	703
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	209
205,000	Ooredoo International Finance Ltd. 144A, 7.88%, 6/10/19 (a)	214
335,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	320
		2,015
Brazil (BRL) (1%)
980,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	259
Brazil (USD) (2%)
475,000	JBS USA LUX SA/JBS USA Finance Inc. 144A, 6.75%, 2/15/28 (a)	449
624,612	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	506
		955
Canada (USD) (2%)
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	425
200,000	First Quantum Minerals Ltd. 144A, 6.88%, 3/01/26 (a)	196
245,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (a)	248
220,000	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	216
		1,085
Cayman Islands (USD) (9%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (a)	201
205,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34	205
462,000	Baidu Inc., 3.50%, 11/28/22	454

Principal or Shares	Security Description	Value (000)

295,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	$306
220,000	Braskem Finance Ltd., 6.45%, 2/03/24	238
205,000	Dar Al-Arkan Sukuk Co., Ltd., 6.50%, 5/28/19 (b)	208
240,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	229
230,000	Gran Tierra Energy International Holdings Ltd. 144A, 6.25%, 2/15/25 (a)	223
465,000	GrupoSura Finance SA 144A, 5.50%, 4/29/26 (a)	489
200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	201
320,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	335
182,967	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 7.35%, 12/01/26 (a)	100
98,900	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, 1/03/66 (a)	2
450,000	Sable International Finance Term Loan B4 L1, (LIBOR USD 1-Month + 3.250%) 5.34%, 1/31/26 (c)	451
330,000	Saudi Electricity Global Sukuk Co. 2 144A, 5.06%, 4/08/43 (a)	328
150,000	Transocean Pontus Ltd. 144A, 6.13%, 8/01/25 (a)	153
75,000	Vale Overseas Ltd., 6.25%, 8/10/26	83
		4,206
Chile (USD) (1%)
220,000	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (a)	221
424,813	Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 11/15/23	416
		637
China (USD) (1%)
590,000	Bank of China Ltd./Hong Kong, 2.88%, 6/30/20 (b)	583
Colombia (USD) (2%)
215,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (a)	209
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	228
244,000	Ecopetrol SA, 5.88%, 5/28/45	245
		682
Costa Rica (USD) (1%)
400,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	399
200,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	206
		605
France (USD) (1%)
200,000	Altice France SA/France 144A, 8.13%, 2/01/27 (a)	205
Georgia (USD) (1%)
200,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	202
200,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	213
		415
Hong Kong (USD) (2%)
355,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	340

81 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

420,000	ICBCIL Finance Co. Ltd. 144A, 3.20%, 11/10/20 (a)	$413
265,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22 (b)	271
		1,024
India (USD) (2%)
305,000	Adani Ports & Special Economic Zone Ltd. 144A, 4.00%, 7/30/27 (a)	279
240,000	Adani Transmission Ltd. 144A, 4.00%, 8/03/26 (a)	215
205,000	GMR Hyderabad International Airport Ltd. 144A, 4.25%, 10/27/27 (a)	180
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20 (b)	199
		873
Indonesia (IDR) (0%)
2,800,000,000	Jasa Marga Persero Tbk PT 144A, 7.50%, 12/11/20 IDR (a)	186
Ireland (USD) (1%)
210,000	Phosagro OAO via Phosagro Bond Funding DAC 144A, 3.95%, 11/03/21 (a)	206
Israel (USD) (1%)
400,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	408
Kazakhstan (KZT) (0%)
70,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	201
Luxembourg (USD) (7%)
650,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	578
410,000	Altice Financing SA 144A, 7.50%, 5/15/26 (a)	400
210,000	ARD Finance SA, 7.13%, 9/15/23	213
210,000	ARD Securities Finance SARL 144A, 8.75%, 1/31/23 (a)	211
260,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 3/23/27 (a)	253
430,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 2/06/28 (a)	419
710,000	Nexa Resources SA 144A, 5.38%, 5/04/27 (a)	702
230,000	Sberbank of Russia Via SB Capital SA 144A, 6.13%, 2/07/22 (a)	242
		3,018
Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	221
Mexico (USD) (6%)
225,000	America Movil SAB de CV, 3.13%, 7/16/22	220
200,000	Banco Mercantil del Norte SA/Grand Cayman 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.447%) 5.75%, 10/04/31 (a)(d)	195
680,000	Cemex SAB de CV 144A, 6.13%, 5/05/25 (a)	705
200,000	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	198
220,000	Cydsa SAB de CV 144A, 6.25%, 10/04/27 (a)	213
247,144	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	254
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	195

Principal or Shares	Security Description	Value (000)

246,319	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	$245
360,000	Unifin Financiera SAB de CV SOFOM ENR 144A, 7.00%, 1/15/25 (a)	349
		2,574
Morocco (USD) (1%)
200,000	BMCE Bank, 6.25%, 11/27/18 (b)	202
225,000	OCP SA 144A, 6.88%, 4/25/44 (a)	249
		451
Netherlands (USD) (11%)
200,000	Bharti Airtel International Netherlands BV 144A, 5.13%, 3/11/23 (a)	201
200,000	Greenko Dutch BV 144A, 5.25%, 7/24/24 (a)	191
200,000	IHS Netherlands Holdco BV 144A, 9.50%, 10/27/21 (a)	206
200,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	189
525,000	Lukoil International Finance BV 144A, 4.75%, 11/02/26 (a)	523
435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	412
200,000	Myriad International Holdings BV 144A, 4.85%, 7/06/27 (a)	200
200,000	Nostrum Oil & Gas Finance BV 144A, 7.00%, 2/16/25 (a)	177
710,000	Petrobras Global Finance BV, 4.38%, 5/20/23	686
165,000	Petrobras Global Finance BV, 6.13%, 1/17/22	171
95,000	Petrobras Global Finance BV, 8.38%, 5/23/21	105
1,170,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28 (e)	1,250
645,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	669
		4,980
Nigeria (USD) (1%)
216,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	212
Panama (USD) (0%)
200,000	Banco General SA 144A, 4.13%, 8/07/27 (a)	193
Paraguay (USD) (2%)
425,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	435
225,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	232
		667
Peru (PEN) (0%)
300,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(b)	96
Peru (USD) (4%)
198,220	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	215
385,000	Banco Internacional del Peru SAA Interbank 144A, (3 mo. LIBOR USD + 5.760%) 6.63%, 3/19/29 (a)(d)	420
440,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	460
220,000	Peru LNG Srl 144A, 5.38%, 3/22/30 (a)	225
200,000	SAN Miguel Industrias Pet SA 144A, 4.50%, 9/18/22 (a)	198

82

Principal or Shares	Security Description	Value (000)
420,000	Scotiabank Peru SAA 144A, (3 mo. LIBOR USD + 3.856%) 4.50%, 12/13/27 (a)(d)	$ 423
		1,941
Qatar (USD) (1%)
300,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 3 144A, 5.84%, 9/30/27 (a)	325
Russian Federation (RUB) (0%)
7,600,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27 RUB	126
Senegal (USD) (1%)
220,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	242
Singapore (USD) (1%)
240,000	BOC Aviation Ltd. 144A, 2.75%, 9/18/22 (a)	228
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a)	190
		418
South Africa (ZAR) (0%)
3,265,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR	181
Sri Lanka (USD) (1%)
645,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	647
Thailand (USD) (0%)
200,000	Krung Thai Bank PCL/Cayman Islands, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.535%) 5.20%, 12/26/24 (b)(d)	202
Turkey (USD) (1%)
210,000	Akbank Turk AS 144A, (5 yr. Swap Semi 30/360 USD + 4.029%) 6.80%, 4/27/28 (a)(d)	161
200,000	Turkiye Garanti Bankasi AS 144A, 5.25%, 9/13/22 (a)	188
210,000	Turkiye Is Bankasi 144A, 5.50%, 4/21/22 (a)	192
		541
United Arab Emirates (USD) (5%)
240,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	233
325,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	327
215,000	Dolphin Energy Ltd. LLC 144A, 5.50%, 12/15/21 (a)	227
353,420	Dolphin Energy Ltd. LLC 144A, 5.89%, 6/15/19 (a)	359
300,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	354
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)	267
200,000	Kuwait Projects Co. SPC Ltd., 4.50%, 2/23/27 (b)	189
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	222
		2,178
United Kingdom (USD) (2%)
450,000	MARB BondCo PLC 144A, 6.88%, 1/19/25 (a)	436
200,000	Petra Diamonds U.S. Treasury PLC 144A, 7.25%, 5/01/22 (a)	191
210,000	Vedanta Resources PLC 144A, 6.13%, 8/09/24 (a)	196

Principal or Shares	Security Description	Value (000)
200,000	Vedanta Resources PLC 144A, 7.13%, 5/31/23 (a)	$ 198
		1,021
United States (EGP) (1%)
5,100,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt), 0.00%, 11/08/18 EGP	273
5,800,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/24/19 EGP (a)	299
		572
United States (NGN) (1%)
100,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 10/22/18 NGN (a)	271
105,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria) 144A, 0.00%, 2/18/19 NGN (a)	273
		544
United States (USD) (10%)
225,000	California Resources Corp., 5.00%, 1/15/20	214
200,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (a)	203
220,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%) 4.21%, 10/25/30 (d)	221
140,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 4.26%, 8/25/30 (d)	141
215,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.36%, 9/25/30 (d)	216
324,179	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.59%, 10/21/21 (c)	325
139,644	Golden Nugget Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.84%, 10/04/23 (c)	140
140,000	K-Mac Holdings Corp. Term Loan B 2L, (LIBOR USD 1-Month + 3.250%) 8.83%, 3/16/26 (c)	141
210,000	Navient Corp., 5.00%, 10/26/20	211
324,183	Nexeo Solutions LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.58%, 6/09/23 (c)	327
200,000	NPC International Inc. Term Loan 2L, (LIBOR USD 1-Month + 3.500%) 9.59%, 4/18/25 (c)	203
322,000	Southern Copper Corp., 5.25%, 11/08/42	330
285,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 5.81%, 4/25/43 (a)(d)	298
160,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 3.250%) 9.09%, 2/01/26 (c)	162
663,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (a)	646
530,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	514
324,173	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 2.00%, 6/27/23 (c)	324
		4,616
Virgin Islands (British) (USD) (2%)
120,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)	117

83 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

90,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	$ 90
275,000	CLP Power Hong Kong Financing Ltd., 3.13%, 5/06/25 (b)	263
400,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	394
200,000	Studio City Co. Ltd. 144A, 7.25%, 11/30/21 (a)	208

		1,072

Total Bonds (Cost - $43,951)		43,440

Investment Company (4%)
2,004,071	Payden Cash Reserves Money Market Fund *
	(Cost - $2,004)	2,004

Total Investments (Cost - $45,955) (99%)		45,444
Other Assets, net of Liabilities (1%)		455

Net Assets (100%)		$ 45,899

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(d)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(e)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $85 and the total market value of the collateral held by the Fund is $90. Amounts in 000s.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 214	CLP 136,300	BNP PARIBAS	09/12/2018	$—
USD 85	BRL 306	State Street Bank & Trust Co.	08/16/2018	3
ZAR 610	USD 45	HSBC Bank USA, N.A.	10/16/2018	1

				4

Liabilities:
CLP 136,300	USD 216	BNP PARIBAS	09/12/2018	(2)
KZT 42,400	USD 125	HSBC Bank USA, N.A.	08/13/2018	(3)
USD 185	BRL 728	State Street Bank & Trust Co.	08/16/2018	(9)

				(14)

Net Unrealized Appreciation (Depreciation)				$(10)

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (96%)
Common Stock (81%)
Consumer Discretionary (7%)
64,800	Home Depot Inc.	$12,799
251,400	Las Vegas Sands Corp.	18,076
133,200	McDonald’s Corp.	20,984
666,600	Sekisui House Ltd. (a)	11,336
189,800	Six Flags Entertainment Corp. (a)	12,328
246,100	Starbucks Corp.	12,893

		88,416

Consumer Staple (7%)
202,400	Altria Group Inc.	11,877
96,400	Costco Wholesale Corp.	21,084
268,400	General Mills Inc.	12,362
199,500	Kraft Heinz Co.	12,020
272,700	Philip Morris International Inc.	23,534

		80,877

Energy (6%)
191,100	Exxon Mobil Corp.	15,577
244,200	ONEOK Inc.	17,201
172,700	Phillips 66	21,301
150,900	Valero Energy Corp.	17,859

		71,938

Financial (16%)
103,700	Allianz SE	22,935
710,200	Bank of America Corp.	21,931
259,500	BB&T Corp.	13,185
287,800	Citigroup Inc.	20,690
767,300	Huntington Bancshares Inc.	11,847
297,600	JPMorgan Chase & Co.	34,209
145,500	PNC Financial Services Group Inc.	21,073
106,500	Prudential Financial Inc.	10,747
199,500	SunTrust Banks Inc.	14,378
229,100	Toronto-Dominion Bank	13,558
485,100	Umpqua Holdings Corp.	10,333

		194,886

Healthcare (11%)
143,200	AbbVie Inc.	13,207
127,000	Amgen Inc.	24,962
194,400	Eli Lilly & Co.	19,209
242,400	Gilead Sciences Inc.	18,866
415,700	Merck & Co. Inc.	27,382
630,900	Pfizer Inc.	25,192

		128,818

Industrial (9%)
309,600	Atlantia SpA	9,185
59,800	Boeing Co.	21,307
236,300	Delta Air Lines Inc.	12,859
165,200	Emerson Electric Co.	11,941
96,400	Lockheed Martin Corp.	31,436
107,100	United Parcel Service Inc.	12,840
179,200	Waste Management Inc.	16,128

		115,696

Material (1%)
220,600	DowDuPont Inc.	15,171

Technology (15%)
749,100	Cisco Systems Inc.	31,680
544,300	Intel Corp.	26,181
134,600	International Business Machines Corp.	19,508
361,500	Maxim Integrated Products Inc.	22,102
298,900	Microsoft Corp.	31,707

Principal or Shares	Security Description	Value (000)

278,400	Paychex Inc.	$19,215
241,200	Texas Instruments Inc.	26,850
63,400	Tokyo Electron Ltd.	10,861

		188,104

Telecommunication (3%)
267,500	AT&T Inc.	8,552
323,900	BCE Inc.	13,743
295,300	Verizon Communications Inc.	15,249

		37,544

Utility (6%)
308,300	American Electric Power Co. Inc.	21,932
194,000	Consolidated Edison Inc.	15,312
234,300	Duke Energy Corp.	19,124
407,900	Southern Co.	19,824

		76,192

Total Common Stock		997,642

Master Limited Partnership (9%)
746,400	Antero Midstream Partners LP	24,661
1,006,100	Energy Transfer Partners LP	21,088
1,130,500	Enterprise Products Partners LP	32,784
379,100	Magellan Midstream Partners LP	27,204

Total Master Limited Partnership		105,737

Preferred Stock (1%)
95,700	Bank of America Corp., 6.625%	2,503
103,000	BB&T Corp., 5.625% (a)	2,731
208,000	Goldman Sachs Group Inc., 5.50%	5,346
119,900	Kinder Morgan Inc., 9.75%	4,022
110,900	US Bancorp, 6.50%	3,087

Total Preferred Stock		17,689

Real Estate Investment Trust (5%)
115,000	CoreSite Realty Corp.	12,892
111,300	Crown Castle International Corp.	12,335
114,300	Digital Realty Trust Inc.	13,878
163,500	Prologis Inc.	10,729
44,400	Public Storage	9,672

Total Real Estate Investment Trust		59,506

Total Stocks (Cost - $975,073)		1,180,574

Corporate Bonds (3%)
1,906,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80%, (b)(c)	1,877
6,000,000	Citigroup Inc., (3 mo. LIBOR USD + 3.423%) 6.30%, (b)(c)	6,105
6,100,000	Citizens Financial Group Inc., (3 mo. LIBOR USD + 3.003%) 6.00%, (b)(c)	6,155
9,180,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%) 5.75%, (a)(b)(c)	9,042
4,414,000	Huntington Bancshares Inc./OH, (3 mo. LIBOR USD + 2.880%) 5.70%, (b)(c)	4,367
6,000,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 3.330%) 6.10%, (b)(c)	6,187

Total Corporate Bonds (Cost - $34,066)		33,733

85 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
31,280,365	Payden Cash Reserves Money Market Fund *
	(Cost - $31,280)	$ 31,280

Total Investments (Cost - $1,040,419) (101%)		1,245,587
Liabilities in excess of Other Assets (-1%)		(17,528)

Net Assets (100%)		$ 1,228,059

*	Affiliated investment
(a)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $23,501 and the total market value of the collateral held by the Fund is $24,501. Amounts in 000s.

(b)	Perpetual security with no stated maturity date.
(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 22,214	JPY 2,452,900	Barclays Bank PLC	08/08/2018	$264
USD 31,032	EUR 26,473	Citibank, N.A.	08/08/2018	57

				321

Liabilities:
USD 26,657	CAD 34,976	Royal Bank of Canada	08/08/2018	(234)

Net Unrealized Appreciation (Depreciation)				$87

Schedule of Investments - July 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (20%)
1,400,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%) 3.26%, 7/18/27 (a)(b)	$1,396
1,050,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%) 4.78%, 7/18/27 (a)(b)	1,040
1,050,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%) 0.85%, 4/15/30 EUR (a)(b)(c)	1,231
250,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 1.300%) 1.30%, 7/15/30 EUR (a)(b)(c)	292
350,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 2.650%) 2.65%, 7/15/30 EUR (a)(b)(c)	408
850,000	BlueMountain CLO 2014-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%) 3.28%, 7/20/26 (a)(b)	851
1,100,000	BlueMountain CLO 2014-3 Ltd. 144A, (3 mo. LIBOR USD + 3.200%) 5.54%, 10/15/26 (a)(b)	1,100
1,050,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 3.67%, 11/30/26 (a)(b)	1,050
1,000,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%) 0.73%, 9/21/29 EUR (a)(b)(c)	1,165
500,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 2.700%) 2.70%, 9/21/29 EUR (a)(b)(c)	585
1,560,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 3.56%, 6/09/30 (a)(b)	1,561
920,000	CIFC Funding 2014-III Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.30%, 7/22/26 (a)(b)	920
920,000	CIFC Funding 2014-V Ltd. 144A, (3 mo. LIBOR USD + 1.400%) 3.74%, 1/17/27 (a)(b)	920
1,595,108	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 3.32%, 12/17/33 (a)(b)	1,603
1,916,028	Countrywide Asset-Backed Certificates, 4.73%, 10/25/46 (d)	1,872
2,227,500	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	2,156
2,227,500	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.59%, 7/25/47 (a)(b)	2,237
1,970,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	2,001
1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%) 0.87%, 10/15/31 EUR (a)(b)(c)	1,529
185,023	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, (1 mo. LIBOR USD + 0.250%) 2.31%, 12/25/35 (a)	185
1,332,484	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 3.30%, 4/21/25 (a)(b)	1,333
350,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 3.80%, 4/21/25 (a)(b)	351
167,329	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	174

Principal or Shares	Security Description	Value (000)

960,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 3.47%, 7/20/26 (a)(b)	$961
1,100,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 3.84%, 7/25/26 (a)(b)	1,101
1,000,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%) 3.15%, 6/15/28 (a)(b)	1,002
250,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%) 3.55%, 6/15/28 (a)(b)	250
750,000	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 3.15%, 10/20/26 (a)(b)	745
600,000	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	601
1,450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (b)	1,466
1,000,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%) 3.27%, 10/20/27 (a)(b)	1,000
1,200,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	1,179
1,832,100	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	1,836
1,070,000	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%) 3.51%, 10/20/26 (a)(b)	1,072
400,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%) 3.21%, 10/15/27 (a)(b)	400
900,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%) 3.22%, 4/15/27 (a)(b)	898
177,674	VOLT XXXVIII LLC 144A, 3.88%, 9/25/45 (b)	178
1,450,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	1,465
450,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	454

Total Asset Backed (Cost - $40,593)		40,568

Bank Loans(e) (4%)
416,850	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.07%, 10/06/23	419
306,515	Allison Transmission Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 3.84%, 9/23/22	309
997,500	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%) 4.08%, 3/11/25	1,000
724,889	Berry Global Inc. Term Loan T 1L, (LIBOR USD 1-Month + 1.750%) 3.92%, 1/06/21	727
722,868	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.58%, 11/17/24	727
1,293,500	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 4/30/25	1,296
970,119	Golden Nugget Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.83%, 10/04/23	974
660,886	Michaels Stores Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 4.57%, 1/28/23	661
629,253	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.08%, 2/22/24	631

87 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 1/31/25	$ 1,000
Total Bank Loans (Cost - $7,721)		7,744
Corporate Bond (17%)
750,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	753
750,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	722
780,000	Ally Financial Inc.,4.25%, 4/15/21	784
450,000	Anheuser-Busch InBev Worldwide Inc., 3.50%, 1/12/24	449
750,000	Ares Capital Corp.,3.50%, 2/10/23	718
760,000	AT&T Inc., 3.20%, 3/01/22	749
730,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	733
350,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	343
590,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%) 3.12%, 1/20/23 (a)	579
300,000	Bank of Scotland PLC, 9.38%, 5/15/21 GBP (c)(f)	469
550,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	535
700,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 3.55%, 5/22/22 (a)(b)	710
500,000	Cenovus Energy Inc., 5.70%, 10/15/19	512
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	504
170,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	180
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,174
750,000	CSC Holdings LLC,8.63%, 2/15/19	772
780,000	CVS Health Corp.,3.13%, 3/09/20	780
850,000	CVS Health Corp.,3.70%, 3/09/23	846
800,000	Delek & Avner Tamar Bond Ltd. 144A, 3.84%, 12/30/18 (b)	802
1,010,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	1,026
450,000	Dollar Tree Inc., 3.70%, 5/15/23	447
250,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	293
740,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	752
450,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	463
600,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	576
800,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%) 3.59%, 2/15/23 (a)	806
840,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 3.64%, 6/30/22 (a)	855
1,145,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	1,134
1,200,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.050%) 3.37%, 6/05/23 (a)	1,212
180,000	Goldman Sachs Group Inc./The, (3 mo. LIBOR USD + 1.170%) 3.49%, 5/15/26 (a)	179
435,000	International Lease Finance Corp., 4.63%, 4/15/21	444
750,000	JBS Investments GmbH, 7.75%, 10/28/20 (f)	772

Principal or Shares	Security Description	Value (000)

150,000	Keurig Dr Pepper Inc. 144A, 3.55%, 5/25/21 (b)	$ 151
450,000	Keurig Dr Pepper Inc. 144A, 4.06%, 5/25/23 (b)	453
565,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	584
600,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	572
680,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	650
345,000	Microchip Technology Inc. 144A, 3.92%, 6/01/21 (b)	346
1,120,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	1,098
650,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 3.28%, 7/22/22 (a)	656
800,000	National Savings Bank 144A, 8.88%, 9/18/18 (b)	803
500,000	Nexi Capital SpA 144A, (3 mo. EURIBOR + 3.625%) 3.63%, 5/01/23 EUR (a)(b)(c)	584
1,100,000	Nordea Bank AB 144A, 4.88%, 5/13/21 (b)	1,131
455,000	ONEOK Inc., 4.25%, 2/01/22	463
550,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	594
890,000	Seagate HDD Cayman, 3.75%, 11/15/18	893
730,000	Sinopec Group Overseas Development 2017 Ltd.
	144A, 2.25%, 9/13/20 (b)	711
320,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	320
880,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	850
341,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	340
150,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	146
200,000	Teva Pharmaceutical Finance Netherlands II BV,
	4.50%, 3/01/25 EUR (c)	248
150,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	147
920,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	858
260,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	263
450,000	Vodafone Group PLC, 3.75%, 1/16/24	446
200,000	YPF SA 144A, 8.88%, 12/19/18 (b)	203

Total Corporate Bond (Cost - $36,001)		35,583
Foreign Government (10%)
1,360,000	Argentine Republic Government International Bond, 3.88%, 1/15/22 EUR (c)(f)	1,530
500,000	Argentine Republic Government International Bond, 6.25%, 4/22/19	504
130,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (b)	126
900,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	939
1,500,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	1,589

88

Principal or Shares	Security Description	Value (000)

500,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (b)	$ 497
250,000	Egypt Government International Bond 144A, 5.75%, 4/29/20 (b)	255
350,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (b)	356
1,020,000	Georgia Government International Bond, 6.88%, 4/12/21 (f)	1,091
1,000,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	1,053
870,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	954
1,990,000	Hungary Government International Bond, 6.25%, 1/29/20	2,085
1,030,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	1,047
510,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	576
1,050,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)(g)	1,033
500,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	516
1,100,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	1,134
378,000	Saudi Government International Bond 144A, 4.00%, 4/17/25 (b)	378
308,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	338
1,420,000	Serbia International Bond 144A, 5.88%, 12/03/18 (b)	1,433
300,000	Sri Lanka Government International Bond 144A, 5.75%, 4/18/23 (b)	297
860,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	878
350,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (b)	358
850,000	Ukraine Government International Bond, 7.75%, 9/01/19 (f)	868
840,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	876

Total Foreign Government (Cost - $20,754)		20,711

Mortgage Backed (35%)
343,262	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	299
179,092	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	156
330,758	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	271
2,358,935	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	1,876
231,707	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	197
1,561,315	American Home Mortgage Assets Trust 2007-2, (1 mo. LIBOR USD + 0.125%) 2.19%, 3/25/47 (a)	1,434
447,127	Banc of America Funding 2005-H Trust, 3.60%, 11/20/35 (d)	400

Principal or Shares	Security Description	Value (000)

8,435,000	BANK 2018-BNK13, 0.67%, 8/15/61 (d)	$ 312
1,400,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%) 3.04%, 8/15/35 (a)(b)	1,400
300,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%) 3.49%, 8/15/35 (a)(b)	300
16,370,000	BENCHMARK 2018-B4, 0.70%, 7/15/51 (d)	644
1,100,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 3.83%, 10/15/34 (b)	1,102
506,753	Chase Mortgage Finance Corp., 6.00%, 5/25/37	407
132,272	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	118
911,157	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.62%, 3/20/36 (d)	856
661,340	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.55%, 2/25/47 (d)	599
1,143,856	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	973
693,232	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	590
675,899	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%) 2.91%, 11/25/29 (a)	678
1,654,829	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%) 3.21%, 9/25/29 (a)	1,664
546,927	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 3.36%, 7/25/29 (a)	551
297,483	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.350%) 3.41%, 1/25/29 (a)	299
1,060,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%) 4.31%, 7/25/30 (a)	1,076
852,178	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%) 6.06%, 5/25/25 (a)	936
1,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 6.31%, 1/25/29 (a)	1,190
621,285	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%) 6.61%, 2/25/25 (a)	675
539,100	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.06%, 7/25/25 (a)	611
420,913	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 7.06%, 7/25/25 (a)	469
1,188,464	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 7.76%, 4/25/28 (a)	1,384
400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%) 8.06%, 9/25/28 (a)	473
674,286	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.67%, 9/25/36 (d)	628
1,185,215	Flagstar Mortgage Trust 2018-1 144A, 3.50%, 3/25/48 (b)(d)	1,170
1,271,834	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 7/25/29 (a)	1,283
836,431	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 3.26%, 8/25/29 (a)	842
824,486	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/24 (a)	836

89 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%) 4.36%, 9/25/30 (a)	$ 1,004
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.66%, 12/25/42 (a)	1,320
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.700%) 6.76%, 3/25/28 (a)	576
800,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(d)	788
400,000	GAHR Commercial Mortgage Trust 2015-NRF 144A, 3.38%, 12/15/34 (b)(d)	396
918,753	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 2.41%, 3/25/35 (a)(b)	866
305,921	HarborView Mortgage Loan Trust 2004-10, 3.81%, 1/19/35 (d)	306
84,006	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%) 2.92%, 8/25/29 (a)	81
247,967	IndyMac Index Mortgage Loan Trust 2005-AR13, 3.78%, 8/25/35 (d)	225
120,759	JP Morgan Alternative Loan Trust, (1 mo. LIBOR USD + 0.170%) 2.23%, 8/25/36 (a)	120
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(d)	1,349
430,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%) 3.21%, 6/15/20 (a)(b)	430
117,992	JP Morgan Mortgage Trust, 6.00%, 7/25/36	105
500,091	JP Morgan Mortgage Trust, 6.00%, 6/25/37	415
322,306	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(d)	320
2,476,387	JP Morgan Mortgage Trust 2017-5 144A, 3.17%, 10/26/48 (b)(d)	2,447
370,000	Madison Avenue Trust 2013-650M 144A, 4.03%, 10/12/32 (b)(d)	365
112,060	MLCC Mortgage Investors Inc., 3.95%, 2/25/36 (d)	113
4,000,000	Morgan Stanley Capital I Trust 2018-H3, 1.00%, 7/15/51 (d)	249
628,982	Morgan Stanley Mortgage Loan Trust, 3.52%, 1/25/35 (d)	615
314,735	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(d)	317
798,881	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (b)(d)	838
215,440	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (b)(d)	216
491,683	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (b)(d)	493
652,068	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (b)(d)	654
1,234,496	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (b)(d)	1,237

Principal or Shares	Security Description	Value (000)

1,223,212	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(d)	$ 1,233
792,662	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(d)	800
1,360,835	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 3.56%, 6/25/57 (a)(b)	1,400
110,554	Prime Mortgage Trust, 5.00%, 10/25/35	108
1,357,173	RALI Series 2005-QA7 Trust, 4.39%, 7/25/35 (d)	1,265
1,232,173	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	1,184
131,294	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	121
557,085	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	523
1,104,071	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	1,029
416,777	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	356
1,578,811	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.42%, 8/20/56 GBP (a)(b)(c)	2,077
766,853	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(d)	773
3,050,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%) 3.71%, 4/25/43 (a)(b)	3,073
800,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%) 5.81%, 4/25/43 (a)(b)	837
1,000,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%) 13.81%, 4/25/43 (a)(b)	1,102
237,841	Structured Adjustable Rate Mortgage Loan Trust, 3.90%, 12/25/35 (d)	211
240,726	Structured Adjustable Rate Mortgage Loan Trust, 4.04%, 8/25/34 (d)	238
24,935	Structured Adjustable Rate Mortgage Loan Trust, 4.09%, 8/25/34 (d)	24
2,973,661	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%) 2.27%, 8/25/36 (a)	2,715
1,187,785	Structured Asset Mortgage Investments Inc., (1 mo. LIBOR USD + 0.310%) 2.37%, 12/25/35 (a)	1,119
812,769	Structured Asset Mortgage Investments Inc., (1 mo. LIBOR USD + 0.700%) 2.78%, 1/19/34 (a)	797
311,160	Structured Asset Mortgage Investments Inc., 3.34%, 5/25/36 (d)	197
2,076	Structured Asset Mortgage Investments Trust 2003-C1, 3.47%, 7/25/32 (d)	2
684,297	Vendee Mortgage Trust IO, 3.75%, 12/15/33	31
139,731	WaMu Mortgage Pass-Through Certificates, (12 mo. Federal Reserve Cumulative Average USD + 0.940%) 2.50%, 5/25/46 (a)	140
327,244	WaMu Mortgage Pass-Through Certificates, 2.96%, 10/25/36 (d)	306
545,608	WaMu Mortgage Pass-Through Certificates, 3.38%, 10/25/36 (d)	532
443,313	WaMu Mortgage Pass-Through Certificates, 3.40%, 2/25/37 (d)	431
547,505	WaMu Mortgage Pass-Through Certificates, 3.53%, 9/25/36 (d)	489
825,384	WaMu Mortgage Pass-Through Certificates, 3.56%, 7/25/37 (d)	685

90

Principal or Shares	Security Description	Value (000)

1,436,481	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.320%) 2.38%, 8/25/45 (a)	$ 1,440
1,046,457	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.34%, 9/25/36 (d)	1,019
465,782	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%) 2.14%, 1/25/47 (a)	454
1,882,062	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.61%, 2/25/37 (d)	1,852

Total Mortgage Backed (Cost - $69,446)		71,107

U.S. Treasury (1%)
1,700,000	U.S. Treasury Note, 2.50%, 6/30/20 (h) (Cost - $1,697)	1,695
Stocks (15%)
Common Stock (12%)
6,200	Home Depot Inc.	1,225
6,700	McDonald’s Corp.	1,055
20,700	Kraft Heinz Co.	1,247
13,400	Philip Morris International Inc.	1,157
12,700	Wal-Mart Stores Inc.	1,133
14,300	Exxon Mobil Corp.	1,166
41,800	Bank of America Corp.	1,290
23,300	BB&T Corp.	1,184
16,300	Citigroup Inc.	1,172
9,900	JPMorgan Chase & Co.	1,138
10,800	AbbVie Inc.	996
6,500	Amgen Inc.	1,278
20,600	Merck & Co. Inc.	1,357
3,200	Boeing Co.	1,140
3,600	Lockheed Martin Corp.	1,174
7,600	International Business Machines Corp.	1,101
17,500	DowDuPont Inc.	1,203
25,400	Cisco Systems Inc.	1,074
24,900	Intel Corp.	1,198
12,000	Microsoft Corp.	1,273
26,000	Verizon Communications Inc.	1,343
Total Common Stock		24,904

Master Limited Partnership (2%)
45,900	Energy Transfer Partners LP	962
44,700	Enterprise Products Partners LP	1,296
15,800	Magellan Midstream Partners LP	1,134
Total Master Limited Partnership		3,392

Principal or Shares	Security Description	Value (000)

Preferred Stock (0%)
220	Wells Fargo & Co., 7.50%	$ 279
Real Estate Investment Trust (1%)
10,400	Digital Realty Trust Inc.	1,263
Total Stocks (Cost - $28,573)		29,838
Investment Company (0%)
1,071,000	Payden Cash Reserves Money Market Fund * (Cost - $1,071)	1,071
Purchase Options (0%)
Total Purchased Options (Cost - $43)		28
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $354)		231
Total Investments, Before Options Written (Cost - $206,253) (102%)		208,576
Written Swaptions (0%)
Total Written Swaptions (Cost - $(300))		(177)
Total Investments (Cost - $205,953) (102%)		208,399
Liabilities in excess of Other Assets (-2%)		(3,774)
Net Assets (100%)		$ 204,625

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2018. The stated maturity is subject to prepayments.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)

All or a portion of these securities are on loan. At July 31, 2018, the total market value of the Fund’s securities on loan is $1,033 and the total market value of the collateral held by the Fund is $1,071. Amount in 000s.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	126	$35,485	2375.00	08/17/2018	$ 8	Put
S & P 500 Index	114	32,106	2400.00	08/31/2018	20	Put

Total Purchase Options		$67,591			$ 28

91    Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/20, Pay Fixed 3.15%	Barclays Bank PLC	$61,400	06/26/2020	$225	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR
2-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7385%	BNP PARIBAS	27,900	09/24/2018	6	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$231

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Call Swaptions 0.0%
1-Year Interest Rate Swap, 6/26/19, Pay Fixed 3.15%	Barclays Bank PLC	$61,400	06/26/2019	$(167)	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR
5-Year Interest Rate Swap, 9/24/18, Pay Fixed 2.7825%	BNP PARIBAS	11,600	09/24/2018	(10)	Call
Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$(177)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
AUD 3,294	USD 2,438	Citibank, N.A.	10/19/2018	$11
CAD 2,857	USD 2,150	HSBC Bank USA, N.A.	09/20/2018	48
CLP 350,600	USD 541	BNP PARIBAS	09/27/2018	9
EUR 2,764	USD 3,236	BNP PARIBAS	09/18/2018	8
IDR 15,587,000	USD 1,067	Barclays Bank PLC	10/24/2018	2
NOK 17,506	USD 2,143	HSBC Bank USA, N.A.	09/20/2018	8
USD 9,668	EUR 8,248	Citibank, N.A.	08/08/2018	18
USD 2,453	EUR 2,084	Citibank, N.A.	10/19/2018	1
USD 2,583	GBP 1,950	HSBC Bank USA, N.A.	08/08/2018	22
USD 2,153	NOK 17,506	HSBC Bank USA, N.A.	09/20/2018	2

				129

Liabilities:
COP 1,557,000	USD 539	Citibank, N.A.	09/27/2018	(1)
EUR 1,500	USD 1,762	Citibank, N.A.	08/08/2018	(7)
GBP 2,423	USD 3,237	BNP PARIBAS	09/18/2018	(50)
JPY 269,000	USD 2,461	State Street Bank & Trust Co.	09/14/2018	(48)
USD 3,243	EUR 2,764	BNP PARIBAS	09/18/2018	(1)
USD 3,164	GBP 2,423	BNP PARIBAS	09/18/2018	(22)
USD 2,178	CAD 2,857	HSBC Bank USA, N.A.	09/20/2018	(20)
ZAR 6,860	USD 538	HSBC Bank USA, N.A.	08/10/2018	(18)

				(167)

Net Unrealized Appreciation (Depreciation)				$(38)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	138	Sep-18	$29,170	$(53)	$(53)
U.S. Treasury 5-Year Note Future	78	Sep-18	8,824	10	10
U.S. Ultra Bond Future	10	Sep-18	1,569	2	2

Total Futures					$(41)

93    Payden Mutual Funds

July 31, 2018 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Fund qualifies as a government money market fund under the Money Market Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund

95    Payden Mutual Funds

invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2018 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	1%	0%	0%	0%
Low Duration	0%	0%	18%	0%
U.S. Government	0%	0%	8%	0%
GNMA	0%	0%	40%	0%
Core Bond.	9%	0%	9%	0%
Corporate Bond.	0%	0%	7%	0%
Strategic Income	10%	0%	9%	0%
Absolute Return Bond	17%	0%	6%	0%
High Income	6%	1%	0%	0%
Global Low Duration	6%	0%	40%	0%
Global Fixed Income.	55%	0%	39%	0%
Emerging Markets Bond	4%	0%	0%	0%
Emerging Markets Local Bond	23%	0%	0%	0%
Emerging Markets Corporate Bond	4%	0%	1%	0%
Equity Income	5%	0%	0%	0%
PK Cash Balance Plan	12%	0%	5%	0%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

97    Payden Mutual Funds

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in affiliated Funds.

						Realized	Change in
	Value				Value	Gain	Unrealized Appreciation
Fund	October 31, 2017	Purchases	Sales	Dividends	July 31, 2018	(Loss)	(Depreciation)
Investments in Cash Reserves Money Market Fund
Limited Maturity	$9,022,262	$1,457,222,089	$1,464,519,644	$74,135	$1,724,707	—	—
Low Duration	2,020,100	1,280,860,903	1,273,240,172	56,858	9,640,831	—	—
U.S. Government	2,451,035	376,606,756	377,202,348	17,393	1,855,443	—	—
GNMA	8,841,198	729,768,509	734,992,700	31,665	3,617,007	—	—
Core Bond	7,782,184	2,028,234,211	2,026,148,234	95,718	9,868,161	—	—
Corporate Bond	10,209,331	853,961,725	855,875,419	41,195	8,295,637	—	—
Strategic Income	8,774,931	748,241,281	746,220,869	35,933	10,795,343	—	—
Absolute Return Bond	2,254,466	328,906,792	329,060,273	15,018	2,100,985	—	—
Floating Rate	19,857,225	2,573,687,123	2,583,863,992	117,541	9,680,356	—	—
High Income	48,979,077	3,429,991,957	3,453,764,652	158,337	25,206,382	—	—
Global Low Duration	750,279	203,044,642	201,481,042	9,486	2,313,879	—	—

						Realized	Change in
	Value				Value	Gain	Unrealized Appreciation
Fund	October 31, 2017	Purchases	Sales	Dividends	July 31, 2018	(Loss)	(Depreciation)
Global Fixed Income	$1,242,285	$360,656,136	$360,213,602	$17,204	$1,684,819	—	—
Emerging Markets Bond	62,076,124	3,806,653,390	3,840,099,672	178,076	28,629,842	—	—
Emerging Markets Local Bond	—	860,012,861	855,953,158	42,329	4,059,703	—	—
Emerging Markets Corporate Bond	4,038,964	378,216,044	380,250,937	19,416	2,004,071	—	—
Equity Income	9,798,906	3,408,985,722	3,387,504,263	138,130	31,280,365	—	—
PK Cash Balance Plan Fund	714,370	361,653,244	361,296,614	17,330	1,071,000	—	—
Investments in Floating
Rate Fund — SI Class
High Income	$5,964,250	—	$5,952,334	$17,458	—	$(47,666)	$ 35,750
Global Fixed Income	2,773,897	$2,280,000	—	115,573	$5,023,604	—	(30,293)
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$16,919,676	—	$16,902,777	$88,713	—	$615,084	$(631,983)
High Income	8,387,342	—	8,395,454	90,930	—	283,904	(275,792)
Emerging Markets Local Bond	4,949,853	—	4,954,640	53,663	—	54,640	(49,853)

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary

	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.55%
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.53%	n/a
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a

99    Payden Mutual Funds

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary

	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%

					SI Class		Institutional Class
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a	0.95%

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2019 (exclusive of interest, 12b-1 fees and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the Core Bond, Emerging Markets Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Cash Reserves Money Market
Mortgage Backed	—	—	$2,556	—	—	—	$2,556
Repurchase Agreement	—	—	96,000	—	—	—	96,000
U.S. Government	—	—	97,156	—	—	—	97,156
U.S. Treasury	—	—	109,577	—	—	—	109,577
Investment Company	$4,037	—	—	—	—	—	4,037

Limited Maturity
Asset Backed	—	—	136,494	—	—	—	136,494
Bank Loans	—	—	708	—	—	—	708
Commercial Paper	—	—	78,825	—	—	—	78,825
Corporate Bond	—	—	450,397	—	—	—	450,397
Foreign Government	—	—	25,452	—	—	—	25,452
Morgage Backed	—	—	69,342	—	—	—	69,342
Municipal	—	—	4,000	—	—	—	4,000
U.S. Government	—	—	79,743	—	—	—	79,743
Investment Company	1,725	—	—	—	—	—	1,725

Low Duration
Asset Backed	—	—	106,463	—	—	—	106,463
Bank Loans	—	—	1,587	—	—	—	1,587
Corporate Bond	—	—	502,164	—	—	—	502,164
Foreign Government	—	—	26,459	—	—	—	26,459
Morgage Backed	—	—	91,261	—	—	—	91,261
U.S. Government	—	—	326,037	—	—	—	326,037
Investment Company	9,641	—	—	—	—	—	9,641

U.S. Government
Mortgage Backed	—	—	36,874	—	—	—	36,874
U.S. Government	—	—	3,139	—	—	—	3,139
Investment Company	1,855	—	—	—	—	—	1,855

101    Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

GNMA
Mortgage Backed	—	—	$245,750	—	—	—	$245,750
Swaptions Purchased	—	—	2	—	—	—	2
U.S. Government	—	—	1,987	—	—	—	1,987
Investment Company	$ 3,617	—	—	—	—	—	3,617

Core Bond
Asset Backed	—	—	67,845	—	—	—	67,845
Bank Loans	—	—	31,098	—	—	—	31,098
Corporate Bond	—	—	313,522	—	—	—	313,522
Foreign Government	—	—	41,742	—	—	—	41,742
Morgage Backed	—	—	281,380	—	—	—	281,380
Municipal	—	—	13,631	—	—	—	13,631
Preferred Stock	990	—	—	—	—	—	990
Swaptions Purchased	—	—	943	—	—	—	943
U.S. Government	—	—	228,827	—	—	—	228,827
Investment Company	9,868	—	—	—	—	—	9,868

Corporate Bond
Asset Backed	—	—	1,843	—	—	—	1,843
Corporate Bond	—	—	183,483	—	—	—	183,483
Foreign Government	—	—	1,147	—	—	—	1,147
Municipal Bond	—	—	2,871	—	—	—	2,871
Investment Company	8,296	—	—	—	—	—	8,296

Strategic Income
Asset Backed	—	—	15,245	—	—	—	15,245
Bank Loans	—	—	17,071	—	—	—	17,071
Corporate Bond	—	—	75,725	—	—	—	75,725
Foreign Government	—	—	14,192	—	—	—	14,192
Mortgage Backed	—	—	24,806	—	—	—	24,806
Municipal	—	—	4,150	—	—	—	4,150
Swaptions Purchased	—	—	193	—	—	—	193
U.S. Government	—	—	27,783	—	—	—	27,783
Master Limited Partnership	2,536	—	—	—	—	—	2,536
Preferred Stock	1,325	—	—	—	—	—	1,325
Real Estate Investment Trust	1,953	—	—	—	—	—	1,953
Investment Company	10,795	—	—	—	—	—	10,795

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Absolute Return Bond
Asset Backed	—	—	$30,505	—	—	—	$30,505
Bank Loans	—	—	6,228	—	—	—	6,228
Corporate Bond	—	—	26,883	—	—	—	26,883
Foreign Government	—	—	16,616	—	—	—	16,616
Mortgage Backed	—	—	42,886	—	—	—	42,886
Options Purchased	$18	—	—	—	—	—	18
Swaptions Purchased	—	—	140	—	—	—	140
U.S. Government	—	—	9,275	—	—	—	9,275
Investment Company	2,101	—	—	—	—	—	2,101

Floating Rate
Asset Backed	—	—	1,483	—	—	—	1,483
Bank Loans	—	—	121,859	—	—	—	121,859
Corporate Bond	—	—	27,569	—	—	—	27,569
Mortgage Backed	—	—	6,231	—	—	—	6,231
Preferred Stock	495	—	—	—	—	—	495
Investment Company	9,680	—	—	—	—	—	9,680

High Income
Bank Loans	—	—	10,845	—	—	—	10,845
Corporate Bonds	—	—	422,778	—	—	—	422,778
Foreign Government	—	—	2,030	—	—	—	2,030
Mortgage Backed	—	—	15,078	—	—	—	15,078
Master Limited Partnership	2,241	—	—	—	—	—	2,241
Preferred Stock	3,543	—	—	—	—	—	3,543
Investment Company	25,206	—	—	—	—	—	25,206

California Municipal Income
Municipal	—	—	56,588	—	—	—	56,588

Global Low Duration
Asset Backed	—	—	7,366	—	—	—	7,366
Bank Loans	—	—	205	—	—	—	205
Corporate Bond	—	—	61,510	—	—	—	61,510
Foreign Government	—	—	6,073	—	—	—	6,073
Mortgage Backed	—	—	8,001	—	—	—	8,001
Swaptions Purchased	—	—	103	—	—	—	103
U.S. Government	—	—	948	—	—	—	948
U.S. Treasury	—	—	7,692	—	—	—	7,692
Investment Company	2,314	—	—	—	—	—	2,314

103    Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Global Fixed Income
Asset Backed	—	—	$5,502	—	—	—	$5,502
Corporate Bond	—	—	44,118	—	—	—	44,118
Foreign Government	—	—	56,395	—	—	—	56,395
Mortgage Backed	—	—	14,156	—	—	—	14,156
Preferred Stock	$152	—	—	—	—	—	152
Swaptions Purchased	—	—	4	—	—	—	4
U.S. Government	—	—	8,395	—	—	—	8395
Investment Company	1,685	—	—	—	—	—	1,685
Investments Valued at NAV[1]	—	—	—	—	—	—	5,023

Emerging Markets Bond
Corporate Bond	—	—	393,545	—	—	—	393,545
Foreign Government	—	—	876,489	—	—	—	876,489
Investment Company	28,630	—	—	—	—	—	28,630

Emerging Markets Local Bond
Corporate Bond	—	—	37,049	—	—	—	37,049
Foreign Government	—	—	180,400	—	—	—	180,400
Investment Company	4,060	—	—	—	—	—	4,060

Emerging Markets Corporate Bond
Bank Loans	—	—	1,749	—	—	—	1,749
Corporate Bond	—	—	39,332	—	—	—	39,332
Foreign Government	—	—	1,484	—	—	—	1,484
Mortgage Backed	—	—	875	—	—	—	875
Investment Company	2,004	—	—	—	—	—	2,004

Equity Income
Common Stock	997,642	—	—	—	—	—	997,642
Corporate Bond	—	—	33,733	—	—	—	33,733
Master Limited Partnership	105,737	—	—	—	—	—	105,737
Preferred Stock	17,689	—	—	—	—	—	17,689
Real Estate Investment Trust	59,506	—	—	—	—	—	59,506
Investment Company	31,280	—	—	—	—	—	31,280

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

PK Cash Balance Plan
Asset Backed	—	—	$40,568	—	—	—	$40,568
Bank Loans	—	—	7,744	—	—	—	7,744
Corporate Bond	—	—	35,583	—	—	—	35,583
Foreign Government	—	—	20,711	—	—	—	20,711
Mortgage Backed	—	—	71,107	—	—	—	71,107
U.S. Treasury	—	—	1,695	—	—	—	1,695
Swaptions Purchased	—	—	231	—	—	—	231
Common Stock	$24,904	—	—	—	—	—	24,904
Master Limited Partnership	3,392	—	—	—	—	—	3,392
Preferred Stock	279	—	—	—	—	—	279
Real Estate Investment Trust	1,263	—	—	—	—	—	1,263
Options Purchased	28	—	—	—	—	—	28
Investment Company	1,071	—	—	—	—	—	1,071
1 As of July 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$123	$ (11)	—	—	$112

Low Duration
Forward currency contracts	—	—	34	—	—	—	34
Futures	$ 1	$(228)	—	—	—	—	(227)

Core Bond
Forward currency contracts	—	—	421	(647)	—	—	(226)
Futures	196	(333)	—	—	—	—	(137)
Swaptions Written	—	—	—	(721)	—	—	(721)

Corporate Bond
Futures	—	(97)	—	—	—	—	(97)

Strategic Income
Forward currency contracts	—	—	92	(186)	—	—	(94)
Futures	46	(10)	—	—	—	—	36
Swaptions Written	—	—	—	(148)	—	—	(148)

105    Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Absolute Return
Forward currency contracts	—	—	$ 130	$ (98)	—	—	$ 32
Futures	$ 7	$(13)	—	—	—	—	(6)
Swaptions Written	—	—	—	(107)	—	—	(107)

Floating Rate
Forward currency contracts	—	—	2	—	—	—	2

High Income
Forward currency contracts	—	—	141	(241)	—	—	(100)

Global Low Duration
Forward currency contracts	—	—	33	(49)	—	—	(16)
Futures	—	(25)	—	—	—	—	(25)
Swaptions Written	—	—	—	(79)	—	—	(79)

Global Fixed Income
Forward currency contracts	—	—	493	(253)	—	—	240
Futures	115	(99)	—	—	—	—	16
Swaptions Written	—	—	—	(6)	—	—	(6)

Emerging Markets Bond
Forward currency contracts	—	—	436	(579)	—	—	(143)
Futures	197	—	—	—	—	—	197

Emerging Markets Local Bond
Forward currency contracts	—	—	1,201	(747)	—	—	454
Futures	46	—	—	—	—	—	46

Emerging Markets Corporate Bond
Forward currency contracts	—	—	4	(14)	—	—	(10)

Equity Income
Forward currency contracts	—	—	321	(234)	—	—	87

PK Cash Balance Plan
Forward currency contracts	—	—	129	(167)	—	—	(38)
Futures	12	(53)	—	—	—	—	(41)
Swaptions Written	—	—	—	(177)	—	—	(177)

1   Other financial instruments are swaps, futures contracts and forward currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are valued at value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date September 20, 2018

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date September 20, 2018

* Print the name and title of each signing officer under his or her signature.